UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01136

Guggenheim Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President and Chief Executive Officer

Guggenheim Funds Trust

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Enhanced World Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
EXCHANGE TRADED FUNDS† - 97.8%
SPDR S&P 500 ETF Trust[1]	13,866	$2,713,853
iShares MSCI EAFE ETF	13,650	933,250
iShares MSCI Japan ETF[1]	52,877	636,639
SPDR S&P MidCap 400 ETF Trust[1]	1,192	310,588
iShares MSCI United Kingdom ETF	14,626	305,391
iShares MSCI South Korea Capped ETF	4,600	299,092
iShares MSCI Taiwan ETF	18,900	298,620
iShares China Large-Capital ETF[1]	7,800	288,912
SPDR S&P Homebuilders ETF[1]	5,025	164,569
Energy Select Sector SPDR Fund[1]	1,625	162,663
iShares MSCI Mexico Capped ETF[1]	2,384	161,659
Total Exchange Traded Funds
(Cost $6,242,752)		6,275,236
SHORT TERM INVESTMENTS† - 8.1%
Dreyfus Treasury Prime Cash Management Fund	524,352	524,352
Total Short Term Investments
(Cost $524,352)		524,352
Total Investments - 105.9%
(Cost $6,767,104)		$6,799,588
	Contracts
OPTIONS WRITTEN† - (0.1)%
Call options on:
iShares MSCI Mexico Capped ETF Expiring July 2014 with strike price of $69.00	10	(230)
iShares China Large-Cap ETF Expiring July 2014 with strike price of $38.00	35	(630)
SPDR S&P Homebuilders ETF Expiring July 2014 with strike price of $33.00	21	(756)
Energy Select Sector SPDR Fund Expiring July 2014 with strike price of $100.00	7	(819)
SPDR S&P MidCap 400 ETF Trust Expiring July 2014 with strike price of $260.00	5	(1,250)
SPDR S&P 500 ETF Trust Expiring July 2014 with strike price of $199.00	58	(1,508)
iShares MSCI Japan ETF Expiring July 2014 with strike price of $12.00	220	(3,740)
Total Options Written
(Premiums received $12,260)		(8,933)
Other Assets & Liabilities, net - (5.8)%		(372,794)
Total Net Assets - 100.0%		$6,417,861

†	Value determined based on Level 1 inputs — See Note 3.
[1]	All or a portion of this security is pledged as collateral for open options written contracts at June 30, 2014.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
SHORT TERM INVESTMENTS† - 7.8%
Federated U.S. Treasury Cash Reserve Fund	105,163,430	$105,163,430
Total Short Term Investments
(Cost $105,163,430)		105,163,430
	Face Amount
SENIOR FLOATING RATE INTERESTS†† - 72.3%
Industrials - 17.0%
Flakt Woods
8.00% due 04/01/17[7]	$12,115,820	16,091,387
Crosby Worldwide
3.20% due 11/23/20	12,967,500	12,951,290
Brickman Group Holdings, Inc.
4.00% due 12/18/20	11,249,500	11,131,267
7.50% due 12/17/21	930,000	944,722
Sabre, Inc.
4.50% due 02/19/19	8,340,482	8,361,334
4.25% due 02/19/19	2,944,561	2,950,686
Travelport Holdings Ltd.
6.25% due 06/26/19	5,083,559	5,195,397
9.50% due 01/31/16	4,935,000	5,072,144
US Shipping Corp.
9.00% due 04/30/18	9,470,679	9,616,716
Mitchell International, Inc.
4.50% due 10/13/20	6,368,000	6,389,205
8.50% due 10/11/21	3,050,000	3,108,469
Minimax Viking
4.50% due 08/14/20	8,653,946	8,675,581
Rexnord LLC/ RBS Global, Inc.
4.00% due 08/21/20	8,337,000	8,324,495
US Infrastructure Corp.
4.00% due 07/10/20	6,831,000	6,762,690
Thermasys Corp.
5.25% due 05/03/19	6,697,031	6,663,546
SIRVA Worldwide, Inc.
7.50% due 03/27/19	5,925,000	6,028,688
Tank & Rast
3.85% due 12/10/19	2,340,000	3,208,845
3.60% due 12/10/18	1,750,000	2,392,445
Berlin Packaging LLC
4.75% due 04/02/19	3,564,000	3,586,275
8.75% due 04/10/20	1,900,000	1,942,750
Doncasters Group Ltd.
9.50% due 10/09/20	3,834,483	3,882,414
4.50% due 04/09/20	1,477,300	1,481,924
ServiceMaster Co.
4.25% due 06/25/21	3,550,000	3,543,362
5.50% due 01/31/17	1,757,934	1,756,053
Connolly Corp.
5.00% due 05/14/21	5,000,000	5,053,750
Transdigm, Inc.
3.75% due 06/04/21	4,800,000	4,776,000
Power Borrower, LLC
4.25% due 05/06/20	2,947,068	2,880,759
8.25% due 11/06/20	1,670,000	1,628,250
SRA International, Inc.
6.50% due 07/20/18	4,402,702	4,410,980
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	2,962,515	2,951,406
10.50% due 08/28/19†††,7	1,300,000	1,287,000
syncreon
5.25% due 10/28/20	3,781,000	3,804,631
NaNa Development Corp.
8.00% due 03/15/18[7]	3,825,000	3,786,750
Sutherland Global Services, Inc.
7.25% due 03/06/19	3,750,000	3,768,750
Ceva Logistics US Holdings
6.50% due 03/19/21	3,773,793	3,698,317
Knowledge Learning Corp.
5.25% due 03/18/21	3,541,125	3,585,389
Camp Systems International
4.75% due 05/31/19	1,890,426	1,896,721
8.25% due 11/29/19	1,150,000	1,175,875
Emerald Expositions
5.50% due 06/17/20	2,999,216	3,017,032
GYP Holdings III Corp.
4.75% due 04/01/21	2,800,000	2,786,000
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	2,736,000	2,681,280
Mast Global
8.75% due 09/12/19†††,7	2,681,250	2,654,438
SI Organization
5.75% due 11/23/19	2,600,000	2,604,888
Learning Care Group (US), Inc.
6.05% due 05/05/21	2,550,000	2,588,250
Osmose Holdings, Inc.
4.75% due 11/26/18	2,566,864	2,560,447
Ceva Group Plc (United Kingdom)
6.50% due 03/19/21	2,600,985	2,548,966
Ranpak
4.50% due 04/25/19	2,000,073	2,005,073
8.50% due 04/23/20	500,000	509,375
Realogy Corp.
3.75% due 03/05/20	2,475,047	2,474,007
MRC Global, Inc.
5.00% due 11/08/19	2,358,125	2,369,916
Filtration Group Corp.
4.50% due 11/20/20	2,034,763	2,047,988
Berry Plastics Corp.
3.50% due 02/08/20	1,091,709	1,082,047
3.75% due 01/06/21	897,750	894,177
GCA Services Group, Inc.
4.27% due 11/01/19	1,769,652	1,766,697
9.25% due 11/01/20	200,000	202,000
Braas Monier Buildings Group
4.83% due 10/15/20	1,300,000	1,790,720

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 72.3% (continued)
Industrials - 17.0% (continued)
Nord Anglia Education Finance LLC
4.50% due 03/31/21	$1,650,000	$1,650,000
CareCore National LLC
5.50% due 03/05/21	1,346,625	1,357,573
Dematic S.A.
4.25% due 12/28/19	1,358,268	1,356,570
V.Group Ltd.
5.00% due 06/18/21	1,050,000	1,057,224
CPM Acquisition Corp.
6.25% due 08/29/17	378,192	379,768
10.25% due 03/01/18	325,000	329,469
Panolam Industries International, Inc.
7.26% due 08/23/17	556,982	554,894
Wireco Worldgroup, Inc.
6.00% due 02/15/17	486,599	489,032
Ceva Logistics Canada, ULC
6.50% due 03/19/21	471,724	462,290
Travelport LLC
0.01% due 06/21/18	416,667	377,130
Omnitracs, Inc.
8.75% due 05/25/21	350,000	353,500
Advanced Disposal Services, Inc.
3.75% due 10/09/19	350,480	348,570
Hunter Fan Co.
6.50% due 12/20/17	222,385	221,829
Total Safety U.S., Inc.
9.25% due 09/13/20[7]	99,750	99,750
Total Industrials		230,387,163
Consumer Discretionary - 13.1%
Alliance Boots Ltd.
3.98% due 07/09/17	10,521,726	18,004,262
3.48% due 07/09/15	2,986,900	5,103,420
Smart & Final Stores LLC
4.75% due 11/15/19	12,431,835	12,447,375
BJ's Wholesale Club, Inc.
4.50% due 09/26/19	11,511,182	11,517,168
ABG Intermediate Holdings 2 LLC
5.50% due 05/27/21	8,500,000	8,521,250
Alexander Mann Solutions Ltd.
5.75% due 12/20/19	7,960,000	7,999,800
Neiman Marcus Group, Inc.
4.25% due 10/25/20	7,987,169	7,965,684
Lions Gate Entertainment Corp.
5.00% due 07/19/20	7,400,000	7,511,000
Sears Holdings Corp.
5.50% due 06/30/18	7,120,544	7,194,313
Hilton Worldwide Holdings, Inc.
3.50% due 10/26/20	6,679,474	6,665,580
Party City Holdings, Inc.
4.00% due 07/27/19	5,988,837	5,948,592
TI Automotive Ltd.
5.50% due 03/28/19	4,937,500	4,937,500
Nassa Midco AS
4.25% due 05/14/21	3,300,000	4,524,753
Metro-Goldwyn-Mayer, Inc.
due 06/26/20[1]	4,370,000	4,417,327
Ollies Bargain Outlet
4.75% due 09/28/19	4,150,638	4,150,638
CPA Global
4.50% due 12/03/20	3,940,125	3,964,751
Digital Cinema
3.25% due 05/17/21	3,870,000	3,853,088
Pinnacle Entertainment, Inc.
3.75% due 08/13/20	3,662,747	3,668,827
Warner Music Group
3.75% due 07/01/20	3,721,875	3,659,087
Mcgraw-Hill Global Education Holdings LLC
11.00% due 03/22/18[7]	3,500,000	3,500,000
Fitness International LLC
5.50% due 06/24/20	3,500,000	3,484,705
William Morris Endeavor
5.25% due 05/06/21	3,400,000	3,420,400
Men's Wearhouse
4.50% due 06/18/21	3,100,000	3,114,198
Compucom Systems, Inc.
4.25% due 05/07/20	2,990,806	2,958,415
Serta Simmons Holdings LLC
4.25% due 10/01/19	2,849,110	2,853,726
California Pizza Kitchen, Inc.
5.25% due 03/29/18	2,956,917	2,814,631
Fleetpride Corp.
5.25% due 11/19/19	1,972,469	1,962,606
9.25% due 05/15/20	304,000	297,920
Mitel Networks Corp.
5.25% due 01/31/20	2,215,715	2,233,729
Capital Automotive LP
6.00% due 04/30/20	2,000,000	2,039,160
SNL Financial
4.50% due 10/23/18	2,029,659	2,033,475
NES Global Talent
6.50% due 10/03/19	1,975,000	1,975,000
Southern Graphics, Inc.
4.26% due 10/17/19	1,860,439	1,860,439
CHG Healthcare Services, Inc.
4.25% due 11/19/19	1,840,038	1,846,165
Laureate Education, Inc.
5.00% due 06/15/18	1,484,213	1,448,963
AlixPartners, LLP
4.00% due 07/10/20	1,422,755	1,419,554
Fender Musical Instruments Corp.
5.75% due 04/03/19	1,337,500	1,347,531
1-800 Contacts, Inc.
4.25% due 01/29/21	1,296,750	1,295,946

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 72.3% (continued)
Consumer Discretionary - 13.1% (continued)
IntraWest Holdings S.à r.l.
5.50% due 12/09/20	$1,054,700	$1,070,521
Container Store, Inc.
4.25% due 04/06/19	892,905	889,931
Equinox Fitness
4.25% due 01/31/20	593,750	594,866
Jacobs Entertainment, Inc.
5.25% due 10/29/18	491,250	493,706
Reynolds Group Holdings
4.00% due 12/01/18	492,525	492,919
Navistar, Inc.
5.75% due 08/17/17	312,500	318,359
David'S Bridal, Inc.
5.00% due 10/11/19	238,861	230,740
Targus Group International, Inc.
12.00% due 05/24/16[7]	228,823	192,784
CKX Entertainment, Inc.
9.00% due 06/21/17[7]	145,875	129,099
Total Consumer Discretionary		178,373,903
Information Technology - 11.6%
Infor (US), Inc.
3.75% due 06/03/20	16,076,567	15,956,215
Active Network, Inc., The
5.50% due 11/13/20	12,234,029	12,165,274
Go Daddy Operating Company, LLC
4.75% due 05/13/21	12,100,931	12,029,052
Greenway Medical Technologies
6.00% due 11/04/20[7]	9,950,000	9,937,563
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	9,701,250	9,337,453
Wall Street Systems
4.50% due 04/30/21	9,200,000	9,205,796
CallCredit Info Group Ltd.
5.09% due 02/12/21[7]	5,300,000	9,099,853
LANDesk Group, Inc.
5.00% due 02/25/20	8,436,356	8,438,381
Aspect Software, Inc.
7.25% due 05/07/16	8,101,342	8,167,206
Activision Blizzard
3.25% due 10/12/20	6,356,250	6,367,056
Evergreen Skill
4.50% due 04/28/21	5,750,000	5,746,435
Deltek, Inc.
4.50% due 10/10/18	5,622,753	5,655,533
EIG Investors Corp.
5.00% due 11/09/19	5,395,729	5,395,729
Applied Systems, Inc.
4.25% due 01/25/21	5,318,263	5,330,707
Avago Technologies Ltd.
3.75% due 05/06/21	5,000,000	5,013,850
CDW LLC
3.25% due 04/29/20	4,937,515	4,881,968
Sophos
5.00% due 01/29/21	4,458,825	4,472,781
Paradigm Ltd
4.75% due 07/30/19[7]	4,088,324	4,088,323
Telx Group
4.50% due 04/09/20	2,950,000	2,950,000
7.50% due 04/09/21	600,000	600,000
Renaissance Learning Corp.
4.50% due 04/09/21	3,491,250	3,486,886
Kronos, Inc.
4.50% due 10/30/19	2,424,996	2,441,971
Lantiq Deutschland GmbH
11.00% due 11/16/15[7]	1,881,406	1,862,592
Eze Castle Software, Inc.
7.25% due 04/05/21	1,441,176	1,433,971
Attachmate Group, Inc., The
7.25% due 11/22/17	1,119,620	1,127,546
Hyland Software, Inc.
4.75% due 02/19/21	1,086,278	1,090,036
American Builders & Contractors Supply Co., Inc.
3.50% due 04/16/20	694,750	692,360
P2 Energy Solutions
9.00% due 04/30/21	390,000	395,686
Sophia, LP
4.00% due 07/19/18	381,139	381,002
SumTotal Systems
6.25% due 11/16/18	201,073	196,046
Total Information Technology		157,947,271
Telecommunication Services - 10.9%
Cartrawler- Mustang Bidco Ltd.
4.35% due 04/29/21	17,700,000	24,234,955
Scout24 AG
4.44% due 02/12/21	12,000,000	16,555,843
Alcatel-Lucent, Inc.
4.50% due 01/30/19	11,415,508	11,417,335
Expert Global Solutions
8.50% due 04/03/18	8,896,195	8,829,474
0.08% due 04/02/17[7]	716,667	645,000
Zayo Group LLC
4.00% due 07/02/19	8,817,567	8,824,004
Asurion Corp.
4.25% due 07/08/20	4,118,400	4,113,252
5.00% due 05/24/19	3,881,151	3,903,002
Ziggo BV
3.50% due 01/15/22	3,560,850	4,846,091
0.04% due 01/15/22	2,109,450	2,870,828
Avaya, Inc.
6.50% due 03/31/18	4,933,593	4,934,284
4.73% due 10/26/17	2,338,791	2,287,993
Light Tower Fiber LLC
4.00% due 04/13/20	6,442,462	6,420,622

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 72.3% (continued)
Telecommunication Services - 10.9% (continued)
Trader Media Corporation Ltd.
4.99% due 12/08/17	$3,376,319	$5,789,238
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	5,635,875	5,695,784
Univision Communications, Inc.
4.00% due 03/01/20	5,497,790	5,491,987
Interactive Data Corp.
4.75% due 05/02/21	5,000,000	5,040,650
CBS Outdoor Americas Capital LLC
3.00% due 01/31/21	4,600,000	4,581,600
Gogo LLC
11.25% due 06/21/17[7]	4,314,499	4,530,224
Associated Partners, Inc.
6.65% due 12/21/15†††,7	3,250,000	3,258,125
Cumulus Media, Inc.
4.25% due 12/23/20	3,152,275	3,160,156
Live Nation Worldwide, Inc.
3.50% due 08/14/20	2,977,500	2,970,056
Hemisphere Media Group, Inc.
6.25% due 07/30/20	2,574,000	2,606,175
Virgin Media Investment Holdings Ltd.
3.50% due 06/07/20	2,000,000	1,993,120
Anaren, Inc.
5.50% due 02/18/21	1,592,000	1,595,980
9.25% due 08/18/21	275,000	275,000
Level 3 Communications, Inc.
4.00% due 08/01/19	750,000	750,623
Clientlogic Corp.
6.98% due 01/30/17	250,000	251,875
Total Telecommunication Services		147,873,276
Financials - 9.6%
Impala Holdings
8.00% due 06/30/19†††	8,000,000	13,487,378
National Financial Partners
5.25% due 07/01/20	12,499,154	12,555,400
0.04% due 07/01/18[7]	222,222	196,117
HUB International Ltd.
4.25% due 10/02/20	12,731,000	12,739,785
First Data Corp.
4.15% due 03/23/18	9,300,000	9,311,625
4.15% due 03/24/21	1,199,869	1,201,369
4.15% due 09/24/18	400,000	400,284
Magic Newco, LLC
5.00% due 12/12/18	9,059,801	9,120,955
12.00% due 06/12/19	500,000	571,665
Intertrust Group
8.00% due 04/15/22	3,300,000	3,310,989
4.23% due 04/16/21	2,616,000	2,616,654
7.50% due 02/15/19	1,475,000	1,979,188
American Stock Transfer & Trust
5.75% due 06/26/20	5,828,800	5,819,066
WTG Holdings
4.75% due 01/15/21	5,721,250	5,725,999
Ceridian Corp.
4.40% due 05/09/17	5,574,644	5,580,720
AmWINS Group, LLC
5.00% due 09/06/19	4,743,933	4,747,870
International Lease Finance
3.50% due 03/06/21	4,700,000	4,694,125
Wastequip, Inc.
5.50% due 08/09/19	4,417,875	4,439,964
RCS Capital
6.50% due 04/29/19	4,350,000	4,438,827
Nuveen Investments, Inc.
4.15% due 05/13/17	4,000,000	4,005,000
6.50% due 02/28/19	400,000	403,356
Lineage Logistics LLC
4.50% due 04/07/21	4,079,775	4,052,563
Topaz Power Holdings LLC
6.25% due 02/26/20	3,881,107	3,883,552
Genex Services, Inc.
5.25% due 05/28/21	2,800,000	2,814,000
Fly Leasing Ltd.
4.50% due 08/09/19	2,626,406	2,647,207
Transunion Holding Co.
4.00% due 04/09/21	2,493,750	2,492,852
USI Holdings Corp.
4.25% due 12/27/19	2,359,133	2,360,619
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	1,627,472	1,618,651
9.25% due 06/10/20[7]	194,886	194,766
AssuredPartners
4.50% due 04/02/21	1,600,000	1,600,496
Alliant Holdings I, LLC
4.25% due 12/20/19	869,304	868,652
Grosvenor Capital Management Holdings, LLLP
3.75% due 01/04/21	498,310	494,782
Hamilton Lane Advisors LLC
4.00% due 02/28/18	180,078	180,078
Total Financials		130,554,554
Consumer Staples - 4.2%
CTI Foods Holding Co. LLC
8.25% due 06/28/21	8,650,000	8,736,500
4.50% due 06/28/20	1,339,875	1,340,719
Performance Food Group
6.25% due 11/14/19	9,896,462	9,989,290
Dole Food Company, Inc.
4.50% due 11/01/18	7,906,667	7,913,229
Reddy Ice Holdings, Inc.
6.75% due 04/01/19[7]	4,853,481	4,732,144
10.75% due 10/01/19[7]	2,000,000	1,780,000
Grocery Outlet, Inc.
5.50% due 12/17/18	5,474,880	5,481,724

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 72.3% (continued)
Consumer Staples - 4.2% (continued)
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19	$5,461,648	$5,420,686
Hearthside Foods
4.50% due 06/02/21	3,050,000	3,066,531
Hostess Brands
6.75% due 04/09/20	2,793,000	2,894,246
DS Waters of America, Inc.
5.25% due 08/30/20	2,481,250	2,506,063
AdvancePierre Foods, Inc.
5.75% due 07/10/17	1,462,648	1,462,034
9.50% due 10/10/17	541,000	521,053
Aramark Corp.
3.25% due 02/24/21	1,216,950	1,207,823
Rite Aid Corp.
5.75% due 08/21/20	500,000	510,470
Total Consumer Staples		57,562,512
Materials - 2.6%
Chromaflo Technologies
4.50% due 12/02/19	11,691,250	11,720,478
WR Grace & Co.
3.00% due 02/03/21	6,794,460	6,775,775
Royal Adhesives and Sealants
5.50% due 07/31/18	4,960,617	5,002,484
Minerals Technologies, Inc.
4.00% due 05/07/21	4,300,000	4,316,125
CPG International, Inc.
4.75% due 09/30/20	3,701,022	3,707,203
Ennis-Flint
4.25% due 03/31/21	2,094,750	2,092,132
7.75% due 09/30/21	550,000	546,332
Fortescue Metals Group Ltd.
3.75% due 06/30/19	992,500	992,877
Atkore International, Inc.
7.75% due 10/09/21	400,000	401,500
Total Materials		35,554,906
Energy - 1.8%
Floatel International Ltd.
6.00% due 05/22/20	6,750,000	6,788,003
Pacific Drilling
4.50% due 05/18/18	5,691,259	5,707,252
PSS Companies
5.50% due 01/28/20	5,236,614	5,275,888
Panda Temple II Power
7.25% due 04/03/19	4,500,000	4,590,000
Ocean Rig ASA
6.00% due 03/31/21	1,992,121	2,023,258
EP Energy LLC
4.50% due 04/30/19	281,250	282,797
Total Energy		24,667,198
Health Care - 1.0%
Akorn, Inc.
4.50% due 04/16/21	6,300,000	6,307,875
DJO Finance LLC
4.25% due 09/15/17	2,561,081	2,569,097
Ceramtec GMBH
4.25% due 08/30/20	2,273,129	2,281,653
Catalent Pharma Solutions, Inc.
4.50% due 05/20/21	1,178,462	1,184,355
Healthport, Inc.
5.25% due 10/04/19	746,250	748,586
Total Health Care		13,091,566
Utilities - 0.5%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	6,650,000	6,832,875
Total Senior Floating Rate Interests
(Cost $976,696,370)		982,845,224
ASSET BACKED SECURITIES†† - 9.8%
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.50% due 08/15/56[2,3]	11,497,734	9,955,887
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29†††	4,574,250	4,591,632
2014-1, 7.50% due 02/15/29†††	3,370,500	3,374,545
Cedar Woods CRE CDO Ltd.
0.42% due 07/25/51	8,696,142	7,256,931
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[2]	7,300,000	6,784,860
RAIT CRE CDO I Ltd.
2006-1X, 0.48% due 11/20/46†††,2	6,426,386	5,680,925
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.41% due 04/25/36[2]	4,300,000	3,839,440
2007-BC1, 0.28% due 02/25/37[2]	900,000	767,721
N-Star REL CDO VIII Ltd.
2006-8A, 0.51% due 02/01/41[2,3]	3,250,000	2,904,850
2006-8A, 0.44% due 02/01/41[2,3]	1,684,240	1,599,186
N-Star Real Estate CDO IX Ltd.
0.44% due 02/01/41[7]	4,547,448	4,318,712
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.47% due 05/15/21[2,3]	4,100,000	4,021,280
CIT Mortgage Loan Trust
2007-1, 1.60% due 10/25/37[2,3]	3,400,000	3,143,735
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.78% due 09/20/23[2,3]	2,750,000	2,731,300

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 9.8% (continued)
2013-1A, 5.53% due 09/20/23[2,3]	$250,000	$249,400
Jasper CLO Ltd.
2005-1A, 1.13% due 08/01/17[2,3]	3,000,000	2,852,400
Lehman XS Trust
2007-9, 0.27% due 06/25/37[2]	3,075,047	2,716,937
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1A, 3.22% due 08/15/23[2,3]	2,600,000	2,554,240
ALM XIV Ltd.
2014-14A, 3.68% due 07/28/26[2,3]	2,650,000	2,525,185
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.29% due 07/25/37[2,3]	2,820,790	2,359,196
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.77% due 11/05/41[2,3]	1,750,000	1,618,575
2006-6A, 0.97% due 11/05/41[2,3]	550,000	495,990
TCW Global Project Fund III Ltd.
2005-1A, 0.88% due 09/01/17†††,2,3	1,750,000	1,626,625
2005-1A, 1.08% due 09/01/17†††,2,3	500,000	422,650
GSAMP Trust
2005-HE6, 0.59% due 11/25/35[2]	2,250,000	2,015,048
Duane Street CLO IV Ltd.
2007-4A, 2.48% due 11/14/21[2,3]	2,000,000	1,931,000
Highland Park CDO I Ltd.
2006-1A, 0.56% due 11/25/51[2,3]	2,023,991	1,924,006
Copper River CLO Ltd.
2007-1A, 1.73% due 01/20/21[2,3]	1,500,000	1,363,500
2007-1A, 1.03% due 01/20/21[2,3]	500,000	454,050
Acis CLO 2013-2 Ltd.
4.08% due 10/14/22[2,3]	1,800,000	1,754,460
Rockwall CDO II Ltd.
2007-1A, 0.48% due 08/01/24[2,3]	1,740,241	1,653,577
Northwoods Capital VII Ltd.
2006-7A, 3.73% due 10/22/21[2,3]	1,000,000	972,000
2006-7A, 1.78% due 10/22/21[2,3]	700,000	673,050
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	1,600,000	1,600,000
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/23[3]	1,500,000	1,500,000
MCF CLO I LLC
2013-1A, 3.78% due 04/20/23[2,3]	1,500,000	1,483,050
West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/41[2,3]	1,356,090	1,312,424
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.23% due 12/20/18[2,3]	1,288,000	1,241,503
GSAA Home Equity Trust
2007-7, 0.42% due 07/25/37[2]	1,433,874	1,233,858
New Century Home Equity Loan Trust
2004-4, 0.95% due 02/25/35[2]	1,266,689	1,164,416
Grayson CLO Ltd.
2006-1A, 0.64% due 11/01/21[2,3]	1,200,000	1,112,520
Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd.
2007-1A, 2.52% due 08/07/21[2,3]	1,100,000	1,084,050
Putnam Structured Product CDO 2002-1 Ltd.
2002-1A, 0.83% due 01/10/38[2,3]	1,176,535	1,061,470
Cerberus Onshore II CLO LLC
2014-1A, 4.23% due 10/15/23[2,3]	600,000	568,560
2014-1A, 3.73% due 10/15/23[2,3]	500,000	485,400
Telos CLO 2007-2 Ltd.
2007-2A, 2.43% due 04/15/22[2,3]	1,100,000	1,045,880
Telos CLO Ltd.
2013-3A, 4.48% due 01/17/24[2,3]	1,050,000	1,032,570
ARES XXVI CLO Ltd.
2013-1A, 0.00% due 04/15/25[3]	1,250,000	1,016,250
Genesis Funding Ltd.
2006-1A, 0.40% due 12/19/32[2,3]	1,046,068	1,004,225
KKR Financial CLO 2007-A Corp.
2007-AA, 4.73% due 10/15/17[2,3]	1,000,000	1,003,900
Acis CLO 2013-1 Ltd.
2013-1A, 4.73% due 04/18/24[2,3]	1,000,000	997,100
COA Summit CLO Ltd.
2014-1A, 4.09% due 04/20/23[2,3]	1,000,000	994,400
Salus CLO 2012-1 Ltd.
2013-1AN, 6.98% due 03/05/21[2,3]	1,000,000	988,600

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 9.8% (continued)
Hewett's Island CDO Ltd.
2007-6A, 2.48% due 06/09/19[2,3]	$1,000,000	$980,400
Liberty CLO Ltd.
2005-1A, 0.73% due 11/01/17[2,3]	1,000,000	975,500
NewStar Commercial Loan Trust
2007-1A, 2.53% due 09/30/22[2,3]	500,000	469,900
2007-1A, 1.53% due 09/30/22[2,3]	500,000	465,600
Churchill Financial Cayman Ltd.
2007-1A, 2.83% due 07/10/19[2,3]	1,000,000	931,800
Aerco Ltd.
2000-2A, 0.58% due 07/15/25[2]	1,566,804	861,742
Airplanes Pass Through Trust
2001-1A, 0.70% due 03/15/19[2]	1,705,538	801,603
Garrison Funding 2013-2 Ltd.
2013-2A, 4.88% due 09/25/23[2,3]	750,000	741,975
Shackleton II CLO Ltd.
2012-2A, 4.29% due 10/20/23[2,3]	750,000	739,725
Westchester CLO Ltd.
2007-1A, 0.57% due 08/01/22[2,3]	750,000	704,925
KKR Financial CLO Ltd.
5.26% due 05/15/21	650,000	648,570
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.53% due 07/25/25[2,3]	600,000	586,440
ACA CLO 2007-1 Ltd.
2007-1A, 1.18% due 06/15/22[2,3]	575,000	540,903
Cent CLO
2012-16A, 3.73% due 08/01/24[2,3]	500,000	500,850
CIFC Funding 2012-II Ltd.
2012-2A, 4.48% due 12/05/24[2,3]	500,000	500,100
Cerberus Offshore Levered I, LP
2012-1A, 6.23% due 11/30/18[2,3]	250,000	250,050
2012-1A, 4.98% due 11/30/18[2,3]	250,000	249,825
Gleneagles CLO Ltd.
2005-1A, 1.13% due 11/01/17[2,3]	500,000	478,000
Pangaea CLO Ltd.
2007-1A, 0.73% due 10/21/21[2,3]	500,000	475,450
Drug Royalty Limited Partnership 1
2012-1, 5.48% due 07/15/24[2,3]	456,923	473,859
Westwood CDO I Ltd.
2007-1A, 0.90% due 03/25/21[2,3]	500,000	463,350
Kingsland III Ltd.
2006-3A, 1.83% due 08/24/21[2,3]	500,000	463,150
MCF CLO III LLC
2014-3A, 3.46% due 01/20/24[2,3]	500,000	455,000
Kingsland IV Ltd.
2007-4A, 1.68% due 04/16/21[2,3]	500,000	452,300
ACS 2007-1 Pass Through Trust
2007-1A, 0.46% due 06/14/37[2,3]	424,788	412,044
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.45% due 11/14/33[2,3]	475,990	404,591
Northwind Holdings LLC
2007-1A, 1.01% due 12/01/37[2,3]	440,750	398,879
OFSI Fund Ltd.
2006-1A, 1.08% due 09/20/19[2,3]	370,000	355,274
Aircraft Lease Securitisation Ltd.
2007-1A, 0.41% due 05/10/32[2,3]	349,985	340,360
Eastland CLO Ltd.
2007-1A, 0.63% due 05/01/22[2,3]	350,000	325,780
Asset Backed Securities Corporation Home Equity Loan Trust Series
2004-HE8, 1.20% due 12/25/34[2]	338,282	315,843
Raspro Trust
2005-1A, 0.63% due 03/23/24[2,3]	308,632	297,830
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/37[2]	308,176	292,667
Credit Card Pass-Through Trust
2012-BIZ, 0.00% due 12/15/49[3]	320,980	278,578
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.73% due 01/15/22[2,3]	250,000	250,000
Newstar Commercial Loan Funding 2014-1 LLC
2014-1A, 5.07% due 04/20/25[2,3]	250,000	247,775
Great Lakes CLO 2014-1 Ltd.
2014-1A, 4.42% due 04/15/25†††,2,3	250,000	243,175
Black Diamond CLO 2005-2 Delaware Corp.
2005-2A, 2.03% due 01/07/18[2,3]	250,000	238,750

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 9.8% (continued)
Diversified Asset Securitization Holdings II, LP
2000-1A, 0.72% due 09/15/35[2,3]	$222,252	$217,185
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[2,3,4]	174,349	174,349
Structured Asset Receivables Trust Series
2005-1A, 0.73% due 01/21/15[2,3]	164,403	158,649
Castle Trust
2003-1AW, 0.90% due 05/15/27[2,3]	50,331	49,325
Vega Containervessel plc
2006-1A, 5.56% due 02/10/21[3]	41,372	40,752
Total Asset Backed Securities
(Cost $128,544,186)		132,315,892
CORPORATE BONDS†† - 7.5%
Energy - 2.3%
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20	6,300,000	6,615,000
Unit Corp.
6.63% due 05/15/21	4,000,000	4,270,000
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20	2,750,000	2,956,250
Rosetta Resources, Inc.
5.88% due 06/01/22	2,700,000	2,821,500
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	2,600,000	2,808,000
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	2,000,000	2,165,000
Ultra Petroleum Corp.
5.75% due 12/15/18[3]	1,750,000	1,837,500
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.38% due 06/01/20	1,612,000	1,823,575
Ultra Resources, Inc.
4.66% due 10/12/22†††,7	1,800,000	1,682,640
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21	1,500,000	1,620,000
Gibson Energy, Inc.
6.75% due 07/15/21[3]	1,055,000	1,142,038
Bill Barrett Corp.
7.63% due 10/01/19	800,000	862,000
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20	575,000	652,625
Total Energy		31,256,128
Financials - 1.9%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	5,000,000	5,237,499
6.00% due 08/01/20	1,700,000	1,821,125
4.88% due 03/15/19	1,750,000	1,802,500
3.50% due 03/15/17	1,000,000	1,011,250
Citigroup, Inc.
5.35% due 05/29/49[2,5]	4,000,000	3,837,500
Credit Acceptance Corp.
6.13% due 02/15/21[3]	3,100,000	3,239,500
Cabot Financial Luxembourg S.A.
6.50% due 04/01/21[3]	1,300,000	2,225,075
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 07/01/21	2,000,000	2,005,000
Opal Acquisition, Inc.
8.88% due 12/15/21[3]	1,775,000	1,868,188
Ally Financial, Inc.
3.50% due 01/27/19	1,750,000	1,766,975
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[3]	650,000	682,500
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[3]	450,000	482,625
LCP Dakota Fund
10.00% due 08/17/15[7]	28,800	28,800
Total Financials		26,008,537
Materials - 0.8%
BMBG Bond Finance SCA
5.33% due 10/15/20[2,3]	4,000,000	5,569,932
TPC Group, Inc.
8.75% due 12/15/20[3]	2,000,000	2,215,000
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[3]	1,525,000	1,593,625
Mirabela Nickel Ltd.
9.50% due 05/20/19	1,063,000	1,063,000
8.75% due 04/15/18[3,6]	2,000,000	460,000
Total Materials		10,901,557
Consumer Staples - 0.8%
Premier Foods Finance plc
5.56% due 03/15/20[2,3]	2,750,000	4,706,889
Harbinger Group, Inc.
7.75% due 01/15/22	1,975,000	2,021,906
7.88% due 07/15/19	490,000	535,938
Central Garden and Pet Co.
8.25% due 03/01/18	2,000,000	2,075,000

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
CORPORATE BONDS†† - 7.5% (continued)
Consumer Staples - 0.8% (continued)
Vector Group Ltd.
7.75% due 02/15/21	$1,000,000	$1,065,000
Total Consumer Staples		10,404,733
Consumer Discretionary - 0.7%
GRD Holdings III Corp.
10.75% due 06/01/19[3]	3,680,000	4,121,599
Travelport LLC
11.88% due 09/01/16	1,300,000	1,326,000
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[3]	1,000,000	1,117,500
MDC Partners, Inc.
6.75% due 04/01/20[3]	1,000,000	1,055,000
Travelport LLC / Travelport Holdings, Inc.
6.35% due 03/01/16[2,3]	1,018,867	1,026,509
Men's Wearhouse, Inc.
7.00% due 07/01/22[3]	525,000	543,375
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19[7]	86,639	90,538
Laureate Education, Inc.
9.25% due 09/01/19[3]	85,000	87,550
Total Consumer Discretionary		9,368,071
Information Technology - 0.5%
Alcatel-Lucent USA, Inc.
6.75% due 11/15/20[3]	3,000,000	3,195,000
NCR Corp.
6.38% due 12/15/23[3]	1,800,000	1,953,000
Eagle Midco, Inc.
9.00% due 06/15/18[3]	1,400,000	1,445,500
Total Information Technology		6,593,500
Telecommunication Services - 0.3%
Virgin Media Secured Finance plc
5.38% due 04/15/21[3]	1,800,000	1,890,000
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/17[3]	670,000	713,550
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22	600,000	646,500
Avaya, Inc.
7.00% due 04/01/19[3]	610,000	610,000
UPCB Finance VI Ltd.
6.88% due 01/15/22[3]	530,000	579,025
Total Telecommunication Services		4,439,075
Health Care - 0.2%
Valeant Pharmaceuticals International, Inc.
5.63% due 12/01/21[3]	2,000,000	2,057,500
Utilities - 0.0%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[3]	630,000	664,650
Total Corporate Bonds
(Cost $99,750,971)		101,693,751
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 2.1%
Nomura Resecuritization Trust
2012-1R,0.59% due 08/27/47[2,3]	3,852,363	3,554,576
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9,0.96% due 11/25/46[2]	5,092,720	3,512,557
2007-OA4,0.88% due 04/25/47[2]	3,977,407	3,019,902
COMM 2006-FL12 Mortgage Trust
2006-FL12,0.44% due 12/15/20[2,3]	2,235,549	2,222,613
2006-FL12,0.49% due 12/15/20[2,3]	1,277,607	1,266,176
IndyMac INDX Mortgage Loan Trust
2006-AR4,0.36% due 05/25/46[2]	3,815,516	3,308,872
Structured Asset Mortgage Investments II Trust
2006-AR1,0.38% due 02/25/36[2]	3,836,947	3,266,531
Lehman XS Trust Series
2006-16N,0.34% due 11/25/46[2]	3,419,744	2,809,987
GreenPoint Mortgage Funding Trust
2006-AR1,0.44% due 02/25/36[2]	3,210,171	2,692,579
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[2,3]	1,599,247	1,501,853
Bear Stearns Mortgage Funding Trust
2007-AR5,0.32% due 06/25/47[2]	992,811	807,591
Total Collateralized Mortgage Obligations
(Cost $27,212,401)		27,963,237

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
MORTGAGE BACKED SECURITIES†† - 0.4%
HarborView Mortgage Loan Trust
2006-12,0.35% due 01/19/38[2]	$4,570,497	$3,940,098
HSI Asset Securitization Corporation Trust
2007-WF1,0.32% due 05/25/37[2]	1,627,291	1,511,195
Total Mortgage Backed Securities
(Cost $5,335,573)		5,451,293
COMMERCIAL PAPER†† - 5.5%
BAT International Finance plc
0.20% due 07/02/14[3]	5,000,000	4,999,972
0.23% due 07/02/14[3]	5,000,000	4,999,968
Total BAT International Finance plc		9,999,940
VW Credit, Inc.
0.18% due 07/09/14	10,000,000	9,999,600
Duke Energy Corp.
0.20% due 07/10/14	10,000,000	9,999,500
Northeast Utilities
0.20% due 07/10/14[3]	10,000,000	9,999,500
Amcor Ltd.
0.25% due 07/14/14[3]	10,000,000	9,999,097
Pacific Gas & Electric Co.
0.20% due 07/07/14[3]	5,000,000	4,999,833
FMC Technologies, Inc.
0.24% due 07/11/14[3]	5,000,000	4,999,667
Albemarle Corp.
0.20% due 07/17/14[3]	5,000,000	4,999,556
American Water Capital Corp.
0.23% due 07/15/14[3]	5,000,000	4,999,553
Pentair Finance S.A.
0.28% due 07/18/14[3]	5,000,000	4,999,339
Total Commercial Paper
(Cost $74,995,585)		74,995,585
Total Investments - 105.4%
(Cost $1,417,698,516)		$1,430,428,412
Other Assets & Liabilities, net - (5.4)%		(73,726,869)
Total Net Assets - 100.0%		$1,356,701,543

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Contracts to Sell	Currency	Counterparty	Settlement Date	Settlement Value	Value at 06/30/14	Unrealized Depreciation
1,293,500	Euro	BNY Mellon	07/02/14	$1,764,088	$1,771,069	$(6,980)
43,500,000	Euro	BNY Capital Markets	07/02/14	59,320,175	59,560,485	(240,310)
26,300,000	GBP	BNY Capital Markets	07/02/14	44,071,041	45,014,976	(943,935)
						$(1,191,225)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security with no rate was unsettled at June 30, 2014.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2014.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $194,674,775 (cost $191,351,840), or 14.3% of total net assets.
[4]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[5]	Perpetual maturity.
[6]	Security is in default of interest and/or principal obligations.
[7]	Illiquid security.
plc — Public Limited Company
REIT — Real Estate Investment Trust

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 0.7%
Consumer Discretionary - 0.4%
Metro-Goldwyn-Mayer, Inc.*,††	7,040	$552,359
Cengage Learning*,††	2,107	74,546
Total Consumer Discretionary		626,905
Energy - 0.2%
Stallion Oilfield Holdings Ltd.*,††	8,257	236,398
Financials - 0.1%
CIT Group, Inc.	4,569	209,077
Leucadia National Corp.	81	2,124
Total Financials		211,201
Consumer Staples - 0.0%
Crimson Wine Group Ltd.*	8	72
Total Common Stocks
(Cost $470,854)		1,074,576
PREFERRED STOCKS†† - 4.0%
Seaspan Corp.
6.38% due 04/30/19*,†	80,000	2,044,000
Goldman Sachs Group, Inc.
5.50% due 05/10/23†	62,240	1,524,880
Kemper Corp.
7.38% due 02/27/54†	39,000	1,012,440
Aspen Insurance Holdings Ltd.
5.95% due 07/01/23†	40,000	996,000
Medianews Group, Inc.*	11,074	354,368
U.S. Shipping Corp.*,6	14,718	8,095
Total Preferred Stocks
(Cost $6,020,957)		5,939,783
SHORT TERM INVESTMENTS† - 0.6%
Dreyfus Treasury Prime Cash Management Fund	947,834	947,834
Total Short Term Investments
(Cost $947,834)		947,834
	Face Amount
CORPORATE BONDS†† - 83.7%
Energy - 19.5%
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[1]	$2,250,000	2,435,624
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21[1,2]	1,250,000	1,293,750
9.25% due 08/15/21	1,000,000	1,080,000
Sabine Pass Liquefaction LLC
6.25% due 03/15/22[2]	1,250,000	1,359,375
5.75% due 05/15/24[2]	500,000	521,250
5.63% due 04/15/23[2]	400,000	417,000
Gibson Energy, Inc.
6.75% due 07/15/21[2]	1,800,000	1,948,500
Endeavor Energy Resources Limited Partnership / EER Finance, Inc.
7.00% due 08/15/21[2]	1,800,000	1,921,500
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21[1,2]	1,340,000	1,360,100
8.00% due 12/01/20	465,000	499,875
Bill Barrett Corp.
7.00% due 10/15/22[1]	1,100,000	1,166,000
7.63% due 10/01/19[1]	500,000	538,750
Atlas Pipeline Partners Limited Partnership / Atlas Pipeline Finance Corp.
6.63% due 10/01/20	1,000,000	1,062,500
5.88% due 08/01/23	450,000	457,875
SandRidge Energy, Inc.
7.50% due 03/15/21	1,000,000	1,083,750
8.75% due 01/15/20	295,000	317,125
Unit Corp.
6.63% due 05/15/21[1]	1,200,000	1,281,000
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	1,165,000	1,258,200
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.13% due 03/01/22[2]	700,000	736,750
6.00% due 12/15/20	400,000	420,000
Hiland Partners Limited Partnership / Hiland Partners Finance Corp.
7.25% due 10/01/20[2]	1,000,000	1,090,000
Precision Drilling Corp.
5.25% due 11/15/24[2]	900,000	904,500
Rosetta Resources, Inc.
5.88% due 06/01/24	500,000	520,000
5.88% due 06/01/22	300,000	313,500
Denbury Resources, Inc.
5.50% due 05/01/22[1]	800,000	818,000
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75% due 04/01/22[2]	600,000	633,000
Ultra Petroleum Corp.
5.75% due 12/15/18[2]	600,000	630,000
FTS International, Inc.
6.25% due 05/01/22[2]	550,000	562,375
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20	200,000	227,000
9.25% due 06/01/21	200,000	219,500
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
7.50% due 07/01/21	350,000	381,500
SM Energy Co.
6.50% due 11/15/21[1]	350,000	378,875

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
CORPORATE BONDS†† - 83.7% (continued)
Energy - 19.5% (continued)
Pacific Drilling S.A.
5.38% due 06/01/20[2]	$350,000	$343,000
Cimarex Energy Co.
4.38% due 06/01/24	300,000	305,625
CONSOL Energy, Inc.
5.88% due 04/15/22[2]	250,000	261,875
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	225,000	246,938
Access Midstream Partners Limited Partnership / ACMP Finance Corp.
6.13% due 07/15/22	100,000	110,500
IronGate Energy Services LLC
11.00% due 07/01/18[2]	100,000	103,500
Memorial Production Partners Limited Partnership / Memorial Production Finance Corp.
7.63% due 05/01/21	60,000	62,775
SemGroup, LP
8.75% due 11/15/15†††,6	1,300,000	–
Total Energy		29,271,387
Consumer Discretionary - 13.2%
GRD Holdings III Corp.
10.75% due 06/01/19[2]	2,100,000	2,352,000
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	1,320,000	1,461,900
6.75% due 05/20/20[1]	650,000	705,250
MDC Partners, Inc.
6.75% due 04/01/20[2]	2,000,000	2,110,000
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	1,854,648	1,938,107
Travelport LLC / Travelport Holdings, Inc.
13.88% due 03/01/16[2]	1,177,796	1,213,129
6.35% due 03/01/16[2,3]	407,546	410,603
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[2]	1,400,000	1,564,500
Guitar Center, Inc.
6.50% due 04/15/19[2]	1,350,000	1,336,500
DreamWorks Animation SKG, Inc.
6.88% due 08/15/20[2]	800,000	862,000
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24	650,000	658,125
7.38% due 08/01/21	149,000	162,038
Cedar Fair Limited Partnership / Canada's Wonderland Company / Magnum Management Corp.
5.38% due 06/01/24[2]	750,000	759,375
Dufry Finance SCA
5.50% due 10/15/20[2]	650,000	674,901
CPG Merger Sub LLC
8.00% due 10/01/21[2]	600,000	631,500
Live Nation Entertainment, Inc.
5.38% due 06/15/22[2]	550,000	556,875
Group 1 Automotive, Inc.
5.00% due 06/01/22[2]	450,000	450,000
Vail Resorts, Inc.
6.50% due 05/01/19	365,000	383,706
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.88% due 11/01/20[2]	300,000	309,000
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.88% due 05/15/21[2]	250,000	250,625
Travelport LLC
11.88% due 09/01/16	200,000	204,000
Ceridian LLC / Comdata, Inc.
8.13% due 11/15/17[2]	200,000	202,000
Sirius XM Canada Holdings, Inc.
5.63% due 04/23/21[2]	200,000	188,838
Men's Wearhouse, Inc.
7.00% due 07/01/22[2]	150,000	155,250
Laureate Education, Inc.
9.25% due 09/01/19[2]	110,000	113,300
Global Partners Limited Partnership/GLP Finance Corp.
6.25% due 07/15/22[2]	90,000	90,000
Total Consumer Discretionary		19,743,522
Financials - 11.1%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20[1]	1,750,000	1,874,688
5.88% due 02/01/22	300,000	314,250
4.88% due 03/15/19	200,000	206,000
Opal Acquisition, Inc.
8.88% due 12/15/21[2]	2,200,000	2,315,500
Credit Acceptance Corp.
6.13% due 02/15/21[2]	1,900,000	1,985,499
American Equity Investment Life Holding Co.
6.63% due 07/15/21[1]	1,100,000	1,196,112
Lancashire Holdings Ltd.
5.70% due 10/01/22[2]	1,000,000	1,113,420
Banco do Brasil S.A.
9.00% due 12/29/49[2,3,4]	1,050,000	1,035,563
Citigroup, Inc.
6.30% due 12/29/49[3,4]	700,000	713,125
iStar Financial, Inc.
5.00% due 07/01/19	700,000	700,000
Wilton Re Finance LLC
5.88% due 03/30/33[2,3]	650,000	677,625
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[2]	600,000	630,000
Apollo Management Holdings, LP
4.00% due 05/30/24[2]	600,000	603,491

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
CORPORATE BONDS†† - 83.7% (continued)
Financials - 11.1% (continued)
Kennedy-Wilson, Inc.
5.88% due 04/01/24	$550,000	$558,250
Nielsen Company Luxembourg SARL
5.50% due 10/01/21[2]	500,000	516,250
Voya Financial, Inc.
5.65% due 05/15/53[3]	475,000	483,313
DuPont Fabros Technology, LP
5.88% due 09/15/21	450,000	470,250
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 06/01/22	350,000	350,000
Cabot Financial Luxembourg S.A.
6.50% due 04/01/21[2]	200,000	342,319
Majid AL Futtaim Holding
7.12% due 12/31/49	300,000	322,503
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[2]	250,000	268,125
Total Financials		16,676,283
Information Technology - 8.0%
First Data Corp.
8.75% due 01/15/22[1,2]	1,050,000	1,158,938
6.75% due 11/01/20[2]	850,000	920,125
Eagle Midco, Inc.
9.00% due 06/15/18[2]	1,300,000	1,342,249
Aspect Software, Inc.
10.63% due 05/15/17	1,235,000	1,298,294
Audatex North America, Inc.
6.00% due 06/15/21[2]	700,000	747,250
6.13% due 11/01/23[2]	350,000	373,625
Alcatel-Lucent USA, Inc.
8.88% due 01/01/20[2]	600,000	679,500
6.75% due 11/15/20[2]	350,000	372,750
NCR Corp.
6.38% due 12/15/23[2]	550,000	596,750
5.88% due 12/15/21[2]	400,000	422,000
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22[1]	650,000	700,375
Xerox Corp.
3.80% due 05/15/24	700,000	696,209
Brocade Communications Systems, Inc.
4.63% due 01/15/23	625,000	606,250
ViaSat, Inc.
6.88% due 06/15/20[1]	500,000	538,750
CommScope, Inc.
5.50% due 06/15/24[2]	500,000	508,125
IAC
4.75% due 12/15/22	495,000	486,956
iGATE Corp.
4.75% due 04/15/19[2]	350,000	356,125
Advanced Micro Devices, Inc.
7.00% due 07/01/24[2]	115,000	117,444
Total Information Technology		11,921,715
Consumer Staples - 7.9%
Central Garden and Pet Co.
8.25% due 03/01/18	2,250,000	2,334,375
Vector Group Ltd.
7.75% due 02/15/21[2]	2,130,000	2,268,450
Harbinger Group, Inc.
7.75% due 01/15/22	1,336,000	1,367,730
7.88% due 07/15/19	385,000	421,094
R&R Ice Cream plc
8.25% due 05/15/20[2]	1,550,000	1,483,568
Premier Foods Finance plc
6.50% due 03/15/21[2]	500,000	862,216
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[2]	750,000	817,500
Bumble Bee Holdco SCA
9.63% due 03/15/18[2]	700,000	733,250
JBS USA LLC / JBS USA Finance, Inc.
5.88% due 07/15/24[2]	600,000	598,500
US Foods, Inc.
8.50% due 06/30/19[1]	395,000	422,848
Darling Ingredients, Inc.
5.38% due 01/15/22[2]	300,000	311,250
Spectrum Brands, Inc.
6.63% due 11/15/22	225,000	243,563
Total Consumer Staples		11,864,344
Telecommunication Services - 7.2%
WMG Acquisition Corp.
6.75% due 04/15/22[2]	1,050,000	1,050,000
6.00% due 01/15/21[2]	600,000	619,500
5.63% due 04/15/22[2]	150,000	150,938
UPCB Finance VI Ltd.
6.88% due 01/15/22[2]	1,200,000	1,311,000
Sirius XM Radio, Inc.
6.00% due 07/15/24[2]	1,200,000	1,247,999
Virgin Media Finance plc
6.38% due 04/15/23[2]	950,000	1,030,750
Univision Communications, Inc.
5.13% due 05/15/23[2]	450,000	476,438
6.75% due 09/15/22[2]	295,000	326,344
CSC Holdings LLC
5.25% due 06/01/24[2]	700,000	688,624
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.50% due 01/15/23[2]	650,000	672,750
Avaya, Inc.
7.00% due 04/01/19[2]	600,000	600,000
DISH DBS Corp.
6.75% due 06/01/21	300,000	342,000
5.88% due 07/15/22	150,000	162,750

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
CORPORATE BONDS†† - 83.7% (continued)
Telecommunication Services - 7.2% (continued)
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/17[2]	$450,000	$479,250
Expo Event Transco, Inc.
9.00% due 06/15/21[2]	400,000	417,000
Inmarsat Finance plc
4.88% due 05/15/22[2]	400,000	404,000
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[2]	400,000	403,000
Level 3 Financing, Inc.
6.13% due 01/15/21[2]	350,000	374,938
Total Telecommunication Services		10,757,281
Industrials - 6.4%
CNH Industrial Capital LLC
3.38% due 07/15/19[2]	1,200,000	1,190,999
Deutsche Raststatten
6.75% due 12/30/20	800,000	1,174,034
FTI Consulting, Inc.
6.00% due 11/15/22[1]	800,000	823,000
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.88% due 01/15/17[1]	755,000	799,923
ADT Corp.
6.25% due 10/15/21	750,000	795,000
Odebrecht Offshore Drilling Finance Ltd.
6.63% due 10/01/22[2]	692,230	737,225
Clean Harbors, Inc.
5.13% due 06/01/21[1]	700,000	715,313
Briggs & Stratton Corp.
6.88% due 12/15/20[1]	600,000	670,500
Amsted Industries, Inc.
5.00% due 03/15/22[2]	650,000	650,000
Ultra Resources, Inc.
4.51% due 10/12/20†††,6	600,000	577,440
Building Materials Corporation of America
6.75% due 05/01/21[2]	400,000	431,000
CEVA Group plc
7.00% due 03/01/21[2]	400,000	411,000
LMI Aerospace, Inc.
7.38% due 07/15/19[2]	350,000	357,875
USG Corp.
5.88% due 11/01/21[2]	300,000	318,000
Total Industrials		9,651,309
Materials - 5.4%
TPC Group, Inc.
8.75% due 12/15/20[2]	1,945,000	2,154,088
KGHM International Ltd.
7.75% due 06/15/19[2]	1,150,000	1,234,812
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.88% due 02/15/21	1,000,000	1,079,125
BMBG Bond Finance SCA
5.33% due 10/15/20[2,3]	550,000	765,866
Clearwater Paper Corp.
4.50% due 02/01/23[1]	675,000	654,750
Kaiser Aluminum Corp.
8.25% due 06/01/20	575,000	646,875
Eldorado Gold Corp.
6.13% due 12/15/20[2]	525,000	530,250
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[2]	350,000	365,750
Cascades, Inc.
5.50% due 07/15/22[2]	350,000	349,125
Mirabela Nickel Ltd.
9.50% due 05/20/19	231,000	231,000
8.75% due 04/15/18[2,5]	435,000	100,050
Total Materials		8,111,691
Utilities - 3.2%
NGL Energy Partners Limited Partnership / NGL Energy Finance Corp.
6.88% due 10/15/21[2]	850,000	905,250
5.13% due 07/15/19[2]	600,000	601,500
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[2]	1,250,000	1,318,750
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[2]	1,000,000	998,000
AES Corp.
5.50% due 03/15/24[1]	650,000	664,625
4.88% due 05/15/23	250,000	247,500
Total Utilities		4,735,625
Health Care - 1.8%
Catalent Pharma Solutions, Inc.
7.88% due 10/15/18[1]	750,000	763,125
Valeant Pharmaceuticals International, Inc.
5.63% due 12/01/21[2]	600,000	617,250
Symbion, Inc.
8.00% due 06/15/16	475,000	496,375
HCA, Inc.
5.00% due 03/15/24[1]	350,000	354,837
DaVita HealthCare Partners, Inc.
5.13% due 07/15/24	225,000	226,406
Catamaran Corp.
4.75% due 03/15/21	200,000	202,000
Total Health Care		2,659,993
Total Corporate Bonds
(Cost $121,838,260)		125,393,150
SENIOR FLOATING RATE INTERESTS†† - 25.1%
Industrials - 7.7%
Flakt Woods
8.00% due 04/01/17[6]	1,600,000	2,125,008
Mitchell International, Inc.
8.50% due 10/11/21	1,250,000	1,273,963
Travelport Holdings Ltd.
9.50% due 01/31/16	988,752	1,016,229

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 25.1% (continued)
Industrials - 7.7% (continued)
Hillman Group, Inc.
6.50% due 06/13/19†††,6	$1,000,000	$1,000,000
GCA Services Group, Inc.
9.25% due 11/01/20	800,000	808,000
SI Organization
5.75% due 11/23/19	800,000	801,504
syncreon
5.25% due 10/28/20	606,950	610,743
US Shipping Corp.
9.00% due 04/30/18	533,758	541,988
CareCore National LLC
5.50% due 03/05/21	498,750	502,805
Learning Care Group (US), Inc.
7.75% due 05/05/21†††,6	500,000	500,000
Phillips-Medsize Corp.
7.00% due 06/13/19†††,6	500,000	500,000
SIRVA Worldwide, Inc.
7.50% due 03/27/19	395,000	401,912
Knowledge Learning Corp.
5.25% due 03/18/21	299,250	302,991
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	246,876	245,951
Mast Global
8.75% due 09/12/19†††,6	243,750	241,313
Panolam Industries International, Inc.
7.26% due 08/23/17	198,922	198,176
Sabre, Inc.
4.25% due 02/19/19	110,025	110,254
Ceva Logistics US Holdings
6.50% due 03/19/21	98,276	96,310
NaNa Development Corp.
8.00% due 03/15/18[6]	83,333	82,500
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	71,250	69,825
Ceva Group Plc (United Kingdom)
6.50% due 03/19/21	67,734	66,379
Ceva Logistics Canada, ULC
6.50% due 03/19/21	12,284	12,039
Total Industrials		11,507,890
Consumer Discretionary - 5.1%
Nassa Midco AS
4.25% due 05/14/21	850,000	1,165,466
Mcgraw-Hill Global Education Holdings LLC
11.00% due 03/22/18[6]	1,000,000	1,000,000
Fitness International LLC
5.50% due 06/24/20	750,000	746,722
Lions Gate Entertainment Corp.
5.00% due 07/19/20	600,000	608,999
IntraWest Holdings S.à r.l.
5.50% due 12/09/20	597,000	605,955
NES Global Talent
6.50% due 10/03/19	592,500	592,500
ABG Intermediate Holdings 2 LLC
5.50% due 05/27/21	548,625	549,997
Alexander Mann Solutions Ltd.
5.75% due 12/20/19	497,500	499,988
National Vision, Inc.
6.75% due 03/11/22	450,000	448,313
Tectum Holdings, Inc.
9.00% due 03/12/19[6]	375,000	374,063
Neiman Marcus Group, Inc.
4.25% due 10/25/20	338,676	337,765
Pelican Products, Inc.
9.25% due 04/09/21	300,000	303,000
Targus Group International, Inc.
12.00% due 05/24/16[6]	229,441	193,304
Fleetpride Corp.
9.25% due 05/15/20	192,000	188,160
Total Consumer Discretionary		7,614,232
Telecommunication Services - 4.3%
Scout24 AG
4.44% due 02/12/21	1,000,000	1,379,654
Expert Global Solutions
8.50% due 04/03/18	1,378,514	1,368,175
Associated Partners, Inc.
6.65% due 12/21/15†††,6	1,000,000	1,002,500
Cartrawler- Mustang Bidco Ltd.
4.35% due 04/29/21	650,000	889,984
Anaren, Inc.
9.25% due 08/18/21	500,000	500,000
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	299,250	302,431
Avaya, Inc.
6.50% due 03/31/18	295,673	295,715
MergerMarket Ltd.
4.50% due 02/04/21	299,250	294,387
Cumulus Media, Inc.
4.25% due 12/23/20	246,157	246,773
Hemisphere Media Group, Inc.
6.25% due 07/30/20	222,750	225,534
Total Telecommunication Services		6,505,153
Information Technology - 2.7%
Greenway Medical Technologies
9.25% due 11/04/21[6]	550,000	552,062
6.00% due 11/04/20[6]	348,250	347,815
Applied Systems, Inc.
4.25% due 01/25/21	597,000	598,396
EIG Investors Corp.
5.00% due 11/09/19	397,000	397,000
Evergreen Skill
4.50% due 04/28/21	330,000	329,795
Sophos
5.00% due 01/29/21	299,250	300,187

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 25.1% (continued)
Information Technology - 2.7% (continued)
Telx Group
7.50% due 04/09/21	$300,000	$300,000
SumTotal Systems
6.25% due 11/16/18	284,755	277,636
Flexera Software LLC
8.00% due 04/02/21	250,000	249,688
P2 Energy Solutions
5.00% due 10/30/20	199,000	199,663
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	199,000	191,538
LANDesk Group, Inc.
5.00% due 02/25/20	178,652	178,695
Active Network, Inc., The
5.50% due 11/13/20	149,624	148,783
Total Information Technology		4,071,258
Financials - 1.7%
Magic Newco, LLC
12.00% due 06/12/19	500,000	571,665
5.00% due 12/12/18	198,487	199,826
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20[6]	623,636	623,250
Intertrust Group
8.00% due 04/15/22	500,000	501,665
Lineage Logistics LLC
4.50% due 04/07/21	448,875	445,881
National Financial Partners
5.25% due 07/01/20	247,501	248,615
Total Financials		2,590,902
Consumer Staples - 1.3%
Reddy Ice Holdings, Inc.
6.75% due 04/01/19[6]	594,000	579,150
AdvancePierre Foods, Inc.
9.50% due 10/10/17	541,000	521,053
CTI Foods Holding Co. LLC
8.25% due 06/28/21	340,000	343,400
Performance Food Group
6.25% due 11/14/19	247,500	249,822
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19	180,884	179,528
Total Consumer Staples		1,872,953
Utilities - 0.8%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	1,235,000	1,268,963
Materials - 0.6%
Atkore International, Inc.
7.75% due 10/09/21	450,000	451,688
Hoffmaster Group, Inc.
5.25% due 05/09/20	400,000	399,668
Total Materials		851,356
Energy - 0.5%
PSS Companies
5.50% due 01/28/20	498,725	502,466
FTS International
5.75% due 04/16/21	283,636	287,006
Total Energy		789,472
Health Care - 0.4%
Nextech Systems LLC
6.00% due 10/28/18†††,6	292,500	286,650
Catalent Pharma Solutions, Inc.
6.50% due 12/31/17	250,000	251,875
Total Health Care		538,525
Total Senior Floating Rate Interests
(Cost $37,291,944)		37,610,704
ASSET BACKED SECURITIES†† - 0.5%
ALM XIV Ltd.
2014-14A, 3.68% due 07/28/26[2,3]	800,000	762,320
Total Asset Backed Securities
(Cost $760,320)		762,320
COLLATERALIZED MORTGAGE OBLIGATION†† - 0.3%
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[2,3]	533,082	500,618
Total Collateralized Mortgage Obligation
(Cost $493,115)		500,618
Total Investments - 114.9%
(Cost $167,823,284)		$172,228,985
Other Assets & Liabilities, net - (14.9)%		(22,398,252)
Total Net Assets - 100.0%		$149,830,733

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Contracts to Sell	Currency	Counterparty	Settlement Date	Settlement Value	Value at 06/30/14	Unrealized Depreciation
200,000	CAD	BNY Capital Markets	07/02/14	$184,196	$187,433	$(3,237)
1,550,000	AUD	BNY Mellon	08/05/14	1,452,009	1,457,974	(5,965)
3,050,000	EUR	BNY Capital Markets	07/02/14	4,159,387	4,176,080	(16,693)
700,000	GBP	BNY Capital Markets	07/02/14	1,172,994	1,198,117	(25,124)
						$(51,019)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $73,998,637 (cost $72,005,749), or 49.4% of total net assets.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2014.
[4]	Perpetual maturity.
[5]	Security is in default of interest and/or principal obligations.
[6]	Illiquid security.
plc — Public Limited Company
REIT — Real Estate Investment Trust

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 0.0%
Consumer Discretionary - 0.0%
Harry & David Holdings, Inc.*	7	$963
Materials - 0.0%
Constar International Holdings LLC*,†††	68	–
Total Common Stocks
(Cost $570)		963
PREFERRED STOCKS† - 4.1%
Aspen Insurance Holdings Ltd.
5.95% due 07/01/23[3]	48,000	1,195,200
Seaspan Corp.
6.38% due 04/30/19*	22,000	562,100
Woodbourne Capital Trust III
0.01%*,†††,1,2,3	950,000	523,830
Woodbourne Capital Trust IV
0.01%*,†††,1,2,3	950,000	523,830
Woodbourne Capital Trust II
0.01%*,†††,1,2,3	950,000	523,830
Woodbourne Capital Trust I
0.01%*,†††,1,2,3	950,000	523,830
Wells Fargo & Co.
5.85%[2,3]	15,000	389,100
Morgan Stanley
7.13%[2,3]	10,000	278,700
AgriBank FCB
6.88%[2,3]	1,500	159,375
City National Corp.
6.75%[2,3]	4,000	111,120
Constar International Holdings LLC*,†††,7	7	–
Total Preferred Stocks
(Cost $6,445,328)		4,790,915
UNIT INVESTMENT TRUSTS† - 0.1%
Rescap Liquidating Trust	5,199	80,116
Total Unit Investment Trusts
(Cost $262,501)		80,116
SHORT TERM INVESTMENTS† - 0.8%
Dreyfus Treasury Prime Cash Management Fund	955,632	955,632
Total Short Term Investments
(Cost $955,632)		955,632
	Face Amount
ASSET BACKED SECURITIES†† - 47.7%
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37†††,1	$2,549,049	2,591,874
Northwoods Capital VIII Ltd.
2007-8A, 2.23% due 07/28/22[1,2]	1,950,000	1,886,625
T2 Income Fund CLO Ltd.
2007-1A, 1.73% due 07/15/19[1,2]	1,600,000	1,556,000
2007-1X, 1.73% due 07/15/19[2]	250,000	243,125
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29†††	1,203,750	1,208,324
2014-1, 7.50% due 02/15/29†††	481,500	482,078
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/35[2]	1,654,735	1,562,916
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[1]	1,197,917	1,212,891
2013-1, 6.35% due 10/15/38[1]	239,583	243,776
Grayson CLO Ltd.
2006-1A, 0.64% due 11/01/21[1,2]	1,400,000	1,297,940
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.41% due 07/09/17†††	1,352,000	1,287,915
Copper River CLO Ltd.
2007-1A, 0.00% due 01/20/21[1,2]	700,000	793,520
2007-1A, 0.63% due 01/20/21[1,2]	500,000	478,200
Telos CLO Ltd.
2013-3A, 3.23% due 01/17/24[1,2]	1,250,000	1,229,500
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.50% due 08/15/56[1,2]	1,412,002	1,222,653
GSAA Trust
2005-10, 0.80% due 06/25/35[2]	1,250,000	1,169,579
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/43[1]	1,128,438	1,159,035
Telos CLO 2007-2 Ltd.
2007-2A, 2.43% due 04/15/22[1,2]	1,100,000	1,045,880
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.33% due 01/15/23[1,2]	1,000,000	1,008,900
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.47% due 05/15/21[1,2]	1,000,000	980,800
Figueroa CLO 2013-1 Ltd.
2013-1A, 2.98% due 03/21/24[1,2]	1,000,000	980,700
ALM VII R Ltd.
2013-7RA, 2.84% due 04/24/24[1,2]	1,000,000	978,900
Genesis Funding Ltd.
2006-1A, 0.40% due 12/19/32[1,2]	1,016,180	975,533
Rockwall CDO II Ltd.
2007-1A, 0.78% due 08/01/24[1,2]	1,100,000	970,200
Venture XIV CLO Ltd.
2013-14A, 2.98% due 08/28/25[1,2]	1,000,000	966,300

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 47.7% (continued)
RAIT CRE CDO I Ltd.
2006-1X, 0.48% due 11/20/46†††,2	$1,044,288	$923,150
MCF CLO I LLC
2013-1A, 3.78% due 04/20/23[1,2]	900,000	889,830
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48†††,1	879,614	881,197
N-Star Real Estate CDO IX Ltd.
0.44% due 02/01/41[7]	926,332	879,738
KKR Financial CLO 2007-A Corp.
2007-AA, 4.73% due 10/15/17[1,2]	850,000	853,315
ICE EM CLO
2007-1A, 0.93% due 08/15/22[1,2]	850,000	801,125
COA Summit CLO Limited
2014-1A, 3.04% due 04/20/23[1,2]	800,000	793,440
Newstar Trust
2012-2A, 3.49% due 01/20/23[1,2]	750,000	751,650
OZLM Funding Ltd.
2012-2A, 3.47% due 10/30/23[1,2]	750,000	750,000
ARES XII CLO Ltd.
2007-12A, 3.48% due 11/25/20[1,2]	750,000	743,700
Carlyle Global Market Strategies CLO 2014-2 Ltd.
2014-2A, 2.35% due 05/15/25[1,2]	750,000	742,575
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.77% due 11/05/41[1,2]	750,000	693,675
Icon Brands Holdings LLC
2013-1A, 4.35% due 01/25/43†††,1	658,668	663,147
West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/41[1,2]	680,475	658,564
Babson CLO Limited 2014-I
2014-IA, 0.00% due 07/12/25†††,1	650,000	617,500
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.68% due 10/20/25[1,2]	600,000	594,900
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.48% due 04/28/26[1,2]	300,000	298,590
2014-3A, 2.73% due 04/28/26[1,2]	300,000	294,000
Black Diamond CLO 2012-1 Ltd.
2013-1A, 3.48% due 02/01/23[1,2]	550,000	550,000
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.41% due 04/25/36[2]	600,000	535,736
Spirit Master Funding LLC
2014-3A, 5.74% due 03/20/22[1]	357,305	394,929
2014-2A, 5.76% due 03/20/22[1]	122,582	135,529
Cent CLO
2012-16A, 3.73% due 08/01/24[1,2]	500,000	500,850
Apidos CDO IX
2012-9A, 3.98% due 07/15/23[1,2]	500,000	500,000
KKR CLO Trust
2012-1A, 3.53% due 12/15/24[1,2]	500,000	496,300
Acis CLO 2013-1 Ltd.
2013-1A, 3.18% due 04/18/24[1,2]	500,000	489,900
Apidos CDO III Ltd.
2006-3A, 1.98% due 06/12/20[1,2]	500,000	483,550
MCF CLO III LLC
2014-3A, 3.21% due 01/20/24[1,2]	500,000	476,350
Triton Container Finance LLC
2012-1A, 4.21% due 05/14/27[1]	475,000	475,000
Golub Capital Partners Fundings Ltd.
2007-1A, 0.98% due 03/15/22[1,2]	500,000	474,000
FREMF Mortgage Trust
2012-K501, 3.61% due 11/25/46[1,2]	450,000	461,686
Cerberus Offshore Levered I, LP
2012-1A, 4.98% due 11/30/18[1,2]	450,000	449,685
N-Star REL CDO VIII Ltd.
2006-8A, 0.51% due 02/01/41[1,2]	500,000	446,900
Eastland CLO Ltd.
2007-1A, 0.63% due 05/01/22[1,2]	450,000	418,860
Lehman XS Trust
2007-9, 0.27% due 06/25/37[2]	465,487	411,278
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	348,782	381,225
Westwood CDO I Ltd.
2007-1A, 0.90% due 03/25/21[1,2]	400,000	370,680
Halcyon Loan Advisors Funding 2012-2 Ltd.
2012-2A, 4.73% due 12/20/24[1,2]	350,000	351,365

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 47.7% (continued)
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.44% due 07/28/26†††,1,2	$350,000	$349,545
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.78% due 09/20/23[1,2]	350,000	347,620
Saxon Asset Securities Trust
2005-4, 0.59% due 11/25/37[2]	400,000	343,861
Northwoods Capital VII Ltd.
2006-7A, 1.78% due 10/22/21[1,2]	350,000	336,525
CIFC Funding 2012-II Ltd.
2012-2A, 4.48% due 12/05/24[1,2]	300,000	300,060
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	300,000	300,000
Salus CLO 2012-1 Ltd.
2013-1AN, 3.98% due 03/05/21[1,2]	300,000	299,310
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/24[1,2]	300,000	294,450
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[2]	300,000	278,830
TICC CLO 2012-1 LLC
2012-1A, 4.98% due 08/25/23[1,2]	250,000	251,150
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.23% due 01/15/22[1,2]	250,000	251,050
Dryden Senior Loan Fund
2014-23RA, 3.18% due 07/17/23[1,2]	250,000	250,000
Drug Royalty II Limited Partnership 2
2014-1, 3.08% due 07/15/23[1,2]	250,000	250,000
Great Lakes CLO 2014-1 Ltd.
2014-1A, 3.92% due 04/15/25†††,1,2	250,000	249,975
Golub Capital Partners CLO 17 Ltd.
2013-17A, 4.06% due 10/25/25[1,2]	250,000	249,075
Acis CLO 2013-2 Ltd.
3.44% due 10/14/22[1,2]	250,000	248,850
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 3.06% due 07/15/23[1,2]	250,000	248,700
Garrison Funding 2013-2 Ltd.
2013-2A, 3.63% due 09/25/23[1,2]	250,000	247,375
ALM XIV Ltd.
2014-14A, 3.18% due 07/28/26[1,2]	250,000	246,500
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due 10/15/23[1,2]	250,000	245,800
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.53% due 07/25/25[1,2]	250,000	244,350
Race Point IV CLO Ltd.
2007-4A, 2.23% due 08/01/21[1,2]	250,000	242,700
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/04/24[1]	250,000	235,175
STORE Master Funding LLC
2013-2A, 4.37% due 07/20/43[1]	98,650	101,935
2013-1A, 4.16% due 03/20/43[1]	98,060	99,840
GSAA Home Equity Trust
2007-7, 0.42% due 07/25/37[2]	215,081	185,079
New Century Home Equity Loan Trust
2005-1, 0.87% due 03/25/35[2]	161,590	139,830
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.41% due 08/25/35[2]	104,856	104,353
First Franklin Mortgage Loan Trust
2006-FF1, 0.49% due 01/25/36[2]	50,000	43,651
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[1,2]	36,072	36,072
Total Asset Backed Securities
(Cost $54,950,524)		56,188,744
CORPORATE BONDS†† - 27.3%
Financials - 17.4%
JPMorgan Chase & Co.
5.15% due 12/31/49[2,3]	1,850,000	1,773,687
5.00% due 12/29/49[2,3]	150,000	149,444
Prudential Financial, Inc.
5.63% due 06/15/43[2,4]	1,750,000	1,871,939
Fifth Third Bancorp
5.10% due 12/31/49[2,3]	1,820,000	1,748,565
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	800,000	857,000
4.88% due 03/15/19	450,000	463,500
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	1,200,000	1,263,086
Kaupthing Bank HF
3.49% due 01/15/10[1,5]	5,000,000	1,212,500
EPR Properties
5.25% due 07/15/23[4]	1,000,000	1,040,261
5.75% due 08/15/22[4]	100,000	108,646
PNC Financial Services Group, Inc.
4.85% due 05/29/49[2,3]	1,100,000	1,057,375

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
CORPORATE BONDS†† - 27.3% (continued)
Financials - 17.4% (continued)
General Electric Capital Corp.
5.25% due 06/29/49[2,3]	$750,000	$758,438
7.13% due 12/29/49[2,3]	250,000	295,050
AmTrust Financial Services, Inc.
6.13% due 08/15/23[1]	1,000,000	1,012,380
Lancashire Holdings Ltd.
5.70% due 10/01/22[1]	900,000	1,002,078
StanCorp Financial Group, Inc.
5.00% due 08/15/22	600,000	640,096
ACC Group Housing LLC
6.35% due 07/15/54[1]	300,000	304,620
3.50% due 07/15/18[1]	300,000	300,240
Credit Suisse AG
6.50% due 08/08/23[1,4]	500,000	555,000
Leucadia National Corp.
5.50% due 10/18/23	500,000	531,112
Customers Bank
6.13% due 06/26/29[1,2]	500,000	500,000
Wilton Re Finance LLC
5.88% due 03/30/33[1,2]	475,000	495,188
National Rural Utilities Cooperative Finance Corp.
4.75% due 04/30/43[2]	500,000	492,055
Bank of New York Mellon Corp.
4.50% due 12/31/49[2,3]	440,000	409,200
Pacific Northwest Communities LLC
5.91% due 06/15/50[1]	400,000	404,776
Royal Bank of Scotland Group plc
5.13% due 05/28/24	350,000	355,390
CIC Receivables Master Trust
4.89% due 10/07/21†††	300,000	303,480
Cadence Bank North America
6.25% due 06/28/29[2]	200,000	201,840
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/24	200,000	198,809
Cadence Financial Corp.
4.88% due 06/28/19[1]	150,000	150,525
TIG Holdings, Inc.
8.60% due 01/15/27[1]	34,000	30,430
Total Financials		20,486,710
Consumer Discretionary - 2.7%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
3.90% due 01/15/26	800,000	796,000
Sabre GLBL, Inc.
8.50% due 05/15/19[1]	680,000	754,800
Northern Group Housing LLC
6.80% due 08/15/53[1]	600,000	659,286
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	380,441	397,560
GRD Holdings III Corp.
10.75% due 06/01/19[1]	250,000	280,000
QVC, Inc.
7.38% due 10/15/20[1]	200,000	214,686
Continental Airlines 2012-1 Class B Pass Through Trust
6.25% due 04/11/20	112,331	122,441
Total Consumer Discretionary		3,224,773
Materials - 2.7%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[1]	1,200,000	1,118,300
4.45% due 11/15/21[1]	500,000	488,738
AngloGold Ashanti Holdings plc
5.13% due 08/01/22[4]	1,250,000	1,219,223
Yamana Gold, Inc.
4.95% due 07/15/24[1]	350,000	352,301
Mosaic Global Holdings, Inc.
7.38% due 08/01/18	18,000	20,586
Constar International, Inc
11.00% due 12/31/17†††,7	5,747	–
Total Materials		3,199,148
Energy - 2.4%
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20	1,200,000	1,290,000
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	600,000	649,500
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	455,000	491,400
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20	190,000	215,650
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	150,000	160,875
Williams Companies, Inc.
8.75% due 03/15/32	12,000	15,645
Total Energy		2,823,070
Industrials - 1.3%
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††,7	750,000	769,875
SBM Baleia Azul Sarl
5.50% due 09/15/27†††,7	466,100	468,337
ADT Corp.
6.25% due 10/15/21	150,000	159,000

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
CORPORATE BONDS†† - 27.3% (continued)
Industrials - 1.3% (continued)
Prosight Global Inc.
7.50% due 11/26/20†††,7	$100,000	$101,370
Total Industrials		1,498,582
Telecommunication Services - 0.6%
Avaya, Inc.
7.00% due 04/01/19[1]	650,000	650,000
Nortel Networks Ltd.
6.88% due 09/01/23[5]	31,000	15,190
Total Telecommunication Services		665,190
Information Technology - 0.2%
First Data Corp.
8.75% due 01/15/22[1]	250,000	275,938
Total Corporate Bonds
(Cost $35,328,708)		32,173,411
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.3%
Commercial Mortgage Pass Through Certificates
2014-KYO,2.50% due 06/11/27[1,2]	1,750,000	1,750,000
CSMC Series 2014-ICE
2.40% due 04/15/27[1,2]	1,150,000	1,154,369
Hilton USA Trust
2013-HLT,4.41% due 11/05/30[1]	1,100,000	1,139,056
Alternative Loan Trust
2003-18CB,5.25% due 09/25/33	1,077,987	1,120,505
Boca Hotel Portfolio Trust
2013-BOCA,3.20% due 08/15/26[1,2]	1,000,000	1,002,857
MASTR Adjustable Rate Mortgages Trust
2003-5,2.09% due 11/25/33[2]	965,717	938,116
BBCMS Trust
2013-TYSN,3.71% due 09/05/32[1]	900,000	862,419
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9,0.96% due 11/25/46[2]	789,569	544,582
2006-8,5.76% due 10/25/36	471,834	356,416
Luminent Mortgage Trust
2006-2,0.35% due 02/25/46[2]	705,705	532,431
LSTAR Commercial Mortgage Trust
2014-2,5.32% due 01/20/41[1,2]	500,000	514,814
Chase Mortgage Finance Trust Series
2006-S3,6.00% due 11/25/36	570,945	508,129
Motel 6 Trust
2012-MTL6,3.78% due 10/05/25[1]	500,000	507,673
GMAC Commercial Mortgage Asset Corp.
2003-PRES,6.24% due 10/10/41†††,1	484,925	448,604
Sequoia Mortgage Trust
2013-5,2.50% due 05/25/43[1,2]	433,932	405,930
Residential Asset Securitization Trust
2006-A12,6.25% due 11/25/36	498,358	381,564
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[1,2]	355,388	333,745
Nomura Resecuritization Trust
2012-1R,0.59% due 08/27/47[1,2]	347,060	320,232
American Home Mortgage Assets Trust
2007-1,0.82% due 02/25/47[2]	310,536	198,665
Credit Suisse Mortgage Capital Certificates
2006-TF2A,0.55% due 10/15/21[1,2]	200,000	194,115
JP Morgan Mortgage Trust
2006-A3,2.86% due 04/25/36[2]	35,977	33,998
Total Collateralized Mortgage Obligations
(Cost $13,120,502)		13,248,220
SENIOR FLOATING RATE INTERESTS†† - 7.5%
Consumer Discretionary - 2.1%
Landry's, Inc.
4.00% due 04/24/18	754,168	755,820
Compucom Systems, Inc.
4.25% due 05/07/20	726,882	719,010
Ollies Bargain Outlet
4.75% due 09/28/19	388,929	388,929
Arby's
5.00% due 11/15/20	348,250	349,988
1-800 Contacts, Inc.
4.25% due 01/29/21	199,500	199,376
NES Global Talent
6.50% due 10/03/19	148,125	148,125
Total Consumer Discretionary		2,561,248
Industrials - 1.8%
Rise Ltd.
4.74% due 02/12/39†††	734,375	744,510
Travelport Holdings Ltd.
6.25% due 06/26/19	495,000	505,890
AABS Ltd.
4.87% due 01/15/38†††	458,856	464,592
VAT Holding AG
4.75% due 02/11/21	249,375	250,467

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 7.5% (continued)
Industrials - 1.8% (continued)
Emerald Expositions
5.50% due 06/17/20	$95,039	$95,603
Total Industrials		2,061,062
Information Technology - 1.4%
Avago Technologies Ltd.
3.75% due 05/06/21	1,000,000	1,002,769
P2 Energy Solutions
5.00% due 10/30/20	348,250	349,410
Greenway Medical Technologies
6.00% due 11/04/20[7]	348,250	347,815
Total Information Technology		1,699,994
Telecommunication Services - 0.9%
MergerMarket Ltd.
4.50% due 02/04/21	598,500	588,774
Asurion Corp.
5.00% due 05/24/19	460,009	462,599
Total Telecommunication Services		1,051,373
Financials - 0.6%
Corporate Capital Trust
4.00% due 05/20/19	349,125	348,689
Magic Newco, LLC
5.00% due 12/12/18	247,483	249,154
American Stock Transfer & Trust
5.75% due 06/26/20	97,147	96,984
Total Financials		694,827
Materials - 0.5%
Fortescue Metals Group Ltd.
3.75% due 06/30/19	598,995	599,223
Consumer Staples - 0.1%
Performance Food Group
6.25% due 11/14/19	99,497	100,431
Health Care - 0.1%
Akorn, Inc.
4.50% due 04/16/21	100,000	100,125
Total Senior Floating Rate Interests
(Cost $8,823,703)		8,868,283
MUNICIPAL BONDS†† - 3.5%
California - 2.4%
Cypress School District
0.00% due 08/01/40	4,400,000	1,133,263
Stockton Unified School District
0.00% due 08/01/40	1,895,000	524,081
0.00% due 08/01/36	875,000	304,413
0.00% due 08/01/35	565,000	207,897
Inland Valley Development Agency
5.50% due 03/01/33	500,000	515,450
County of Sacramento California Revenue Bonds
7.25% due 08/01/25	100,000	116,412
Total California		2,801,516
Michigan - 0.7%
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/33	300,000	302,033
5.00% due 07/01/23	250,000	251,128
5.00% due 07/01/30	50,000	49,512
Detroit City School District General Obligation Unlimited
7.74% due 05/01/39	100,000	122,022
City of Detroit Michigan Sewage Disposal System Revenue Revenue Bonds
5.50% due 07/01/22	100,000	104,063
Total Michigan		828,758
Illinois - 0.2%
City of Chicago Illinois General Obligation Unlimited
5.00% due 01/01/27	150,000	159,386
City of Chicago
0.00% due 01/01/30	150,000	72,147
Total Illinois		231,533
Alabama - 0.2%
County of Jefferson Alabama Sewer Revenue Revenue Bonds
0.00% due 10/01/34	350,000	108,560
County of Jefferson Sewer Revenue
0.00% due 10/01/32	300,000	108,333
Total Alabama		216,893
Total Municipal Bonds
(Cost $4,117,748)		4,078,700
MORTGAGE BACKED SECURITIES†† - 0.5%
GreenPoint Mortgage Funding Trust Series
2007-AR1,0.23% due 02/25/47[2]	351,121	327,805
HarborView Mortgage Loan Trust
2006-12,0.35% due 01/19/38[2]	286,937	247,360
Ginnie Mae
#518436, 7.25% due 09/15/29	9,538	10,070
#1849, 8.50% due 08/20/24	1,098	1,152
Fannie Mae[6]
1990-108,7.00% due 09/25/20	8,356	9,242
Total Mortgage Backed Securities
(Cost $581,929)		595,629
COMMERCIAL PAPER†† - 1.3%
Kinder Morgan Energy Partners, LP
0.22% due 07/02/14[1]	500,000	499,997

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
COMMERCIAL PAPER†† - 1.3% (continued)
Pentair Finance S.A.
0.26% due 07/02/14[1]	$500,000	$499,997
American Water Capital Corp.
0.27% due 07/02/14[1]	500,000	499,996
Total Commercial Paper
(Cost $1,499,990)		1,499,990
	Contracts
OPTIONS PURCHASED††, 7 - 0.1%
Call options on:
iShares 7-10 Year Treasury Bond ETF Expiring September 2014 with strike price of $104.00	2,251	146,315
Total Options Purchased
(Cost $139,562)		146,315
Total Investments - 104.2%
(Cost $126,226,697)		$122,626,918
OPTIONS WRITTEN††, 7 - 0.0%
Call options on:
iShares 7-10 Year Treasury Bond ETF Expiring September 2014 with strike price of $106.00	2,251	(45,020)
Total Options Written
(Premiums received $31,514)		(45,020)
Other Assets & Liabilities, net - (4.2)%		(4,965,382)
Total Net Assets - 100.0%		$117,616,516

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Merrill Lynch	Pay	3-Month USD-LIBOR	3.89%	09/09/43	$1,850,000	$234,580	$234,580
Merrill Lynch	Pay	3-Month USD-LIBOR	1.97%	09/09/18	5,850,000	160,875	160,875
Merrill Lynch	Pay	3-Month USD-LIBOR	3.68%	08/29/43	1,450,000	127,310	127,310
Merrill Lynch	Pay	3-Month USD-LIBOR	1.70%	08/29/18	5,950,000	98,770	98,770
Merrill Lynch	Pay	3-Month USD-LIBOR	3.65%	09/26/43	450,000	35,550	35,550
Merrill Lynch	Pay	3-Month USD-LIBOR	1.59%	09/26/18	1,350,000	13,095	13,095
							$670,180

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $66,603,666 (cost $68,956,723), or 56.6% of total net assets.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2014.
[3]	Perpetual maturity.
[4]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[5]	Security is in default of interest and/or principal obligations.
[6]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[7]	Illiquid security.
plc — Public Limited Company
REIT — Real Estate Investment Trust

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 95.3%
Financials - 26.0%
Wells Fargo & Co.	59,530	$3,128,896
American International Group, Inc.	40,512	2,211,145
JPMorgan Chase & Co.	31,180	1,796,592
Citigroup, Inc.	34,040	1,603,284
Allstate Corp.	24,955	1,465,358
Bank of New York Mellon Corp.	37,630	1,410,372
Reinsurance Group of America, Inc. — Class A	11,935	941,672
Aon plc	8,875	799,549
Bank of America Corp.	51,820	796,473
Franklin Resources, Inc.	11,220	648,965
CME Group, Inc. — Class A	7,920	561,924
U.S. Bancorp	12,813	555,059
Navient Corp.	19,200	340,032
Ocwen Financial Corp.*	9,040	335,384
NASDAQ OMX Group, Inc.	7,826	302,240
Home Loan Servicing Solutions Ltd.	10,019	227,732
Total Financials		17,124,677
Energy - 19.4%
Chevron Corp.	15,015	1,960,208
Apache Corp.	17,067	1,717,282
Halliburton Co.	18,925	1,343,864
Cameco Corp.	65,410	1,282,690
Phillips 66	14,205	1,142,508
Whiting Petroleum Corp.*	12,985	1,042,046
Marathon Oil Corp.	20,760	828,739
Exxon Mobil Corp.	8,020	807,454
Patterson-UTI Energy, Inc.	19,270	673,294
Suncor Energy, Inc.	14,360	612,167
Superior Energy Services, Inc.	16,480	595,587
Oasis Petroleum, Inc.*	7,290	407,438
ConocoPhillips	4,745	406,789
Total Energy		12,820,066
Industrials - 11.9%
Parker Hannifin Corp.	13,965	1,755,819
Republic Services, Inc. — Class A	41,410	1,572,337
United Technologies Corp.	11,870	1,370,392
Quanta Services, Inc.*	26,620	920,520
URS Corp.	16,780	769,363
Covanta Holding Corp.	35,210	725,678
General Cable Corp.	16,380	420,311
WESCO International, Inc.*	3,660	316,151
Total Industrials		7,850,571
Consumer Staples - 9.6%
CVS Caremark Corp.	30,020	2,262,607
Wal-Mart Stores, Inc.	17,395	1,305,843
Bunge Ltd.	15,980	1,208,727
Mondelez International, Inc. — Class A	29,650	1,115,137
Kraft Foods Group, Inc.	7,791	467,070
Total Consumer Staples		6,359,384
Information Technology - 9.2%
TE Connectivity Ltd.	26,090	1,613,406
Cisco Systems, Inc.	61,630	1,531,505
Computer Sciences Corp.	23,845	1,507,004
FLIR Systems, Inc.	17,390	603,955
QUALCOMM, Inc.	6,230	493,416
NetApp, Inc.	7,985	291,612
Total Information Technology		6,040,898
Consumer Discretionary - 6.2%
Time Warner, Inc.	26,335	1,850,034
DeVry Education Group, Inc.	16,050	679,557
Lowe's Companies, Inc.	13,960	669,940
PulteGroup, Inc.	26,880	541,901
Kohl's Corp.	5,680	299,222
Time, Inc.*	3,291	79,708
Total Consumer Discretionary		4,120,362
Health Care - 5.7%
Aetna, Inc.	15,170	1,229,983
Teva Pharmaceutical Industries Ltd. ADR	21,445	1,124,147
Pfizer, Inc.	24,420	724,786
UnitedHealth Group, Inc.	8,255	674,846
Total Health Care		3,753,762
Materials - 3.8%
Dow Chemical Co.	31,240	1,607,611
Coeur Mining, Inc.*	59,990	550,708
Rock-Tenn Co. — Class A	3,239	342,006
Total Materials		2,500,325
Utilities - 2.8%
Edison International	31,675	1,840,634
Telecommunication Services - 0.7%
Windstream Holdings, Inc.	47,961	477,692
Total Common Stocks
(Cost $47,550,615)		62,888,371
WARRANTS† - 0.4%
American International Group, Inc.
$45.00, 01/19/21	8,920	237,272
Total Warrants
(Cost $167,892)		237,272
EXCHANGE TRADED FUNDS† - 1.5%
iShares Russell 1000 Value ETF	9,750	987,383
Total Exchange Traded Funds
(Cost $986,557)		987,383
SHORT TERM INVESTMENTS† - 3.5%
Dreyfus Treasury Prime Cash Management Fund	2,322,301	2,322,301
Total Short Term Investments
(Cost $2,322,301)		2,322,301
Total Investments - 100.7%
(Cost $51,027,365)		$66,435,327
Other Assets & Liabilities, net - (0.7)%		(459,218)
Total Net Assets - 100.0%		$65,976,109

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

ADR — American Depositary Receipt
plc — Public Limited Company

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
PREFERRED STOCKS† - 1.2%
Seaspan Corp.
6.38% due 04/30/19*	20,000	$511,000
Goldman Sachs Group, Inc.
5.50% due 05/10/23	13,540	331,730
Total Preferred Stocks
(Cost $829,774)		842,730
EXCHANGE TRADED FUNDS†,6 - 5.4%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	52,178	1,440,114
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	44,894	1,231,442
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	45,200	1,216,874
Total Exchange Traded Funds
(Cost $3,865,007)		3,888,430
	Face Amount
ASSET BACKED SECURITIES†† - 55.4%
West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/41[1,2]	$1,506,767	1,458,248
Aircraft Lease Securitisation Ltd.
2007-1A, 0.41% due 05/10/32[1,2]	1,304,489	1,268,615
KKR Financial CLO 2007-A Corp.
2007-AA, 2.88% due 10/15/17[1,2]	750,000	746,250
2007-AA, 4.73% due 10/15/17[1,2]	500,000	501,950
Copper River CLO Ltd.
2007-1A, 0.00% due 01/20/21[1,2]	500,000	566,800
2007-1A, 1.73% due 01/20/21[1,2]	500,000	454,500
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/23[2]	500,000	500,000
2014-1, 3.08% due 07/15/23[1,2]	500,000	500,000
CIFC Funding 2012-III Ltd.
2013-3A, 3.23% due 01/29/25[1,2]	600,000	596,640
2013-3A, 4.48% due 01/29/25[1,2]	400,000	401,120
H2 Asset Funding Ltd.
2.05% due 03/19/37	1,000,000	995,400
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.73% due 04/28/26[1,2]	1,000,000	979,999
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	892,882	975,935
Duane Street CLO IV Ltd.
2007-4A, 2.48% due 11/14/21[1,2]	1,000,000	965,499
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29†††	481,500	483,330
2014-1, 7.50% due 02/15/29†††	481,500	482,078
Black Diamond CLO 2005-2 Delaware Corp.
2005-2A, 2.03% due 01/07/18[1,2]	1,000,000	955,000
San Gabriel CLO Ltd.
2007-1A, 2.48% due 09/10/21[1,2]	1,000,000	952,600
Flagship CLO VI
2007-1A, 2.63% due 06/10/21[1,2]	1,000,000	949,300
Westbrook CLO Ltd.
2006-1A, 1.93% due 12/20/20[1,2]	1,000,000	943,400
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.60% due 07/10/17†††,1	969,306	941,003
Race Point V CLO Ltd.
2014-5AR, 3.98% due 12/15/22[1,2]	750,000	746,250
Genesis Funding Ltd.
2006-1A, 0.40% due 12/19/32[1,2]	777,079	745,996
Structured Asset Investment Loan Trust
2005-1, 0.87% due 02/25/35[1,2]	550,000	518,260
FREMF Mortgage Trust
2012-K501, 3.61% due 11/25/46[1,2]	500,000	512,984
Structured Asset Securities Corporation Mortgage Loan Trust
2007-BC1, 0.28% due 02/25/37[1]	600,000	511,814
Cent CLO
2012-16A, 3.73% due 08/01/24[1,2]	500,000	500,850
Symphony CLO IX, LP
2012-9A, 3.48% due 04/16/22[1,2]	500,000	500,000
OZLM Funding Ltd.
2012-2A, 3.47% due 10/30/23[1,2]	500,000	500,000
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.44% due 07/28/26†††,1,2	500,000	499,350
LCM X, LP
2014-10AR, 3.08% due 04/15/22[1,2]	500,000	497,700
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 3.06% due 07/15/23[1,2]	500,000	497,400
COA Summit CLO Ltd.
2014-1A, 4.09% due 04/20/23[1,2]	500,000	497,200
BlueMountain CLO 2012-2 Ltd.
2012-2A, 2.98% due 11/20/24[1,2]	500,000	494,550

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 55.4% (continued)
Shackleton II CLO Ltd.
2012-2A, 4.29% due 10/20/23[1,2]	$500,000	$493,150
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1A, 3.22% due 08/15/23[1,2]	500,000	491,200
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/24[1,2]	500,000	490,750
Marathon CLO II Ltd.
2005-2A, 2.03% due 12/20/19[1,2]	500,000	490,550
Figueroa CLO 2013-1 Ltd.
2013-1A, 2.98% due 03/21/24[1,2]	500,000	490,350
KVK CLO 2014-2 Ltd.
2014-2A, 3.23% due 04/15/26[1,2]	500,000	489,900
Golub Capital Partners CLO 18 Ltd.
2014-18A, 3.73% due 04/25/26[1,2]	250,000	248,650
2014-18A, 4.23% due 04/25/26[1,2]	250,000	239,575
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/37[1]	513,627	487,779
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.53% due 07/25/25[1,2]	250,000	244,350
2014-1A, 4.48% due 07/25/25[1,2]	250,000	242,675
Race Point IV CLO Ltd.
2007-4A, 2.23% due 08/01/21[1,2]	500,000	485,400
Telos CLO 2013-4 Ltd.
2013-4A, 2.97% due 07/17/24[1,2]	500,000	484,250
Apidos CDO III Ltd.
2006-3A, 1.98% due 06/12/20[1,2]	500,000	483,550
NewStar Commercial Loan Trust
2006-1A, 0.91% due 03/30/22[1,2]	500,000	482,800
Babson Mid-Market CLO Incorporated 2007-II
2007-2A, 1.92% due 04/15/21[1,2]	500,000	481,900
ALM XIV Ltd.
2014-14A, 3.68% due 07/28/26[1,2]	500,000	476,450
Triton Container Finance LLC
2012-1A, 4.21% due 05/14/27[2]	475,000	475,000
Icon Brands Holdings LLC
2013-1A, 4.35% due 01/25/43†††,2	470,477	473,677
Katonah Ltd.
2007-10A, 2.23% due 04/17/20[1,2]	500,000	473,300
Madison Park Funding Ltd.
2006-3A, 1.64% due 10/25/20[1,2]	500,000	471,650
ColumbusNova CLO Limited 2007-I
2007-1A, 1.58% due 05/16/19[1,2]	500,000	470,950
GSAA Home Equity Trust
2006-18, 6.00% due 11/25/36	680,020	470,719
Shasta CLO Ltd.
2007-1A, 1.62% due 04/20/21[1,2]	500,000	467,700
Katonah IX CLO Ltd.
2006-9A, 1.62% due 01/25/19[1,2]	500,000	466,100
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.77% due 11/05/41[1,2]	500,000	462,450
CIT Mortgage Loan Trust
2007-1, 1.60% due 10/25/37[1,2]	500,000	462,314
Connecticut Valley Structured Credit CDO III Ltd.
2006-3A, 6.68% due 03/23/23[2]	441,767	436,245
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.50% due 08/15/56[1,2]	484,115	419,195
GSAMP Trust
2005-HE6, 0.59% due 11/25/35[1]	450,000	403,010
Centerline REIT, Inc.
2004-RR3, 4.76% due 09/21/45[1,2]	381,918	388,601
FM Leveraged Capital Fund II
2006-2X, 3.97% due 11/15/20[1]	352,764	352,588
Soundview Home Loan Trust
2003-1, 2.40% due 08/25/31[1]	324,008	330,498
Cronos Containers Program Ltd.
2012-1A, 4.21% due 05/18/27[2]	257,292	257,709
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/43[2]	245,313	251,964
Great Lakes CLO 2014-1 Ltd.
2014-1A, 3.92% due 04/15/25†††,1,2	250,000	249,975
ALM IV Ltd.
2011-4A, 2.97% due 07/18/22[1,2]	250,000	248,300
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due 10/15/23[1,2]	250,000	245,800
Hewett's Island CDO Ltd.
2007-6A, 2.48% due 06/09/19[1,2]	250,000	245,100

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 55.4% (continued)
T2 Income Fund CLO Ltd.
2007-1A, 1.73% due 07/15/19[1,2]	$250,000	$243,125
Kingsland IV Ltd.
2007-4A, 1.68% due 04/16/21[1,2]	250,000	226,150
OFSI Fund V Ltd.
2013-5A, 3.43% due 04/17/25[1,2]	200,000	199,440
Total Asset Backed Securities
(Cost $40,206,798)		40,134,860
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.2%
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[1,2,3]	2,025,712	1,902,347
Commercial Mortgage Pass Through Certificates
2014-KYO,2.50% due 06/11/27[1,2]	1,500,000	1,500,000
CSMC Series 2014-ICE
2.40% due 04/15/27[1,2]	1,000,000	1,003,799
CSMC Trust 2014-SURF
2.40% due 02/15/29[1,2]	1,000,000	1,003,768
CSMC Series
2014-2R,0.35% due 02/27/46[1,2]	538,240	504,562
Structured Asset Mortgage Investments II Trust
2006-AR1,0.38% due 02/25/36[1]	579,162	493,061
Nomura Resecuritization Trust
2012-1R,0.59% due 08/27/47[1,2]	520,590	480,349
Residential Asset Securitization Trust
2006-A12,6.25% due 11/25/36	619,580	474,376
First Horizon Alternative Mortgage Securities Trust
2006-FA1,5.75% due 04/25/36	548,534	473,107
Motel 6 Trust
2012-MTL6,3.78% due 10/05/25[2]	250,000	253,836
Total Collateralized Mortgage Obligations
(Cost $8,076,197)		8,089,205
CORPORATE BONDS†† - 8.5%
Financials - 7.2%
JPMorgan Chase & Co.
5.00% due 12/29/49[1,4]	1,030,000	1,026,182
Bank of America Corp.
5.13% due 06/17/19[1,4]	900,000	896,627
Citigroup, Inc.
5.35% due 05/29/49[1,3,4]	890,000	853,844
6.30% due 12/29/49[1,4]	30,000	30,563
ICICI Bank Ltd.
4.75% due 11/25/16[2]	750,000	789,813
Cadence Financial Corp.
4.88% due 06/28/19[2]	500,000	501,750
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[2]	417,900	411,631
Morgan Stanley
5.45% due 07/29/49[1,4]	350,000	356,384
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17[3]	350,000	353,938
Total Financials		5,220,732
Consumer Discretionary - 0.4%
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20[3]	250,000	271,250
Industrials - 0.3%
ADT Corp.
4.13% due 04/15/19[3]	250,000	251,563
Materials - 0.3%
KGHM International Ltd.
7.75% due 06/15/19[2,3]	200,000	214,750
Energy - 0.3%
Precision Drilling Corp.
6.63% due 11/15/20[3]	190,000	203,300
Total Corporate Bonds
(Cost $6,146,866)		6,161,595
SENIOR FLOATING RATE INTERESTS†† - 8.0%
Industrials - 2.5%
Rise Ltd.
4.74% due 02/12/39†††	489,583	496,339
AABS Ltd.
4.87% due 01/15/38†††	458,856	464,592
HD Supply, Inc.
4.00% due 06/28/18	397,970	398,137
Dematic S.A.
4.25% due 12/28/19	248,750	248,439
Sabre, Inc.
4.25% due 02/19/19	198,990	199,404
Total Industrials		1,806,911
Information Technology - 2.1%
Avago Technologies Ltd.
3.75% due 05/06/21	700,000	701,939
MSC Software Corp.
5.00% due 05/29/20	500,000	502,500
Blue Coat Systems, Inc.
4.00% due 05/31/19	199,498	199,414
Epicor Software
4.00% due 05/16/18	99,500	99,550
Total Information Technology		1,503,403
Consumer Discretionary - 1.4%
Smart & Final Stores LLC
4.75% due 11/15/19	323,361	323,765
Acosta, Inc.
4.25% due 03/05/18	249,373	250,370

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 8.0% (continued)
Consumer Discretionary - 1.4% (continued)
Fitness International LLC
5.50% due 06/24/20	$250,000	$248,908
Arby's
5.00% due 11/15/20	199,000	199,993
Total Consumer Discretionary		1,023,036
Materials - 1.0%
Fortescue Metals Group Ltd.
3.75% due 06/30/19	746,866	747,149
Consumer Staples - 0.7%
Diamond Foods, Inc.
4.25% due 08/20/18	499,375	498,746
Telecommunication Services - 0.3%
Asurion Corp.
5.00% due 05/24/19	198,973	200,093
Total Senior Floating Rate Interests
(Cost $5,772,460)		5,779,338
MUNICIPAL BONDS†† - 2.1%
Michigan - 2.1%
City of Detroit
3.49% due 10/07/16	1,500,000	1,500,000
Total Municipal Bonds
(Cost $1,500,000)		1,500,000
MORTGAGE BACKED SECURITIES†† - 1.3%
HarborView Mortgage Loan Trust
2006-12,0.35% due 01/19/38[1]	573,874	494,720
GreenPoint Mortgage Funding Trust Series
2007-AR1,0.23% due 02/25/47[1]	505,614	472,039
Total Mortgage Backed Securities
(Cost $948,847)		966,759
REPURCHASE AGREEMENTS††,5 - 3.5%
Jefferies & Company, Inc. issued 06/30/14 at 2.65% due 07/09/14	1,360,000	1,360,000
issued 06/30/14 at 2.15% due 07/07/14 - 07/30/14	968,000	968,000
issued 06/30/14 at 2.65% due 07/30/14	237,000	237,000
Total Repurchase Agreements
(Cost $2,565,000)		2,565,000
Total Investments - 96.6%
(Cost $69,910,949)		$69,927,917
Other Assets & Liabilities, net - 3.4%		2,495,038
Total Net Assets - 100.0%		$72,422,955

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2014.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $42,267,311 (cost $42,305,199), or 58.4% of total net assets.
[3]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[4]	Perpetual maturity.
[5]	Repurchase Agreements — See Note 4.
[6]	Investment in a product that pays a management fee to a party related to the Advisor.
REIT — Real Estate Investment Trust

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS†† - 0.1%
Consumer Discretionary - 0.1%
Cengage Learning*	21,660	$766,331
Total Common Stocks
(Cost $474,841)		766,331
PREFERRED STOCKS†† - 2.5%
Seaspan Corp.
6.38% due 04/30/19*,†	490,000	12,519,500
Aspen Insurance Holdings Ltd.
5.95% due 07/01/23†	440,000	10,956,000
Goldman Sachs Group, Inc.
5.50% due 05/10/23†	260,000	6,370,000
GSC Partners CDO Fund Limited / GSC Partners CDO Fund Corp.
due 11/20/16*	5,200	1,850,888
Alm Loan Funding
due 06/20/23*	1,373	1,304,954
WhiteHorse II Ltd.
due 06/15/17*	2,100,000	21,000
Total Preferred Stocks
(Cost $34,026,178)		33,022,342
EXCHANGE TRADED FUNDS† - 2.8%
iShares MSCI Italy Capped ETF	718,200	12,482,316
iShares MSCI Spain Capped ETF	288,916	12,371,384
SPDR EURO STOXX 50 ETF	278,994	12,072,070
Total Exchange Traded Funds
(Cost $32,714,056)		36,925,770
MUTUAL FUNDS†,8 - 4.3%
Guggenheim Limited Duration Fund - Institutional Class	1,805,780	45,198,678
Guggenheim Risk Managed Real Estate Fund - Institutional Class	400,000	10,852,000
Total Mutual Funds
(Cost $55,162,556)		56,050,678
SHORT TERM INVESTMENTS† - 4.1%
Federated U.S. Treasury Cash Reserve Fund	53,485,156	53,485,156
Total Short Term Investments
(Cost $53,485,156)		53,485,156
	Face Amount
ASSET BACKED SECURITIES†† - 36.6%
Copper River CLO Ltd.
2007-1A, 0.00% due 01/20/21[1,2]	$8,150,000	9,238,840
2007-1A, 0.63% due 01/20/21[1,2]	5,050,000	4,829,820
2007-1A, 1.73% due 01/20/21[1,2]	2,500,000	2,272,500
2007-1A, 1.03% due 01/20/21[1,2]	1,000,000	908,100
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29†††	8,281,800	8,313,271
2014-1, 7.50% due 02/15/29†††	6,163,200	6,170,596
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.50% due 08/15/56[1,2]	15,814,428	13,693,712
Cedar Woods CRE CDO Ltd.
0.42% due 07/25/51	16,321,990	13,620,701
N-Star Real Estate CDO IX Ltd.
0.44% due 02/01/41[9]	13,473,921	12,796,183
GSAA Home Equity Trust
2007-7, 0.42% due 07/25/37[1]	5,412,875	4,657,812
2006-18, 6.00% due 11/25/36	4,883,301	3,380,284
2006-14, 0.40% due 09/25/36[1]	5,532,255	3,374,614
RAIT CRE CDO I Ltd.
2006-1X, 0.48% due 11/20/46†††,1	12,852,773	11,361,850
West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/41[1,2]	11,342,069	10,976,855
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.47% due 05/15/21[1,2]	10,850,000	10,641,680
Centerline REIT, Inc.
2004-RR3, 4.76% due 09/21/45[1,2]	8,545,412	8,694,957
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.60% due 07/10/17†††,1	8,817,561	8,560,088
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[1]	8,650,000	8,039,595
Genesis Funding Ltd.
2006-1A, 0.40% due 12/19/32[1,2]	7,914,249	7,597,679
N-Star REL CDO VIII Ltd.
2006-8A, 0.51% due 02/01/41[1,2]	5,350,000	4,781,830
2006-8A, 0.44% due 02/01/41[1,2]	2,568,466	2,438,759
ARES XXVI CLO Ltd.
2013-1A, 0.00% due 04/15/25[2]	6,450,000	5,243,850
2013-1A, 2.98% due 04/15/25[1,2]	2,000,000	1,950,000
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48†††,2	4,104,864	4,112,252
2013-1A, 6.38% due 12/13/48†††,2	2,738,095	2,784,369
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[2]	6,708,333	6,825,729
KKR Financial CLO 2007-A Corp.
2007-AA, 4.73% due 10/15/17[1,2]	3,212,324	3,224,852

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 36.6% (continued)
2007-AA, 6.73% due 10/15/17[1,2]	$2,000,000	$2,009,400
2007-AA, 2.88% due 10/15/17[1,2]	1,459,809	1,452,510
Jasper CLO Ltd.
2005-1A, 1.13% due 08/01/17[1,2]	7,000,000	6,655,600
AMMC CDO
2012-11A, 0.00% due 10/30/23[2]	5,650,000	4,387,225
2014-14A, 3.03% due 07/27/26[1,2]	2,000,000	1,938,600
Babson CLO Limited 2014-I
2014-IA, 0.00% due 07/12/25†††,2	6,400,000	6,080,000
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.41% due 04/25/36[1]	6,613,922	5,905,525
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37†††,2,3	5,561,562	5,654,996
Highland Park CDO I Ltd.
2006-1A, 0.56% due 11/25/51[1,2]	5,758,736	5,474,255
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.48% due 04/28/26[1,2]	5,500,000	5,474,150
ALM XIV Ltd.
2014-14A, 3.18% due 07/28/26[1,2]	3,100,000	3,056,600
2014-14A, 3.68% due 07/28/26[1,2]	2,500,000	2,382,250
Lehman XS Trust
2007-9, 0.27% due 06/25/37[1]	6,020,973	5,319,788
Telos CLO Ltd.
2013-3A, 3.23% due 01/17/24[1,2]	2,750,000	2,704,900
2013-3A, 4.48% due 01/17/24[1,2]	2,550,000	2,507,670
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/37[1]	5,307,479	5,040,380
Dryden Senior Loan Fund
2014-23RA, 3.18% due 07/17/23[1,2]	5,000,000	5,000,000
NewStar Commercial Loan Trust
2006-1A, 0.91% due 03/30/22[1,2]	3,200,000	3,089,920
2007-1A, 2.53% due 09/30/22[1,2]	1,000,000	939,800
2007-1A, 1.53% due 09/30/22[1,2]	1,000,000	931,200
New Century Home Equity Loan Trust
2004-4, 0.95% due 02/25/35[1]	3,192,055	2,934,329
2005-1, 0.87% due 03/25/35[1]	2,221,861	1,922,656
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.48% due 07/25/25[1,2]	2,750,000	2,669,425
2014-1A, 3.53% due 07/25/25[1,2]	2,000,000	1,954,800
Great Lakes CLO 2014-1 Ltd.
2014-1A, 3.92% due 04/15/25†††,1,2	3,000,000	2,999,700
2014-1A, 4.42% due 04/15/25†††,1,2	1,500,000	1,459,050
Putnam Structured Product CDO 2002-1 Ltd.
2002-1A, 0.83% due 01/10/38[1,2]	4,706,141	4,245,880
Atlas Senior Loan Fund II Ltd.
2012-2A, 0.00% due 01/30/24[2]	4,450,000	4,239,960
Flagship CLO VI
2007-1A, 2.63% due 06/10/21[1,2]	4,200,000	3,987,060
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.78% due 09/20/23[1,2]	3,250,000	3,227,900
2013-1A, 5.53% due 09/20/23[1,2]	750,000	748,200
Saxon Asset Securities Trust
2005-4, 0.59% due 11/25/37[1]	4,550,000	3,911,417
Northwoods Capital VII Ltd.
2006-7A, 3.73% due 10/22/21[1,2]	2,000,000	1,944,000
2006-7A, 1.78% due 10/22/21[1,2]	1,600,000	1,538,400
CIT Mortgage Loan Trust
2007-1, 1.60% due 10/25/37[1,2]	3,750,000	3,467,355
Grayson CLO Ltd.
2006-1A, 0.64% due 11/01/21[1,2]	3,700,000	3,430,270
Rockwall CDO II Ltd.
2007-1A, 0.48% due 08/01/24[1,2]	2,592,421	2,463,318
2007-1A, 0.78% due 08/01/24[1,2]	1,050,000	926,100
ACA CLO 2007-1 Ltd.
2007-1A, 1.18% due 06/15/22[1,2]	3,550,000	3,339,485
Golub Capital Partners CLO 18 Ltd.
2014-18A, 3.73% due 04/25/26[1,2]	2,200,000	2,188,120
2014-18A, 4.23% due 04/25/26[1,2]	1,200,000	1,149,960
First Franklin Mortgage Loan Trust
2006-FF1, 0.49% due 01/25/36[1]	2,750,000	2,400,822
2006-FF1, 0.59% due 01/25/36[1]	1,225,000	921,654

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 36.6% (continued)
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	$3,250,000	$3,250,000
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/23[2]	3,250,000	3,250,000
Sands Point Funding Ltd.
2006-1A, 0.49% due 07/18/20[1,2]	1,813,599	1,801,992
2006-1A, 1.98% due 07/18/20[1,2]	1,500,000	1,427,550
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/24[1,2]	3,250,000	3,189,875
ALM VII R Ltd.
2013-7RA, 3.68% due 04/24/24[1,2]	3,250,000	3,127,475
Marathon CLO II Ltd.
2005-2A, 2.03% due 12/20/19[1,2]	2,050,000	2,011,255
2005-2A, 0.00% due 12/20/19[2]	2,250,000	972,900
Great Lakes CLO 2012-1 Ltd.
2012-1A, 0.00% due 01/15/23[2]	3,250,000	2,940,600
KVK CLO 2014-2 Ltd.
2014-2A, 3.23% due 04/15/26[1,2]	3,000,000	2,939,400
Battalion Clo 2007-I Ltd.
2007-1A, 2.38% due 07/14/22[1,2]	3,100,000	2,922,680
KVK CLO Ltd.
2014-1A, 3.13% due 05/15/26[1,2]	3,000,000	2,919,900
Vibrant CLO II Ltd.
2013-2A, 2.99% due 07/24/24[1,2]	3,000,000	2,904,900
Race Point V CLO Ltd.
2014-5AR, 3.98% due 12/15/22[1,2]	2,900,000	2,885,500
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.29% due 07/25/37[1,2]	3,351,013	2,802,654
Home Equity Asset Trust
2005-7, 0.60% due 01/25/36[1]	3,250,000	2,797,005
Park Place Securities Incorporated Series
2005-WHQ2, 0.61% due 05/25/35[1]	3,000,000	2,788,644
Citigroup Mortgage Loan Trust
2007-WFH2, 0.50% due 03/25/37[1]	3,200,000	2,758,227
Icon Brands Holdings LLC
2013-1A, 4.35% due 01/25/43†††,2	2,634,673	2,652,588
Finn Square CLO Ltd.
2012-1A, 0.00% due 12/24/23[2]	3,250,000	2,613,975
Callidus Debt Partners Clo Fund VI Ltd.
2007-6A, 3.23% due 10/23/21[1,2]	2,100,000	2,021,670
2007-6A, 1.48% due 10/23/21[1,2]	500,000	471,350
Wells Fargo Home Equity Asset-Backed Securities 2005-4 Trust
2006-1, 0.41% due 05/25/36[1]	2,800,000	2,448,664
San Gabriel CLO Ltd.
2007-1A, 2.48% due 09/10/21[1,2]	2,450,000	2,333,870
GSAA Trust
2005-10, 0.80% due 06/25/35[1]	2,462,000	2,303,605
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.23% due 12/20/18[1,2]	2,376,000	2,290,226
Bear Stearns Asset Backed Securities Trust
2005-3, 0.90% due 09/25/35[1]	2,250,000	2,135,948
Acis CLO 2013-1 Ltd.
2013-1A, 4.73% due 04/18/24[1,2]	2,100,000	2,093,910
Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd.
2007-1A, 2.52% due 08/07/21[1,2]	2,100,000	2,069,550
Ableco Capital LLC
2013-1, 4.92% due 05/31/19[1,9]	2,000,000	2,000,000
Sound Point CLO Ltd.
2012-1A, 4.81% due 10/20/23[1,2]	2,000,000	1,998,000
OCP CLO 2014-6 Ltd.
2014-6A, 3.36% due 07/17/26[1,2]	2,000,000	1,981,600
Cent CLO 21 Ltd.
2014-21A, 3.03% due 07/27/26†††,1,2	2,000,000	1,945,000
Salus CLO 2012-1 Ltd.
2013-1AN, 6.98% due 03/05/21[1,2]	1,200,000	1,186,320
2013-1AN, 4.98% due 03/05/21[1,2]	750,000	751,725
Cerberus Onshore II CLO LLC
2014-1A, 3.73% due 10/15/23[1,2]	1,000,000	970,800
2014-1A, 4.23% due 10/15/23[1,2]	1,000,000	947,600
TCW Global Project Fund III Ltd.
2005-1A, 0.88% due 09/01/17†††,1,2	1,500,000	1,394,250

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 36.6% (continued)
2005-1A, 1.08% due 09/01/17†††,1,2	$600,000	$507,180
TCW Global Project Fund II Ltd.
2004-1A, 1.58% due 06/24/16†††,1,2	2,000,000	1,899,200
Airplanes Pass Through Trust
2001-1A, 0.70% due 03/15/19[1]	3,990,370	1,875,474
Churchill Financial Cayman Ltd.
2007-1A, 1.48% due 07/10/19[1,2]	1,000,000	942,900
2007-1A, 2.83% due 07/10/19[1,2]	1,000,000	931,800
Acis CLO 2013-2 Ltd.
4.08% due 10/14/22[1,2]	1,800,000	1,754,460
Kingsland III Ltd.
2006-3A, 1.83% due 08/24/21[1,2]	1,890,000	1,750,707
Shackleton II CLO Ltd.
2012-2A, 4.29% due 10/20/23[1,2]	1,750,000	1,726,025
Liberty CLO Ltd.
2005-1A, 0.73% due 11/01/17[1,2]	1,750,000	1,707,125
CIFC Funding 2014 Ltd.
2014-1A, 2.96% due 04/18/25[1,2]	1,750,000	1,699,688
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/04/24[2]	1,800,000	1,693,260
Ares XXV CLO Ltd.
2013-3A, 0.00% due 01/17/24[2]	2,000,000	1,597,200
Telos CLO 2007-2 Ltd.
2007-2A, 2.43% due 04/15/22[1,2]	1,650,000	1,568,820
Landmark VIII CDO Ltd.
2006-8A, 1.68% due 10/19/20[1,2]	1,650,000	1,543,575
Asset Backed Securities Corporation Home Equity Loan Trust Series OOMC
2006-HE5, 0.29% due 07/25/36[1]	1,658,159	1,537,354
ALM VI Ltd.
2012-6A, 0.00% due 06/14/23[2]	1,600,000	1,520,640
LCM X, LP
2014-10AR, 3.98% due 04/15/22[1,2]	1,500,000	1,492,200
Avalon IV Capital Ltd.
2014-1AR, 4.08% due 04/17/23[1,2]	1,500,000	1,492,200
MCF CLO I LLC
2013-1A, 3.78% due 04/20/23[1,2]	1,500,000	1,483,050
OZLM Funding V Ltd.
2013-5A, 3.26% due 01/17/26[1,2]	1,500,000	1,482,300
Covanta Holding Corp.
0.00% due 07/20/26	1,500,000	1,466,400
Greywolf CLO III Ltd.
2014-1A, 3.08% due 04/22/26[1,2]	1,500,000	1,464,600
Bacchus 2006-1 Ltd.
2006-1A, 1.78% due 01/20/19[1,2]	1,500,000	1,447,350
Black Diamond CLO 2005-2 Delaware Corp.
2005-2A, 2.03% due 01/07/18[1,2]	1,500,000	1,432,500
Westwood CDO II Ltd.
2007-2X, 2.03% due 04/25/22[1]	1,550,000	1,428,945
Kingsland IV Ltd.
2007-4A, 1.68% due 04/16/21[1,2]	1,500,000	1,356,900
Duane Street CLO IV Ltd.
2007-4A, 2.48% due 11/14/21[1,2]	1,400,000	1,351,700
Cerberus Offshore Levered I, LP
2012-1A, 6.23% due 11/30/18[1,2]	1,350,000	1,350,270
Structured Asset Investment Loan Trust
2005-2, 0.89% due 03/25/35[1]	1,500,000	1,306,409
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.73% due 01/15/22[1,2]	1,250,000	1,250,000
COA Summit CLO Ltd.
2014-1A, 4.09% due 04/20/23[1,2]	1,250,000	1,243,000
Newstar Commercial Loan Funding 2014-1 LLC
2014-1A, 5.07% due 04/20/25[1,2]	1,250,000	1,238,875
Halcyon Loan Advisors Funding 2012-2 Ltd.
2012-2A, 3.08% due 12/20/24[1,2]	1,250,000	1,225,250
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 3.92% due 07/15/23[1,2]	1,250,000	1,225,250
ColumbusNova CLO Limited 2007-I
2007-1A, 1.58% due 05/16/19[1,2]	1,250,000	1,177,375
ICE EM CLO
2007-1A, 1.18% due 08/15/22[1,2]	1,250,000	1,146,875
T2 Income Fund CLO Ltd.
2007-1A, 2.98% due 07/15/19[1,2]	700,000	678,370
2007-1A, 1.73% due 07/15/19[1,2]	400,000	389,000

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 36.6% (continued)
Aames Mortgage Investment Trust
2006-1, 0.47% due 04/25/36[1]	$1,115,823	$1,044,239
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.97% due 11/05/41[1,2]	1,150,000	1,037,070
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.92% due 04/29/19[1,2]	1,100,000	1,005,730
Blade Engine Securitization Ltd.
2006-1A, 1.15% due 09/15/41[1]	832,956	588,059
2006-1A, 3.15% due 09/15/41[1,2]	1,035,829	414,332
OHA Credit Partners VII Ltd.
2012-7A, 4.23% due 11/20/23[1,2]	1,000,000	997,200
CIFC Funding 2012-II Ltd.
2012-2A, 3.23% due 12/05/24[1,2]	1,000,000	990,100
Palmer Square CLO 2014-1 Ltd.
2014-1A, 2.82% due 10/17/22†††,1,2	1,000,000	986,200
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1A, 3.22% due 08/15/23[1,2]	1,000,000	982,400
Fortress Credit Opportunities
0.57% due 07/15/19[3]	1,100,000	974,820
WhiteHorse VIII Ltd.
2.96% due 05/01/26[1,2]	1,000,000	961,500
Gleneagles CLO Ltd.
2005-1A, 1.13% due 11/01/17[1,2]	1,000,000	956,000
Pacifica CDO V Corp.
2006-5A, 5.81% due 01/26/20[2]	950,000	953,040
Pangaea CLO Ltd.
2007-1A, 0.73% due 10/21/21[1,2]	1,000,000	950,900
Katonah Ltd.
2007-10A, 2.23% due 04/17/20[1,2]	1,000,000	946,600
Eastland CLO Ltd.
2007-1A, 0.63% due 05/01/22[1,2]	1,000,000	930,800
Halcyon Loan Investors CLO II, Inc.
2007-2A, 1.63% due 04/24/21[1,2]	1,000,000	930,200
MCF CLO III LLC
2014-3A, 3.46% due 01/20/24[1,2]	1,000,000	910,000
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.45% due 11/14/33[1,2]	1,001,909	851,622
Aerco Ltd.
2000-2A, 0.58% due 07/15/25[1]	1,491,828	820,506
KKR Financial CLO Ltd.
5.26% due 05/15/21	800,000	798,240
Garrison Funding 2013-2 Ltd.
2013-2A, 4.88% due 09/25/23[1,2]	750,000	741,975
Venture XV CLO Ltd.
2013-15A, 3.33% due 07/15/25[1,2]	750,000	739,425
Central Park CLO Ltd.
2011-1A, 3.43% due 07/23/22[1,2]	750,000	739,050
Octagon Investment Partners XV Ltd.
2013-1A, 3.08% due 01/19/25[1,2]	750,000	737,100
Venture XIV CLO Ltd.
2013-14A, 2.98% due 08/28/25[1,2]	750,000	724,725
Asset Backed Securities Corporation Home Equity Loan Trust Series
2004-HE8, 1.20% due 12/25/34[1]	724,891	676,806
ACS 2007-1 Pass Through Trust
2007-1A, 0.46% due 06/14/37[1,2]	679,660	659,271
Westwood CDO I Ltd.
2007-1A, 0.90% due 03/25/21[1,2]	700,000	648,690
Credit Card Pass-Through Trust
2012-BIZ, 0.00% due 12/15/49[2]	746,089	647,530
Northwind Holdings LLC
2007-1A, 1.01% due 12/01/37[1,2]	681,625	616,871
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[1,2,3]	511,023	511,023
MC Funding Limited / MC Funding 2006-1 LLC
2006-1A, 1.18% due 12/20/20[1,2]	500,000	479,400
Connecticut Valley Structured Credit CDO III Ltd.
2006-3A, 6.68% due 03/23/23[2]	441,767	436,245
Structured Asset Receivables Trust Series
2005-1A, 0.73% due 01/21/15[1,2]	433,614	418,437
OFSI Fund Ltd.
2006-1A, 1.08% due 09/20/19[1,2]	370,000	355,274
Diversified Asset Securitization Holdings II, LP
2000-1A, 0.72% due 09/15/35[1,2]	335,475	327,826

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 36.6% (continued)
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.41% due 07/09/17†††	$338,000	$321,979
Raspro Trust
2005-1A, 0.63% due 03/23/24[1,2]	288,056	277,974
Drug Royalty Limited Partnership 1
2012-1, 5.48% due 07/15/24[1,2]	243,692	252,725
Aircraft Lease Securitisation Ltd.
2007-1A, 0.41% due 05/10/32[1,2]	230,672	224,328
Vega Containervessel plc
2006-1A, 5.56% due 02/10/21[2]	154,206	151,893
Castle Trust
2003-1AW, 0.90% due 05/15/27[1,2]	60,010	58,810
SBI Home Equity Loan Trust 2006-1
2006-1A, 0.30% due 04/25/35[1,2]	58,815	57,471
BlackRock Senior Income Series
2004-1X, 0.00% due 09/15/16	2,400,000	240
Total Asset Backed Securities
(Cost $475,857,717)		481,085,469
SENIOR FLOATING RATE INTERESTS†† - 25.5%
Industrials - 8.0%
Travelport Holdings Ltd.
6.25% due 06/26/19	10,192,050	10,416,274
9.50% due 01/31/16	3,222,799	3,312,360
4.19% due 12/01/16	667,591	673,225
Rise Ltd.
4.74% due 02/12/39†††	6,854,167	6,948,753
ServiceMaster Co.
4.25% due 06/25/21	2,550,000	2,545,232
5.50% due 01/31/17	2,468,750	2,466,108
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	2,814,390	2,803,836
10.50% due 08/28/19†††,9	1,400,000	1,386,000
SIRVA Worldwide, Inc.
7.50% due 03/27/19	3,851,250	3,918,647
AABS Ltd.
4.87% due 01/15/38†††	3,624,962	3,670,274
Connolly Corp.
5.00% due 05/14/21	3,600,000	3,638,700
Flakt Woods
8.00% due 04/01/17[9]	2,650,000	3,519,545
Brickman Group Holdings, Inc.
4.00% due 12/18/20	3,042,356	3,010,381
Multiplan, Inc.
4.00% due 03/31/21	2,918,182	2,908,552
syncreon
5.25% due 10/28/20	2,835,750	2,853,473
Gates Global, Inc.
4.25% due 06/11/21	2,750,000	2,740,128
Berlin Packaging LLC
4.75% due 04/02/19	1,980,000	1,992,375
8.75% due 04/10/20	600,000	613,500
Nord Anglia Education Finance LLC
4.50% due 03/31/21	2,600,000	2,600,000
GYP Holdings III Corp.
4.75% due 04/01/21	2,500,000	2,487,500
Knowledge Learning Corp.
5.25% due 03/18/21	2,394,000	2,423,925
Thermasys Corp.
5.25% due 05/03/19	2,364,813	2,352,988
AlliedBarton Security Services LLC
4.25% due 02/12/21	2,161,664	2,153,558
0.03% due 02/12/21	179,586	178,912
MRC Global, Inc.
5.00% due 11/08/19	2,238,750	2,249,944
Sabre, Inc.
4.25% due 02/19/19	2,204,953	2,209,540
Ceva Logistics US Holdings
6.50% due 03/19/21	2,004,828	1,964,731
Hillman Group, Inc.
6.50% due 06/13/19†††,9	1,000,000	1,000,000
4.50% due 06/30/21	800,000	803,000
Mast Global
8.75% due 09/12/19†††,9	1,657,500	1,640,925
Phillips-Medsize Corp.
4.75% due 06/16/21	1,000,000	1,000,000
7.00% due 06/13/19†††,9	500,000	500,000
Emerald Expositions
5.50% due 06/17/20	1,425,583	1,434,051
Dematic S.A.
4.25% due 12/28/19	1,428,816	1,427,030
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	1,453,500	1,424,430
Sutherland Global Services, Inc.
7.25% due 03/06/19	1,406,250	1,413,282
Ceva Group Plc (United Kingdom)
6.50% due 03/19/21	1,381,773	1,354,138
Power Borrower, LLC
4.25% due 05/06/20	1,088,932	1,064,432
8.25% due 11/06/20	275,000	268,125
CPM Acquisition Corp.
6.25% due 08/29/17	813,112	816,502
10.25% due 03/01/18	450,000	456,188
US Shipping Corp.
9.00% due 04/30/18	1,220,003	1,238,816
SI Organization
5.75% due 11/23/19	1,200,000	1,202,256
CareCore National LLC
5.50% due 03/05/21	1,047,375	1,055,890
Exopack Holdings SA
5.25% due 05/08/19	995,000	1,009,925

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 25.5% (continued)
Industrials - 8.0% (continued)
NaNa Development Corp.
8.00% due 03/15/18[9]	$975,000	$965,250
Mitchell International, Inc.
8.50% due 10/11/21	900,000	917,253
V.Group Ltd.
5.00% due 06/18/21	800,000	805,504
GCA Services Group, Inc.
9.25% due 11/01/20	440,000	444,400
4.27% due 11/01/19	324,027	323,486
Doncasters Group Ltd.
9.50% due 10/09/20	744,828	754,138
Husky International
4.25% due 06/10/21	700,000	702,625
Ranpak
8.50% due 04/23/20	650,000	662,188
Hunter Fan Co.
6.50% due 12/20/17	578,201	576,756
SRA International, Inc.
6.50% due 07/20/18	573,077	574,154
VAT Holding AG
4.75% due 02/11/21	498,750	500,935
Learning Care Group (US), Inc.
7.75% due 05/05/21†††,9	500,000	500,000
Panolam Industries International, Inc.
7.26% due 08/23/17	421,715	420,134
Ceva Logistics Canada, ULC
6.50% due 03/19/21	250,603	245,591
Travelport LLC
0.01% due 06/21/18	208,333	188,565
Camp Systems International
8.25% due 11/29/19	120,000	122,700
Total Industrials		105,851,130
Consumer Discretionary - 5.2%
Lions Gate Entertainment Corp.
5.00% due 07/19/20	7,650,000	7,764,749
Neiman Marcus Group, Inc.
4.25% due 10/25/20	4,780,273	4,767,413
Landry's, Inc.
4.00% due 04/24/18	4,430,740	4,440,442
National Vision, Inc.
4.00% due 03/12/21	3,150,000	3,114,562
David'S Bridal, Inc.
5.00% due 10/11/19	2,818,566	2,722,734
William Morris Endeavor
5.25% due 05/06/21	2,500,000	2,515,000
La Quinta Intermediate Holdings
4.00% due 04/14/21	2,404,762	2,406,277
CHG Healthcare Services, Inc.
4.25% due 11/19/19	2,312,093	2,319,793
Nassa Midco AS
4.25% due 05/14/21	1,650,000	2,262,376
Fleetpride Corp.
5.25% due 11/19/19	2,118,120	2,107,530
9.25% due 05/15/20	120,000	117,600
Sears Holdings Corp.
5.50% due 06/30/18	2,189,000	2,211,678
Winebow, Inc.
4.75% due 06/25/21	2,000,000	2,000,000
Mcgraw-Hill Global Education Holdings LLC
11.00% due 03/22/18[9]	2,000,000	2,000,000
Men's Wearhouse
4.50% due 06/18/21	1,900,000	1,908,702
J. Crew Group, Inc.
4.00% due 03/05/21	1,900,000	1,872,982
Fitness International LLC
5.50% due 06/24/20	1,800,000	1,792,134
Stuart Weitzman Acquisition Co.
4.50% due 04/08/20[9]	1,800,000	1,787,994
TI Automotive Ltd.
5.50% due 03/28/19	1,629,375	1,629,375
Southern Graphics, Inc.
4.26% due 10/17/19	1,534,863	1,534,863
Ollies Bargain Outlet
4.75% due 09/28/19	1,514,356	1,514,356
ABG Intermediate Holdings 2 LLC
5.50% due 05/27/21	1,396,500	1,399,991
Alexander Mann Solutions Ltd.
5.75% due 12/20/19	1,293,500	1,299,968
NES Global Talent
6.50% due 10/03/19	1,283,750	1,283,750
Capital Automotive LP
6.00% due 04/30/20	1,250,000	1,274,475
Jacobs Entertainment, Inc.
5.25% due 10/29/18	1,228,125	1,234,266
IntraWest Holdings S.à r.l.
5.50% due 12/09/20	1,094,500	1,110,918
1-800 Contacts, Inc.
4.25% due 01/29/21	1,097,500	1,096,820
Compucom Systems, Inc.
4.25% due 05/07/20	1,080,000	1,068,304
California Pizza Kitchen, Inc.
5.25% due 03/29/18	946,214	900,682
Fender Musical Instruments Corp.
5.75% due 04/03/19	801,000	807,008
American Tire Distributors, Inc.
5.75% due 06/01/18	767,732	772,530
Armored AutoGroup, Inc.
6.00% due 11/05/16	618,049	619,749
Acosta, Inc.
4.25% due 03/05/18	598,494	600,888
Bauer Performance Sports
4.50% due 04/15/21	514,045	514,369

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 25.5% (continued)
Consumer Discretionary - 5.2% (continued)
TGI Friday's, Inc.
5.25% due 06/24/20	$480,000	$480,000
Mitel Networks Corp.
5.25% due 01/31/20	407,914	411,230
Navistar, Inc.
5.75% due 08/17/17	298,611	304,210
Metro-Goldwyn-Mayer, Inc.
due 06/26/20[4]	235,000	237,545
Arby's
5.00% due 11/15/20	199,000	199,993
Targus Group International, Inc.
12.00% due 05/24/16[9]	228,823	192,784
Laureate Education, Inc.
5.00% due 06/15/18	159,764	155,970
Container Store, Inc.
4.25% due 04/06/19	80,563	80,295
CKX Entertainment, Inc.
9.00% due 06/21/17[9]	43,475	38,475
Total Consumer Discretionary		68,874,780
Financials - 3.6%
Impala Holdings
8.00% due 06/30/19†††	5,250,000	8,851,092
Intertrust Group
4.23% due 04/16/21	4,760,000	4,761,190
8.00% due 04/15/22	1,900,000	1,906,327
Magic Newco, LLC
5.00% due 12/12/18	3,415,270	3,438,322
12.00% due 06/12/19	1,075,000	1,229,080
Lineage Logistics LLC
4.50% due 04/07/21	3,631,525	3,607,303
First Data Corp.
4.15% due 03/23/18	3,110,000	3,113,888
4.15% due 03/24/21	178,213	178,435
Transunion Holding Co.
4.00% due 04/09/21	2,593,500	2,592,566
USI Holdings Corp.
4.25% due 12/27/19	2,299,905	2,301,354
RCS Capital
6.50% due 04/29/19	2,000,000	2,040,840
National Financial Partners
5.25% due 07/01/20	1,930,507	1,939,194
0.04% due 07/01/18[9]	74,074	65,372
Topaz Power Holdings LLC
6.25% due 02/26/20	1,795,012	1,796,143
Ceridian Corp.
4.40% due 05/09/17	1,603,465	1,605,213
American Stock Transfer & Trust
5.75% due 06/26/20	1,602,920	1,600,243
AssuredPartners
4.50% due 04/02/21	1,300,000	1,300,403
7.75% due 04/02/22	200,000	200,000
ION Trading Technologies Ltd.
4.50% due 06/10/21	1,000,000	1,373,122
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	689,500	685,763
9.25% due 06/10/20[9]	116,932	116,859
Nuveen Investments, Inc.
4.15% due 05/13/17	800,000	801,000
Genex Services, Inc.
5.25% due 05/28/21	700,000	703,500
HDV Holdings
5.75% due 12/18/18[9]	658,125	653,189
Total Financials		46,860,398
Information Technology - 3.1%
Greenway Medical Technologies
6.00% due 11/04/20[9]	3,631,750	3,627,210
9.25% due 11/04/21[9]	550,000	552,063
P2 Energy Solutions
5.00% due 10/30/20	2,985,000	2,994,940
9.00% due 04/30/21	600,000	608,748
Wall Street Systems
4.50% due 04/30/21	3,000,000	3,001,890
EIG Investors Corp.
5.00% due 11/09/19	2,748,661	2,748,661
Evergreen Skill
4.50% due 04/28/21	2,740,000	2,738,301
Telx Group
4.50% due 04/09/20	2,000,000	2,000,000
7.50% due 04/09/21	700,000	700,000
Blue Coat Systems, Inc.
4.00% due 05/31/19	2,662,140	2,661,022
Renaissance Learning Corp.
4.50% due 04/09/21	2,424,425	2,421,394
Deltek, Inc.
4.50% due 10/10/18	2,388,171	2,402,094
LANDesk Group, Inc.
5.00% due 02/25/20	2,233,153	2,233,689
Paradigm Ltd
4.75% due 07/30/19[9]	2,127,016	2,127,016
Active Network, Inc., The
5.50% due 11/13/20	2,078,782	2,067,100
Flexera Software LLC
4.50% due 04/02/20	900,000	898,497
8.00% due 04/02/21	350,000	349,563
Sophos
5.00% due 01/29/21	1,197,000	1,200,747
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	1,194,000	1,149,225
Aspect Software, Inc.
7.25% due 05/07/16	776,719	783,034
SumTotal Systems
6.25% due 11/16/18	782,997	763,422
Hyland Software, Inc.
4.75% due 02/19/21	638,400	640,609
Attachmate Group, Inc., The
7.25% due 11/22/17	610,702	615,025
Eze Castle Software, Inc.
7.25% due 04/05/21	400,000	398,000

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 25.5% (continued)
Information Technology - 3.1% (continued)
Go Daddy Operating Company, LLC
4.75% due 05/13/21	$336,428	$334,429
Total Information Technology		40,016,679
Telecommunication Services - 2.7%
Avaya, Inc.
4.73% due 10/26/17	3,339,782	3,267,242
6.50% due 03/31/18	2,910,734	2,911,142
Associated Partners, Inc.
6.65% due 12/21/15†††,9	4,250,000	4,260,626
Anaren, Inc.
5.50% due 02/18/21	1,990,000	1,994,975
9.25% due 08/18/21	1,500,000	1,500,000
Cumulus Media, Inc.
4.25% due 12/23/20	3,101,583	3,109,337
Univision Communications, Inc.
4.00% due 03/01/20	2,893,434	2,891,237
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	2,743,125	2,772,284
Alcatel-Lucent, Inc.
4.50% due 01/30/19	2,582,924	2,583,338
Expert Global Solutions
8.50% due 04/03/18	2,510,445	2,491,616
Interactive Data Corp.
4.75% due 05/02/21	2,300,000	2,318,699
Trader Media Corporation Ltd.
4.99% due 12/08/17	1,000,000	1,714,660
Gogo LLC
11.25% due 06/21/17[9]	1,034,621	1,086,352
MergerMarket Ltd.
4.50% due 02/04/21	997,500	981,291
Liberty Cablevision of Puerto Rico LLC
4.50% due 12/24/21	600,000	600,498
Hemisphere Media Group, Inc.
6.25% due 07/30/20	544,500	551,306
Max Broadcast Group LLC
6.25% due 03/31/15†††,9	406,318	357,559
Total Telecommunication Services		35,392,162
Consumer Staples - 1.2%
Grocery Outlet, Inc.
5.50% due 12/17/18	2,518,280	2,521,428
Performance Food Group
6.25% due 11/14/19	2,351,498	2,373,555
Reddy Ice Holdings, Inc.
6.75% due 04/01/19[9]	1,089,496	1,062,259
10.75% due 10/01/19[9]	1,125,000	1,001,250
AdvancePierre Foods, Inc.
9.50% due 10/10/17	1,196,000	1,151,903
5.75% due 07/10/17	736,286	735,977
Diamond Foods, Inc.
4.25% due 08/20/18	1,845,375	1,843,050
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19	1,549,744	1,538,121
Hearthside Foods
4.50% due 06/02/21	1,400,000	1,407,588
CTI Foods Holding Co. LLC
8.25% due 06/28/21	1,205,000	1,217,050
Hostess Brands
6.75% due 04/09/20	563,588	584,018
DS Waters of America, Inc.
5.25% due 08/30/20	198,500	200,485
Rite Aid Corp.
5.75% due 08/21/20	100,000	102,094
Total Consumer Staples		15,738,778
Health Care - 0.6%
Nextech Systems LLC
6.00% due 10/28/18†††,9	3,607,500	3,535,350
Harvard Drug
5.00% due 08/16/20	1,738,277	1,744,883
DJO Finance LLC
4.25% due 09/15/17	1,231,289	1,235,143
Akorn, Inc.
4.50% due 04/16/21	850,000	851,063
Catalent Pharma Solutions, Inc.
4.50% due 05/20/21	346,875	348,609
6.50% due 12/31/17	300,000	302,250
VWR Funding, Inc.
3.40% due 04/03/17	196,985	196,935
Total Health Care		8,214,233
Materials - 0.6%
Ennis-Flint
4.25% due 03/31/21	1,995,000	1,992,506
7.75% due 09/30/21	1,150,000	1,142,330
Atkore International, Inc.
4.50% due 04/09/21	1,800,000	1,798,506
7.75% due 10/09/21	850,000	853,188
Noranda Aluminum Acquisition Corp.
5.75% due 02/28/19	1,000,000	961,670
Royal Adhesives and Sealants
5.50% due 07/31/18	826,769	833,747
Total Materials		7,581,947
Energy - 0.3%
Panda Temple II Power
7.25% due 04/03/19	1,000,000	1,020,000
FTS International
5.75% due 04/16/21	945,455	956,687
PSS Companies
5.50% due 01/28/20	797,960	803,945
Ocean Rig ASA
6.00% due 03/31/21	528,402	536,660

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 25.5% (continued)
Energy - 0.3% (continued)
Atlas Energy LP
6.50% due 07/31/19	$446,625	$452,766
Total Energy		3,770,058
Utilities - 0.2%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	1,425,000	1,464,187
Texas Competitive Electric Holdings Company LLC
3.75% due 05/05/16	733,663	737,332
due 05/13/16†††,4	566,337	570,230
Total Utilities		2,771,749
Total Senior Floating Rate Interests
(Cost $332,243,360)		335,071,914
CORPORATE BONDS†† - 21.2%
Financials - 9.2%
Bank of America Corp.
5.13% due 06/17/19[1,5]	12,600,000	12,552,787
5.20% due 12/29/49[1,5]	7,600,000	7,277,000
JPMorgan Chase & Co.
5.15% due 12/31/49[1,3,5]	8,875,000	8,508,906
5.00% due 12/29/49[1,5]	8,250,000	8,219,426
Fifth Third Bancorp
5.10% due 12/31/49[1,5]	11,720,000	11,259,989
4.90% due 12/29/49[1,5]	3,000,000	2,983,650
Citigroup, Inc.
5.35% due 05/29/49[1,5]	6,725,000	6,451,797
5.95% due 12/29/49[1,5]	3,800,000	3,838,000
Banco do Brasil S.A.
9.00% due 12/29/49[1,2,5]	8,150,000	8,037,938
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 06/01/22	4,435,000	4,435,000
6.50% due 07/01/21	2,200,000	2,205,500
CIC Receivables Master Trust
4.89% due 10/07/21†††	6,500,000	6,575,399
Customers Bank
6.13% due 06/26/29[1,2]	6,000,000	6,000,000
Wilton Re Finance LLC
5.88% due 03/30/33[1,2]	5,750,000	5,994,375
Opal Acquisition, Inc.
8.88% due 12/15/21[2,3]	4,350,000	4,578,375
Cadence Financial Corp.
4.88% due 06/28/19[2]	4,000,000	4,014,000
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[2]	3,801,000	3,991,050
Kennedy-Wilson, Inc.
8.75% due 04/01/19[3]	3,425,000	3,705,508
Barclays plc
8.25% due 12/15/18[1,3,5]	3,150,000	3,339,000
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[2,3]	2,414,533	2,378,315
QBE Capital Funding III Ltd.
7.25% due 05/24/41[1,2,3]	1,650,000	1,777,875
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[2]	1,700,000	1,717,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[2]	1,075,000	1,128,750
Ironshore Holdings US, Inc.
8.50% due 05/15/20[2]	315,000	374,394
Scottrade Financial Services, Inc.
6.13% due 07/11/21[2]	125,000	129,761
LCP Dakota Fund
10.00% due 08/17/15[9]	69,000	69,000
Total Financials		121,542,795
Energy - 2.9%
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20[3]	5,000,000	5,374,999
6.63% due 12/01/21[2]	3,000,000	3,045,000
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	5,300,000	5,724,000
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.38% due 06/01/20[3]	4,846,000	5,482,038
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[3]	4,075,000	4,411,187
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[3]	1,610,000	1,738,800
7.75% due 01/15/21[2]	1,650,000	1,707,750
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19[3]	2,745,000	2,944,013
SandRidge Energy, Inc.
7.50% due 03/15/21[3]	1,525,000	1,652,719
7.50% due 02/15/23	250,000	271,250
Pacific Drilling S.A.
5.38% due 06/01/20[2]	1,400,000	1,372,000
Endeavor Energy Resources Limited Partnership / EER Finance, Inc.
7.00% due 08/15/21[2]	1,000,000	1,067,500
Precision Drilling Corp.
6.63% due 11/15/20	800,000	856,000

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
CORPORATE BONDS†† - 21.2% (continued)
Energy - 2.9% (continued)
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20	$445,000	$505,075
9.25% due 06/01/21	310,000	340,225
Bill Barrett Corp.
7.00% due 10/15/22	550,000	583,000
7.63% due 10/01/19	77,000	82,968
IronGate Energy Services LLC
11.00% due 07/01/18[2]	500,000	517,500
Memorial Production Partners Limited Partnership / Memorial Production Finance Corp.
7.63% due 05/01/21	215,000	224,944
Ultra Petroleum Corp.
5.75% due 12/15/18[2]	200,000	210,000
Total Energy		38,110,968
Consumer Discretionary - 2.5%
MDC Partners, Inc.
6.75% due 04/01/20[2,3]	8,700,000	9,178,500
Xefin Lux SCA
4.06% due 06/01/19[1,2]	5,000,000	6,863,148
Guitar Center, Inc.
6.50% due 04/15/19[2]	4,500,000	4,454,999
GRD Holdings III Corp.
10.75% due 06/01/19[2,3]	3,605,000	4,037,600
Men's Wearhouse, Inc.
7.00% due 07/01/22[2]	1,900,000	1,966,500
Sabre GLBL, Inc.
8.50% due 05/15/19[2]	1,188,000	1,318,680
CPG Merger Sub LLC
8.00% due 10/01/21[2,3]	1,050,000	1,105,125
DreamWorks Animation SKG, Inc.
6.88% due 08/15/20[2]	675,000	727,313
Ceridian LLC / Comdata, Inc.
8.13% due 11/15/17[2]	500,000	505,000
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[2]	450,000	502,875
PF Chang's China Bistro, Inc.
10.25% due 06/30/20[2]	465,000	474,300
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.88% due 05/15/21[2]	400,000	401,000
Travelport LLC
11.88% due 09/01/16	250,000	255,000
Laureate Education, Inc.
9.25% due 09/01/19[2]	241,000	248,230
Global Partners Limited Partnership/GLP Finance Corp.
6.25% due 07/15/22[2]	100,000	100,000
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19[9]	86,639	90,538
Empire Today LLC / Empire Today Finance Corp.
11.38% due 02/01/17[2]	30,000	30,900
Total Consumer Discretionary		32,259,708
Consumer Staples - 1.4%
Vector Group Ltd.
7.75% due 02/15/21[3]	4,475,000	4,765,875
Central Garden and Pet Co.
8.25% due 03/01/18[3]	3,875,000	4,020,313
Premier Foods Finance plc
5.56% due 03/15/20[1,2]	1,250,000	2,139,494
6.50% due 03/15/21[2]	1,000,000	1,724,433
Harbinger Group, Inc.
7.75% due 01/15/22	2,187,000	2,238,942
7.88% due 07/15/19	511,000	558,906
R&R Ice Cream plc
8.25% due 05/15/20[2]	1,500,000	1,435,711
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[2]	826,000	881,755
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[2]	500,000	545,000
Total Consumer Staples		18,310,429
Telecommunication Services - 1.2%
Avaya, Inc.
7.00% due 04/01/19[2,3]	6,605,000	6,605,000
Alcatel-Lucent USA, Inc.
8.88% due 01/01/20[2]	2,200,000	2,491,500
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/17[2]	2,020,000	2,151,300
Expo Event Transco, Inc.
9.00% due 06/15/21[2]	1,975,000	2,058,938
WMG Acquisition Corp.
6.75% due 04/15/22[2,3]	1,950,000	1,950,000
Total Telecommunication Services		15,256,738
Materials - 1.1%
TPC Group, Inc.
8.75% due 12/15/20[2,3]	7,300,000	8,084,750
Eldorado Gold Corp.
6.13% due 12/15/20[2]	2,350,000	2,373,500
Mirabela Nickel Ltd.
9.50% due 05/20/19	1,566,000	1,566,000
8.75% due 04/15/18[2,6]	2,948,000	678,040
KGHM International Ltd.
7.75% due 06/15/19[2,3]	1,435,000	1,540,831
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[2]	500,000	522,500

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
CORPORATE BONDS†† - 21.2% (continued)
Materials - 1.1% (continued)
Kaiser Aluminum Corp.
8.25% due 06/01/20	$250,000	$281,250
Total Materials		15,046,871
Information Technology - 0.9%
Infor US, Inc.
9.38% due 04/01/19[3]	7,250,000	8,074,688
Eagle Midco, Inc.
9.00% due 06/15/18[2]	3,050,000	3,149,125
First Data Corp.
8.75% due 01/15/22[2]	300,000	331,125
Total Information Technology		11,554,938
Industrials - 0.8%
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[2]	2,005,341	1,987,494
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††,9	1,650,000	1,693,725
Ultra Resources, Inc.
4.51% due 10/12/20†††,9	1,500,000	1,443,600
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.88% due 01/15/17	1,340,000	1,419,730
Odebrecht Offshore Drilling Finance Ltd.
6.63% due 10/01/22[2]	1,236,125	1,316,473
SBM Baleia Azul Sarl
5.50% due 09/15/27†††,9	1,025,420	1,030,342
Prosight Global Inc.
7.50% due 11/26/20†††,9	850,000	861,645
LMI Aerospace, Inc.
7.38% due 07/15/19[2]	500,000	511,250
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	200,000	214,000
CEVA Group plc
7.00% due 03/01/21[2]	200,000	205,500
Total Industrials		10,683,759
Utilities - 0.6%
AES Corp.
3.23% due 06/01/19[1]	3,900,000	3,929,250
NGL Energy Partners Limited Partnership / NGL Energy Finance Corp.
6.88% due 10/15/21[2]	2,900,000	3,088,500
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[2]	850,000	848,300
FPL Energy National Wind LLC
5.61% due 03/10/24[2]	53,687	52,873
Total Utilities		7,918,923
Kenya - 0.5%
Kenya Government International Bond
6.88% due 06/24/24[2]	5,850,000	6,084,000
Health Care - 0.1%
Symbion, Inc.
8.00% due 06/15/16	600,000	627,000
Physio-Control International, Inc.
9.88% due 01/15/19[2]	303,000	334,815
Total Health Care		961,815
Total Corporate Bonds
(Cost $274,641,630)		277,730,944
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.6%
Nomura Resecuritization Trust
2012-1R,0.59% due 08/27/47[1,2]	15,548,277	14,346,394
IndyMac INDX Mortgage Loan Trust
2006-AR4,0.36% due 05/25/46[1]	12,969,737	11,247,551
Commercial Mortgage Pass Through Certificates
2014-KYO,2.50% due 06/11/27[1,2]	10,500,000	10,500,000
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9,0.96% due 11/25/46[1]	12,396,233	8,549,943
2006-8,5.76% due 10/25/36	4,409,465	3,099,845
2007-OA4,0.88% due 04/25/47[1]	3,093,539	2,348,812
Lehman XS Trust Series
2006-16N,0.34% due 11/25/46[1]	9,119,318	7,493,298
CSMC Trust 2014-SURF
3.26% due 02/15/29[1,2]	7,300,000	7,307,942
GreenPoint Mortgage Funding Trust
2006-AR1,0.44% due 02/25/36[1]	8,552,097	7,173,199
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[1,2]	6,752,375	6,341,155
Luminent Mortgage Trust
2006-2,0.35% due 02/25/46[1]	8,309,320	6,269,108
Wells Fargo Alternative Loan Trust
2007-PA3,6.25% due 07/25/37	6,705,177	6,114,953
COMM Mortgage Trust
2006-FL12,0.44% due 12/15/20[1,2]	3,193,641	3,175,163
2006-FL12,0.49% due 12/15/20[1,2]	2,555,213	2,532,352
American Home Mortgage Assets Trust
2007-1,0.82% due 02/25/47[1]	7,905,733	5,057,685
2006-4,0.34% due 10/25/46[1]	2,579,607	1,745,628

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.6% (continued)
Structured Asset Mortgage Investments II Trust
2006-AR1,0.38% due 02/25/36[1]	$5,646,828	$4,807,348
Chase Mortgage Finance Trust Series
2006-S3,6.00% due 11/25/36	3,774,579	3,359,300
Residential Asset Securitization Trust
2006-A12,6.25% due 11/25/36	4,040,739	3,093,760
First Horizon Alternative Mortgage Securities Trust
2006-FA1,5.75% due 04/25/36	2,982,654	2,572,521
Alliance Bancorp Trust
2007-OA1,0.39% due 07/25/37[1]	3,820,812	2,538,349
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8,0.85% due 06/15/20[1,2]	2,190,914	2,151,123
Bear Stearns Mortgage Funding Trust
2007-AR5,0.32% due 06/25/47[1]	1,886,341	1,534,424
Resource Capital Corporation CRE Notes 2013 Ltd.
3.65% due 12/15/28[1,2]	1,000,000	1,010,780
Credit Suisse Mortgage Capital Certificates
2006-TF2A,0.55% due 10/15/21[1,2]	1,000,000	970,577
BAMLL-DB Trust
2012-OSI,6.79% due 04/13/29[2]	550,000	588,244
Total Collateralized Mortgage Obligations
(Cost $124,169,285)		125,929,454
MORTGAGE BACKED SECURITIES†† - 1.4%
HarborView Mortgage Loan Trust
2006-12,0.35% due 01/19/38[1]	9,610,341	8,284,806
GreenPoint Mortgage Funding Trust Series
2007-AR1,0.23% due 02/25/47[1]	8,485,894	7,922,380
HSI Asset Securitization Corporation Trust
2007-WF1,0.32% due 05/25/37[1]	2,440,936	2,266,793
Total Mortgage Backed Securities
(Cost $17,878,540)		18,473,979
MUNICIPAL BONDS†† - 1.0%
Michigan - 1.0%
City of Detroit
3.49% due 10/07/16	13,600,000	13,600,000
Total Municipal Bonds
(Cost $13,600,000)		13,600,000
REPURCHASE AGREEMENTS††,7 - 0.6%
Jefferies & Company, Inc. issued 06/30/14 at 2.15% due 07/07/14	7,800,000	7,800,000
Total Repurchase Agreements
(Cost $7,800,000)		7,800,000
	Contracts
OPTIONS PURCHASED† - 0.2%
Call options on:
iShares 7-10 Year Treasury Bond ETF Expiring September 2014 with strike price of $104.00	25,343	1,647,295
SPDR Gold Shares Expiring January 2015 with strike price of $140.00	4,355	679,380
Total Options Purchased
(Cost $7,914,113)		2,326,675
Total Investments - 109.9%
(Cost $1,429,967,432)		$1,442,268,712
OPTIONS WRITTEN† - 0.0%
Call options on:
SPDR Gold Trust Expiring January 2015 with strike price of $155.00	354	(16,992)
iShares 7-10 Year Treasury Bond ETF Expiring September 2014 with strike price of $106.00	25,343	(506,860)
Total Options Written
(Premiums received $579,611)		(523,852)
Other Assets & Liabilities, net - (9.9)%		(129,989,850)
Total Net Assets - 100.0%		$1,311,755,010

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America July 2014 S&P 500 HomeBuilding Index Swap, Terminating 07/11/14[10] (Notional Value $30,888,440)	50,173	$2,031,416
Bank of America August 2014 S&P 1500 Education Services Sub- Industry Index Swap, Terminating 08/04/14[11] (Notional Value $32,751,568)	590,757	61,516
(Total Notional Value $63,640,008)		$2,092,932
OTC CURRENCY INDEX SWAP AGREEMENTS††
Bank of America September 2014 U.S. Dollar Future Index Swap, Terminating 09/08/14[12] (Notional Value $30,249,885)	379	$(415,422)
OTC INTEREST SWAPS SOLD SHORT††
Bank of America September 2014 Japan Government Bond 10 Year Future Index Swap, Terminating 09/11/14[13] (Notional Value $126,488,599)	88	$(499,188)

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/Depreciation
Merrill Lynch	Pay	3-Month USD-LIBOR	3.13%	06/08/25	$45,300,000	$530,010	$530,010
Merrill Lynch	Receive	3-Month USD-LIBOR	1.59%	07/02/18	(34,550,000)	(535,525)	(535,525)
Merrill Lynch	Receive	3-Month USD-LIBOR	1.89%	06/08/25	(31,500,000)	(604,800)	(604,800)
Merrill Lynch	Receive	3-Month USD-LIBOR	2.73%	07/02/23	(23,800,000)	(785,400)	(785,400)
							$(1,395,715)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Contracts to Sell	Currency	Counterparty	Settlement Date	Settlement Value	Value at 06/30/14	Unrealized Depreciation
1,500,000	AUD	BANK OF AMERICA OPTION & SWAP	08/05/14	$1,404,750	$(1,410,942)	$(6,192)
2,276,549	EUR	BANK OF AMERICA OPTION & SWAP	08/29/14	3,100,000	(3,118,988)	(18,988)
7,540,000	EUR	BANK OF AMERICA OPTION & SWAP	07/02/14	10,280,866	(10,323,817)	(42,952)
3,300,000	GBP	BANK OF AMERICA OPTION & SWAP	07/02/14	5,532,830	(5,648,267)	(115,438)
15,700,000	EUR	BANK OF AMERICA OPTION & SWAP	09/17/14	21,263,091	(21,511,663)	(248,572)
						$(432,141)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2014.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $517,428,030 (cost $510,186,533), or 39.4% of total net assets.
[3]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[4]	Security with no rate was unsettled at June 30, 2014.
[5]	Perpetual maturity.
[6]	Security is in default of interest and/or principal obligations.
[7]	Repurchase Agreements — See Note 4.
[8]	Affiliated issuer — See Note 7.
[9]	Illiquid security.
[10]	Total return based on S&P 500 Homebuilding Index +/– financing at a variable rate.
[11]	Total return based on S&P 1500 Education Services Sub-Industry Index +/– financing at a variable rate.
[12]	Total return based on U.S. Dollar Future Index +/– financing at a variable rate.
[13]	Total return based on Japan Government Bond 10 Year Future Index +/– financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 97.1%
Financials - 26.6%
Hanover Insurance Group, Inc.	938,610	$59,273,221
Reinsurance Group of America, Inc. — Class A	404,044	31,879,072
American Financial Group, Inc.	456,790	27,206,412
Northern Trust Corp.	344,430	22,115,850
WR Berkley Corp.	461,500	21,372,065
Endurance Specialty Holdings Ltd.	309,400	15,961,946
Alexandria Real Estate Equities, Inc.	205,230	15,934,057
BioMed Realty Trust, Inc.	688,600	15,032,138
Starwood Property Trust, Inc.	528,750	12,568,387
Popular, Inc.*	347,330	11,871,740
SVB Financial Group*	94,420	11,011,260
Lexington Realty Trust	968,970	10,668,360
Wintrust Financial Corp.	231,110	10,631,060
Home Loan Servicing Solutions Ltd.	423,227	9,619,950
First Niagara Financial Group, Inc.	1,064,300	9,301,982
Ocwen Financial Corp.*	230,694	8,558,747
Zions Bancorporation	288,250	8,494,728
City National Corp.	111,290	8,431,330
Employers Holdings, Inc.	391,750	8,297,265
FirstMerit Corp.	372,872	7,364,222
First Midwest Bancorp, Inc.	412,938	7,032,334
Huntington Bancshares, Inc.	709,170	6,765,482
Hancock Holding Co.	191,520	6,764,486
Investors Real Estate Trust	562,530	5,180,901
Redwood Trust, Inc.	263,753	5,135,271
Campus Crest Communities, Inc.	187,289	1,621,923
Total Financials		358,094,189
Industrials - 15.0%
Covanta Holding Corp.	1,933,010	39,839,336
Orbital Sciences Corp.*	885,090	26,154,409
Navigant Consulting, Inc.*	1,247,302	21,765,420
Quanta Services, Inc.*	561,970	19,432,922
Aegion Corp. — Class A*	724,491	16,858,906
DigitalGlobe, Inc.*	548,413	15,245,881
ICF International, Inc.*	358,960	12,692,826
URS Corp.	270,940	12,422,599
General Cable Corp.	390,595	10,022,668
KEYW Holding Corp.*	588,630	7,399,079
United Stationers, Inc.	150,582	6,244,636
Towers Watson & Co. — Class A	59,231	6,173,647
AZZ, Inc.	85,650	3,946,752
WESCO International, Inc.*	43,447	3,752,952
Oshkosh Corp.	3,783	210,070
Thermoenergy Corp.*	2,701,839	53,767
Total Industrials		202,215,870
Information Technology - 11.2%
Computer Sciences Corp.	702,560	44,401,793
Maxwell Technologies, Inc.*,3	1,704,971	25,796,211
IXYS Corp.[3]	2,012,549	24,794,603
FLIR Systems, Inc.	390,380	13,557,897
RF Micro Devices, Inc.*	1,338,373	12,834,997
Liquidity Services, Inc.*	503,210	7,930,590
Semtech Corp.*	281,417	7,359,055
Blackhawk Network Holdings, Inc.*	259,120	7,312,366
Diebold, Inc.	172,230	6,918,479
Total Information Technology		150,905,991
Energy - 11.2%
Whiting Petroleum Corp.*	347,602	27,895,061
Cameco Corp.	1,415,860	27,765,015
Superior Energy Services, Inc.	756,590	27,343,162
Oasis Petroleum, Inc.*	318,610	17,807,113
Patterson-UTI Energy, Inc.	383,270	13,391,454
Resolute Energy Corp.*	1,507,360	13,023,590
Sanchez Energy Corp.*	334,524	12,574,757
C&J Energy Services, Inc.*	319,620	10,796,764
Total Energy		150,596,916
Materials - 9.9%
Owens-Illinois, Inc.*	1,042,500	36,112,200
Sonoco Products Co.	561,950	24,686,464
Royal Gold, Inc.	241,838	18,408,709
Landec Corp.*	946,613	11,823,196
Coeur Mining, Inc.*	1,084,798	9,958,446
Olin Corp.	341,109	9,182,654
Berry Plastics Group, Inc.*	275,240	7,101,192
Bemis Company, Inc.	162,350	6,601,151
Rock-Tenn Co. — Class A	49,234	5,198,618
Allied Nevada Gold Corp.*	1,224,523	4,604,206
Total Materials		133,676,836
Consumer Discretionary - 9.1%
Brown Shoe Company, Inc.	771,195	22,063,889
DR Horton, Inc.	883,250	21,710,285
DeVry Education Group, Inc.	394,150	16,688,311
Chico's FAS, Inc.	819,150	13,892,784
Cabela's, Inc.*	211,150	13,175,760
Guess?, Inc.	468,658	12,653,766
Scholastic Corp.	353,560	12,052,860
Gentex Corp.	357,310	10,394,148
Total Consumer Discretionary		122,631,803
Health Care - 5.9%
Kindred Healthcare, Inc.	782,716	18,080,740
MEDNAX, Inc.*	268,542	15,615,717
Hologic, Inc.*	577,511	14,639,903
Alere, Inc.*	271,274	10,151,073
Edwards Lifesciences Corp.*	102,190	8,771,990
Impax Laboratories, Inc.*	254,840	7,642,652
Universal Health Services, Inc. — Class B	39,990	3,829,442
Emergent Biosolutions, Inc.*	25,365	569,698
Total Health Care		79,301,215
Consumer Staples - 4.3%
Bunge Ltd.	373,270	28,234,143
Hormel Foods Corp.	392,400	19,364,940
Ingredion, Inc.	144,250	10,824,520
Total Consumer Staples		58,423,603
Utilities - 3.9%
UGI Corp.	337,838	17,060,819
Black Hills Corp.	223,270	13,706,545

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 97.1% (continued)
Utilities - 3.9% (continued)
Great Plains Energy, Inc.	406,127	$10,912,633
Westar Energy, Inc.	205,380	7,843,462
MDU Resources Group, Inc.	99,028	3,475,883
Total Utilities		52,999,342
Total Common Stocks
(Cost $957,574,673)		1,308,845,765
PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp. *, 1, 2	853,334	49,876
Total Preferred Stocks
(Cost $819,654)		49,876
SHORT TERM INVESTMENTS† - 2.0%
Dreyfus Treasury Prime Cash Management Fund	27,035,004	27,035,004
Total Short Term Investments
(Cost $27,035,004)		27,035,004
	Face Amount
CONVERTIBLE BONDS†† - 0.6%
Industrials - 0.6%
DryShips, Inc.
5.00% due 12/01/14	$7,525,000	7,430,938
Total Convertible Bonds
(Cost $7,196,758)		7,430,938
Total Investments - 99.7%
(Cost $992,626,089)		$1,343,361,583
Other Assets & Liabilities, net - 0.3%		3,863,198
Total Net Assets - 100.0%		$1,347,224,781

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Illiquid security.
[3]	Affiliated issuer — See Note 7.

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 96.2%
Financials - 26.3%
Hanover Insurance Group, Inc.	442,803	$27,963,008
Reinsurance Group of America, Inc. — Class A	188,793	14,895,768
American Financial Group, Inc.	223,830	13,331,315
Northern Trust Corp.	167,370	10,746,828
WR Berkley Corp.	209,970	9,723,711
Endurance Specialty Holdings Ltd.	156,170	8,056,810
Alexandria Real Estate Equities, Inc.	98,540	7,650,645
BioMed Realty Trust, Inc.	326,690	7,131,643
Popular, Inc.*	175,920	6,012,945
Starwood Property Trust, Inc.	247,770	5,889,493
Lexington Realty Trust	462,850	5,095,979
SVB Financial Group*	40,730	4,749,933
Wintrust Financial Corp.	102,750	4,726,500
Home Loan Servicing Solutions Ltd.	201,820	4,587,368
First Niagara Financial Group, Inc.	499,510	4,365,717
City National Corp.	51,810	3,925,126
Ocwen Financial Corp.*	101,348	3,760,011
Zions Bancorporation	124,370	3,665,184
Employers Holdings, Inc.	165,394	3,503,045
FirstMerit Corp.	174,685	3,450,029
First Midwest Bancorp, Inc.	198,559	3,381,460
Huntington Bancshares, Inc.	347,910	3,319,061
Hancock Holding Co.	89,580	3,163,966
Investors Real Estate Trust	233,220	2,147,956
Redwood Trust, Inc.	101,306	1,972,428
Campus Crest Communities, Inc.	81,367	704,638
Total Financials		167,920,567
Industrials - 15.1%
Covanta Holding Corp.	989,050	20,384,321
Orbital Sciences Corp.*	432,098	12,768,495
Navigant Consulting, Inc.*	598,610	10,445,745
Quanta Services, Inc.*	263,260	9,103,531
Aegion Corp. — Class A*	340,985	7,934,721
DigitalGlobe, Inc.*	258,711	7,192,166
ICF International, Inc.*	171,165	6,052,394
General Cable Corp.	183,831	4,717,103
URS Corp.	98,427	4,512,878
KEYW Holding Corp.*	275,670	3,465,172
Towers Watson & Co. — Class A	27,361	2,851,837
United Stationers, Inc.	67,006	2,778,739
WESCO International, Inc.*	20,894	1,804,824
AZZ, Inc.	38,080	1,754,726
Oshkosh Corp.	1,782	98,954
Total Industrials		95,865,606
Information Technology - 11.2%
Computer Sciences Corp.	344,300	21,759,759
Maxwell Technologies, Inc.*	815,951	12,345,339
IXYS Corp.	919,109	11,323,422
FLIR Systems, Inc.	187,020	6,495,205
RF Micro Devices, Inc.*	547,967	5,255,004
Liquidity Services, Inc.*	238,470	3,758,287
Blackhawk Network Holdings, Inc.*	126,950	3,582,529
Semtech Corp.*	130,520	3,413,098
Diebold, Inc.	80,750	3,243,728
Total Information Technology		71,176,371
Energy - 11.0%
Cameco Corp.	667,520	13,090,067
Superior Energy Services, Inc.	358,800	12,967,032
Whiting Petroleum Corp.*	150,141	12,048,815
Oasis Petroleum, Inc.*	149,510	8,356,114
Resolute Energy Corp.*	741,910	6,410,102
Patterson-UTI Energy, Inc.	175,690	6,138,609
Sanchez Energy Corp.*	158,557	5,960,158
C&J Energy Services, Inc.*	156,170	5,275,423
Total Energy		70,246,320
Materials - 9.6%
Owens-Illinois, Inc.*	444,880	15,410,644
Sonoco Products Co.	265,606	11,668,072
Royal Gold, Inc.	109,938	8,368,480
Landec Corp.*	462,290	5,774,002
Coeur Mining, Inc.*	489,941	4,497,658
Olin Corp.	155,694	4,191,282
Berry Plastics Group, Inc.*	131,660	3,396,828
Bemis Company, Inc.	79,180	3,219,459
Rock-Tenn Co. — Class A	23,170	2,446,520
Allied Nevada Gold Corp.*	554,589	2,085,255
Total Materials		61,058,200
Consumer Discretionary - 9.2%
Brown Shoe Company, Inc.	382,938	10,955,857
DR Horton, Inc.	412,990	10,151,294
DeVry Education Group, Inc.	192,833	8,164,549
Chico's FAS, Inc.	391,700	6,643,232
Guess?, Inc.	223,871	6,044,517
Cabela's, Inc.*	92,110	5,747,664
Scholastic Corp.	166,890	5,689,280
Gentex Corp.	169,080	4,918,537
HydroGen Corp.*,†††	1,265,700	1
Total Consumer Discretionary		58,314,931
Health Care - 5.7%
Kindred Healthcare, Inc.	336,752	7,778,971
MEDNAX, Inc.*	127,606	7,420,289
Hologic, Inc.*	254,072	6,440,725
Alere, Inc.*	127,939	4,787,477
Edwards Lifesciences Corp.*	49,370	4,237,921
Impax Laboratories, Inc.*	124,870	3,744,851
Universal Health Services, Inc. — Class B	17,910	1,715,062
Emergent Biosolutions, Inc.*	11,921	267,746
Total Health Care		36,393,042
Consumer Staples - 4.2%
Bunge Ltd.	172,330	13,035,041
Hormel Foods Corp.	174,510	8,612,069
Ingredion, Inc.	66,610	4,998,414
Total Consumer Staples		26,645,524
Utilities - 3.9%
UGI Corp.	158,569	8,007,735
Black Hills Corp.	105,239	6,460,622
Great Plains Energy, Inc.	188,955	5,077,221
Westar Energy, Inc.	93,070	3,554,343

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 96.2% (continued)
Utilities - 3.9% (continued)
MDU Resources Group, Inc.	46,677	$1,638,363
Total Utilities		24,738,284
Total Common Stocks
(Cost $459,091,133)		612,358,845
PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*, 1, 2	793,750	46,123
Total Preferred Stocks
(Cost $757,980)		46,123
SHORT TERM INVESTMENTS† - 2.7%
Dreyfus Treasury Prime Cash Management Fund	17,378,208	17,378,208
Total Short Term Investments
(Cost $17,378,208)		17,378,208
	Face Amount
CONVERTIBLE BONDS†† - 0.4%
Industrials - 0.4%
DryShips, Inc.
5.00% due 12/01/14	$2,725,000	2,690,938
Total Convertible Bonds
(Cost $2,591,282)		2,690,938
Total Investments - 99.3%
(Cost $479,818,603)		$632,474,114
Other Assets & Liabilities, net - 0.7%		4,170,831
Total Net Assets - 100.0%		$636,644,945

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Illiquid security.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
SHORT TERM INVESTMENTS† - 7.3%
Fidelity Institutional Tax-Exempt Portfolio	3,939,384	$3,939,384
Total Short Term Investments
(Cost $3,939,384)		3,939,384
	Face Amount
MUNICIPAL BONDS†† - 101.0%
California - 28.7%
Los Angeles County Regional Financing Authority
5.00% due 11/15/44	$2,000,000	2,142,519
State of California
0.02% due 05/01/34	2,000,000	2,000,000
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/36	1,600,000	1,900,943
San Gorgonio Memorial Health Care District
5.00% due 08/01/32	1,750,000	1,877,488
Oakland Unified School District/Alameda County General Obligation Unlimited
5.50% due 08/01/32[2]	1,200,000	1,299,132
5.00% due 08/01/22[2]	300,000	335,742
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/38	1,000,000	1,135,220
6.25% due 10/01/40	250,000	285,233
Inland Valley Development Agency
5.00% due 09/01/44	1,000,000	1,068,720
Stockton Unified School District General Obligation Unlimited
5.00% due 07/01/28[2]	500,000	551,585
5.00% due 01/01/29[2]	200,000	219,318
Southwestern Community College District
due 08/01/41[1]	2,380,000	640,196
State of California General Obligation Unlimited
5.00% due 02/01/27	500,000	579,970
San Bernardino City Unified School District General Obligation Unlimited
5.00% due 08/01/25	250,000	289,360
5.00% due 08/01/26	250,000	286,790
Rancho Cucamonga Redevelopment Agency Successor Agency
5.00% due 09/01/32	300,000	335,760
Santa Barbara Secondary High School District
due 08/01/40[1]	1,060,000	309,753
Culver Redevelopment Agency
due 11/01/23[1]	195,000	129,806
Total California		15,387,535
Michigan - 23.9%
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/33	2,530,000	2,527,359
5.00% due 07/01/18	1,165,000	1,175,142
5.00% due 07/01/30	300,000	299,988
4.75% due 07/01/29	230,000	233,068
5.00% due 07/01/16	200,000	201,922
4.25% due 07/01/16	125,000	125,271
5.25% due 07/01/22	95,000	95,645
Michigan Finance Authority
5.00% due 07/01/44	2,000,000	2,070,060
City of Detroit
3.49% due 10/07/16	2,000,000	1,998,840
City of Detroit Michigan Sewage Disposal System Revenue Revenue Bonds
5.00% due 07/01/21	540,000	541,199
5.00% due 07/01/15	500,000	503,035
5.50% due 07/01/22	200,000	206,528
5.00% due 07/01/24	155,000	155,014
5.25% due 07/01/19	100,000	101,691
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	1,000,000	1,052,210
5.00% due 05/01/30	300,000	318,750
Michigan Finance Authority Revenue Notes
4.37% due 08/20/14	1,000,000	1,004,620
City of Detroit MI Water Supply System Revenue
5.00% due 07/01/34	155,000	154,718
Oakland University Revenue Bonds
5.00% due 03/01/32	100,000	107,914
Total Michigan		12,872,974
Texas - 9.9%
North Texas Tollway Authority Revenue Bonds
5.75% due 01/01/40	2,500,000	2,823,775
Decatur Hospital Authority
5.25% due 09/01/44	1,200,000	1,215,012
North Texas Tollway Authority
0.86% due 01/01/50	1,000,000	999,960
New Hope Cultural Education Facilities Corp.
5.00% due 04/01/46	250,000	266,860
Total Texas		5,305,607
Illinois - 7.2%
Will County Township High School District No. 204 Joliet General Obligation Limited
6.25% due 01/01/31	1,000,000	1,163,120

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
MUNICIPAL BONDS†† - 101.0% (continued)
Illinois - 7.2% (continued)
Southern Illinois University Revenue Bonds
5.00% due 04/01/32	$1,000,000	$1,080,590
Chicago Park District General Obligation Limited
5.00% due 01/01/36	1,000,000	1,068,270
City of Chicago Illinois General Obligation Unlimited
5.00% due 01/01/26	100,000	104,071
5.00% due 01/01/24	100,000	101,503
5.00% due 01/01/23	70,000	76,474
5.00% due 01/01/22	55,000	57,631
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	229,334
Total Illinois		3,880,993
New Jersey - 4.2%
Hudson County Improvement Authority Revenue Bonds
6.00% due 01/01/40	1,500,000	1,683,825
New Jersey State Turnpike Authority Revenue Bonds
5.00% due 01/01/28	500,000	564,605
Total New Jersey		2,248,430
Pennsylvania - 3.9%
State Public School Building Authority Revenue Bonds
5.00% due 04/01/28	1,000,000	1,091,800
Pennsylvania Turnpike Commission Revenue Bonds
1.32% due 12/01/20	500,000	506,875
Pennsylvania Turnpike Commission
1.05% due 12/01/21	500,000	500,145
Total Pennsylvania		2,098,820
Arizona - 3.2%
Arizona Health Facilities Authority
0.96% due 01/01/37	2,000,000	1,717,540
Louisiana - 3.0%
City of New Orleans
5.00% due 12/01/44	1,000,000	1,060,840
City of New Orleans Sewerage Service Revenue
5.00% due 06/01/44	500,000	535,935
Total Louisiana		1,596,775
Washington - 2.8%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds
5.00% due 09/01/27[2]	1,000,000	1,002,920
5.25% due 09/01/32[2]	500,000	503,095
Total Washington		1,506,015
Alabama - 2.8%
Regents of the University of California Medical Center Pooled Revenue
0.88% due 05/15/43	2,000,000	1,479,920
Massachusetts - 2.2%
Massachusetts Development Finance Agency Revenue Bonds
6.87% due 01/01/41	1,000,000	1,173,190
West Virginia - 2.1%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	1,000,000	1,111,070
South Carolina - 2.0%
South Carolina State Public Service Authority
5.00% due 12/01/49	1,000,000	1,071,240
Mississippi - 1.5%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	568,540
6.25% due 10/01/26	230,000	264,038
Total Mississippi		832,578
Wyoming - 1.0%
County of Sweetwater Wyoming Revenue Bonds
5.00% due 09/01/24[2]	500,000	552,580
Indiana - 0.9%
County of Knox Indiana Revenue Bonds
5.00% due 04/01/27	470,000	505,090
New York - 0.9%
Metropolitan Transportation Authority
0.70% due 11/01/32	500,000	500,575
Florida - 0.4%
Miami-Dade County Health Facilities Authority Revenue Bonds
5.00% due 08/01/24	200,000	222,760
Kentucky - 0.4%
City of Owensboro Kentucky Electric Light & Power System Revenue Revenue Bonds
5.00% due 01/01/26	200,000	216,668
Total Municipal Bonds
(Cost $52,889,297)		54,280,360
Total Investments - 108.3%
(Cost $56,828,681)		$58,219,744
Other Assets & Liabilities, net - (8.3)%		(4,458,689)
Total Net Assets - 100.0%		$53,761,055

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Zero coupon rate security.
[2]	Illiquid security.

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 91.6%
Real Estate Investment Trusts (REITs) - 84.0%
Retail REITs - 22.2%
Simon Property Group, Inc.	4,768	$792,822
Regency Centers Corp.	4,372	243,432
Glimcher Realty Trust	20,192	218,679
Retail Properties of America, Inc. — Class A	13,820	212,552
Pennsylvania Real Estate Investment Trust	11,114	209,165
General Growth Properties, Inc.[1]	7,380	173,873
Excel Trust, Inc.	10,426	138,979
AmREIT, Inc. — Class B	7,090	129,747
Federal Realty Investment Trust	919	111,125
Macerich Co.	1,634	109,070
DDR Corp.	3,558	62,728
Kimco Realty Corp.	1,715	39,411
Total Retail REITs		2,441,583
Residential REITs - 14.2%
Sun Communities, Inc.	5,612	279,702
Camden Property Trust	3,831	272,576
Equity Residential	3,672	231,336
Equity Lifestyle Properties, Inc.	4,608	203,489
American Campus Communities, Inc.	5,144	196,707
Essex Property Trust, Inc.[1]	1,037	191,752
UDR, Inc.	2,948	84,401
Apartment Investment & Management Co. — Class A	1,716	55,375
AvalonBay Communities, Inc.	312	44,363
Total Residential REITs		1,559,701
Office REITs - 13.7%
Boston Properties, Inc.	3,024	357,377
Hudson Pacific Properties, Inc.	9,044	229,175
Gramercy Property Trust, Inc.	35,598	215,368
SL Green Realty Corp.	1,451	158,754
Columbia Property Trust, Inc.	6,000	156,060
Highwoods Properties, Inc.	2,580	108,231
BioMed Realty Trust, Inc.	3,834	83,696
Kilroy Realty Corp.	972	60,536
Douglas Emmett, Inc.	2,043	57,653
Digital Realty Trust, Inc.	948	55,287
CyrusOne, Inc.	995	24,776
Total Office REITs		1,506,913
Diversified REITs - 9.3%
Vornado Realty Trust[1]	3,380	360,748
WP Carey, Inc.[1]	4,873	313,821
American Assets Trust, Inc.	5,224	180,489
Duke Realty Corp.	6,706	121,781
Spirit Realty Capital, Inc.	4,277	48,587
Total Diversified REITs		1,025,426
Health Care REITs - 6.1%
Sabra Health Care REIT, Inc.	7,143	205,075
Aviv REIT, Inc.	6,542	184,288
Ventas, Inc.[1]	2,503	160,442
HCP, Inc.	1,849	76,512
Health Care REIT, Inc.	752	47,128
Total Health Care REITs		673,445
Industrial REITs - 6.0%
Prologis, Inc.[1]	5,588	229,611
DCT Industrial Trust, Inc.	26,170	214,856
Rexford Industrial Realty, Inc.	15,013	213,785
Total Industrial REITs		658,252
Hotel & Resort REITs - 5.7%
LaSalle Hotel Properties	6,561	231,539
Strategic Hotels & Resorts, Inc.*	17,880	209,375
Sunstone Hotel Investors, Inc.	12,053	179,951
Total Hotel & Resort REITs		620,865
Specialized REITs - 4.7%
American Tower Corp. — Class A	1,504	135,330
Public Storage	642	110,007
CubeSmart	5,938	108,784
Extra Space Storage, Inc.	1,880	100,110
Sovran Self Storage, Inc.	723	55,852
Total Specialized REITs		510,083
Mortgage REITs - 2.1%
Blackstone Mortgage Trust, Inc. — Class A	8,122	235,538
Total Real Estate Investment Trusts (REITs)		9,231,806
Hotels, Restaurants & Leisure - 3.7%
Hotels, Resorts & Cruise Lines - 3.7%
Marriott International, Inc. — Class A	3,224	206,659
Starwood Hotels & Resorts Worldwide, Inc.	2,503	202,292
Total Hotels, Restaurants & Leisure		408,951
Real Estate Management & Development - 2.2%
Real Estate Operating Companies - 2.2%
Forest City Enterprises, Inc. — Class A*	11,928	237,009
Health Care Providers & Services - 1.7%
Health Care Facilities - 1.7%
HCA Holdings, Inc.*	3,225	181,826
Total Common Stocks
(Cost $9,473,784)		10,059,592
Total Investments - 91.6%
(Cost $9,473,784)		$10,059,592
COMMON STOCKS SOLD SHORT† - (20.1)%
Real Estate Investment Trusts (REITs) - (20.1)%
Residential REITs - (1.8)%
Home Properties, Inc.	(1,295)	(82,828)
American Homes 4 Rent — Class A	(6,225)	(110,556)
Total Residential REITs		(193,384)
Health Care REITs - (2.1)%
Healthcare Realty Trust, Inc.	(4,281)	(108,823)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (20.1)% (continued)
Real Estate Investment Trusts (REITs) - (20.1)% (continued)
Health Care REITs - (2.1)% (continued)
Omega Healthcare Investors, Inc.	(3,204)	$(118,099)
Total Health Care REITs		(226,922)
Hotel & Resort REITs - (2.1)%
Host Hotels & Resorts, Inc.	(52)	(1,145)
Chesapeake Lodging Trust	(2,437)	(73,671)
Hospitality Properties Trust	(2,496)	(75,878)
FelCor Lodging Trust, Inc.	(8,080)	(84,921)
Total Hotel & Resort REITs		(235,615)
Office REITs - (3.3)%
CommonWealth REIT	(4,118)	(108,386)
Government Properties Income Trust	(4,488)	(113,950)
New York REIT, Inc.	(12,919)	(142,884)
Total Office REITs		(365,220)
Diversified REITs - (3.4)%
First Potomac Realty Trust	(8,249)	(108,227)
Liberty Property Trust	(2,934)	(111,287)
Washington Real Estate Investment Trust	(5,707)	(148,268)
Total Diversified REITs		(367,782)
Retail REITs - (7.4)%
Rouse Properties, Inc.	(4,473)	(76,533)
Kite Realty Group Trust	(18,338)	(112,595)
Tanger Factory Outlet Centers, Inc.	(3,321)	(116,135)
Equity One, Inc.	(5,062)	(119,413)
Weingarten Realty Investors	(3,782)	(124,201)
Realty Income Corp.	(2,945)	(130,817)
National Retail Properties, Inc.	(3,640)	(135,372)
Total Retail REITs		(815,066)
Total Common Stocks Sold Short
(Proceeds $2,103,403)		(2,203,989)
EXCHANGE TRADED FUNDS SOLD SHORT† - (7.8)%
iShares US Real Estate ETF	(11,996)	(861,193)
Total Exchange Traded Funds Sold Short
(Proceeds $841,645)		(861,193)
Total Securities Sold Short- (27.9)%
(Proceeds $2,945,048)		$(3,065,182)
Other Assets & Liabilities, net - 36.3%		3,992,127
Total Net Assets - 100.0%		$10,986,537

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America Corp. August 2014 Merrill Lynch Guggenheim Real Estate Investment Trust Basket Total Return Index Swap, Terminating 08/05/14[2] (Notional Value $3,233,674)	29,776	$–

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

[1]	All or a portion of this security is pledged as short security collateral at June 30, 2014.

[2]	Total Return based on Merrill Lynch Guggenheim Real Estate Investment Trust Basket Total Return Index +/- financing at a variable rate.

REIT— Real Estate Investment Trust

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 95.6%
Industrials - 24.8%
Covanta Holding Corp.	74,280	$1,530,911
PMFG, Inc.*	174,473	919,472
KEYW Holding Corp.*	65,688	825,698
Curtiss-Wright Corp.	12,400	812,944
ABM Industries, Inc.	28,610	771,898
Celadon Group, Inc.	33,512	714,476
Orbital Sciences Corp.*	24,044	710,500
DigitalGlobe, Inc.*	20,809	578,490
Aegion Corp. — Class A*	24,183	562,739
Energy Recovery, Inc.*	112,657	554,272
Navigant Consulting, Inc.*	31,680	552,816
Powell Industries, Inc.	8,417	550,304
Great Lakes Dredge & Dock Corp.*	65,315	521,867
Dynamic Materials Corp.	22,682	501,953
ICF International, Inc.*	13,270	469,227
Sterling Construction Company, Inc.*	47,638	446,844
Luxfer Holdings plc ADR	21,150	400,793
General Cable Corp.	15,182	389,570
Rand Logistics, Inc.*	46,390	278,340
Marten Transport Ltd.	11,860	265,071
LMI Aerospace, Inc.*	18,000	235,440
Global Power Equipment Group, Inc.	12,777	206,476
WESCO International, Inc.*	1,812	156,521
AZZ, Inc.	2,710	124,877
Oshkosh Corp.	147	8,163
Total Industrials		13,089,662
Financials - 21.7%
Hanover Insurance Group, Inc.	34,140	2,155,940
Reinsurance Group of America, Inc. — Class A	13,690	1,080,141
Home Loan Servicing Solutions Ltd.	37,080	842,828
Horace Mann Educators Corp.	26,140	817,398
Endurance Specialty Holdings Ltd.	13,164	679,131
1st Source Corp.	19,910	609,644
Safeguard Scientifics, Inc.*	27,430	570,270
OFG Bancorp	28,864	531,386
PICO Holdings, Inc.*	21,672	514,927
BancFirst Corp.	7,325	453,418
Simmons First National Corp. — Class A	10,520	414,383
AMERISAFE, Inc.	8,905	362,166
Berkshire Hills Bancorp, Inc.	15,590	362,000
Navigators Group, Inc.*	4,780	320,499
PrivateBancorp, Inc. — Class A	10,626	308,792
Campus Crest Communities, Inc.	35,162	304,503
Employers Holdings, Inc.	13,766	291,564
Hancock Holding Co.	7,820	276,202
Blackstone Mortgage Trust, Inc. — Class A	9,490	275,210
Ocwen Financial Corp.*	7,401	274,577
Total Financials		11,444,979
Information Technology - 17.8%
Maxwell Technologies, Inc.*	92,518	1,399,798
Insight Enterprises, Inc.*	30,284	930,930
Global Cash Access Holdings, Inc.*	91,320	812,748
Silicon Graphics International Corp.*	66,837	642,971
Digi International, Inc.*	60,501	569,919
Spansion, Inc. — Class A*	26,300	554,141
FLIR Systems, Inc.	15,860	550,818
IXYS Corp.	41,620	512,758
RF Micro Devices, Inc.*	49,902	478,560
Newport Corp.*	21,590	399,415
Liquidity Services, Inc.*	21,120	332,851
Blackhawk Network Holdings, Inc.*	10,820	305,340
Diodes, Inc.*	10,360	300,026
Diebold, Inc.	7,150	287,216
Brooks Automation, Inc.	26,530	285,728
Semtech Corp.*	10,626	277,870
Mercury Systems, Inc.*	20,980	237,913
Rubicon Technology, Inc.*	22,950	200,813
Entropic Communications, Inc.*	55,450	184,649
Multi-Fineline Electronix, Inc.*	12,180	134,467
Total Information Technology		9,398,931
Consumer Discretionary - 8.2%
Brown Shoe Company, Inc.	28,134	804,915
International Speedway Corp. — Class A	21,071	701,243
Chico's FAS, Inc.	31,390	532,374
Guess?, Inc.	17,859	482,193
DeVry Education Group, Inc.	11,210	474,631
Scholastic Corp.	13,162	448,693
Cabela's, Inc.*	6,970	434,928
Gentex Corp.	10,670	310,390
Stage Stores, Inc.	7,338	137,147
Total Consumer Discretionary		4,326,514
Health Care - 7.2%
Emergent Biosolutions, Inc.*	31,230	701,426
Greatbatch, Inc.*	13,158	645,531
Kindred Healthcare, Inc.	27,244	629,336
Invacare Corp.	33,640	617,967
Tornier N.V.*	22,960	536,805
Alere, Inc.*	9,874	369,485
Impax Laboratories, Inc.*	10,650	319,394
Discovery Laboratories, Inc.*	2,781	4,950
Total Health Care		3,824,894
Energy - 7.2%
Patterson-UTI Energy, Inc.	27,680	967,139
Resolute Energy Corp.*	87,270	754,013
Oasis Petroleum, Inc.*	13,160	735,512
Sanchez Energy Corp.*	13,158	494,609
C&J Energy Services, Inc.*	13,360	451,301
Clayton Williams Energy, Inc.*	2,827	388,345
Total Energy		3,790,919
Utilities - 4.4%
UGI Corp.	19,853	1,002,577
Laclede Group, Inc.	18,546	900,408
South Jersey Industries, Inc.	6,710	405,351
Total Utilities		2,308,336
Materials - 4.3%
Royal Gold, Inc.	8,762	666,963
Landec Corp.*	39,116	488,559
Coeur Mining, Inc.*	39,196	359,819
Olin Corp.	11,552	310,980
Berry Plastics Group, Inc.*	11,140	287,412
Allied Nevada Gold Corp.*	49,714	186,925
Total Materials		2,300,658
Total Common Stocks
(Cost $39,810,273)		50,484,893
CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,2	6,250	363
Total Convertible Preferred Stocks
(Cost $5,968)		363
SHORT TERM INVESTMENTS† - 3.1%
Dreyfus Treasury Prime Cash Management Fund	1,665,833	1,665,833
Total Short Term Investments
(Cost $1,665,833)		1,665,833

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
CONVERTIBLE BONDS†† - 0.4%
Industrials - 0.4%
DryShips, Inc.
5.00% due 12/01/14	$200,000	$197,500
Total Convertible Bonds
(Cost $190,805)		197,500
Total Investments - 99.1%
(Cost $41,672,879)		$52,348,589
Other Assets & Liabilities, net - 0.9%		456,601
Total Net Assets - 100.0%		$52,805,190

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Illiquid security.

ADR — American Depositary Receipt
plc — Public Limited Company

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 20.0%
Information Technology - 4.4%
Apple, Inc.	15,557	$1,445,713
International Business Machines Corp.	4,828	875,172
Microsoft Corp.	18,843	785,753
Cisco Systems, Inc.	30,074	747,339
eBay, Inc.*	11,157	558,519
EMC Corp.	20,264	533,754
Corning, Inc.	22,473	493,282
Hewlett-Packard Co.	14,203	478,357
Intel Corp.	15,419	476,448
TE Connectivity Ltd.	7,449	460,646
Google, Inc. — Class A*	600	350,802
Oracle Corp.	8,609	348,923
Texas Instruments, Inc.	6,912	330,324
Automatic Data Processing, Inc.	3,966	314,424
QUALCOMM, Inc.	3,959	313,553
SanDisk Corp.	2,366	247,081
Total Information Technology		8,760,090
Health Care - 3.5%
Pfizer, Inc.	29,990	890,103
Merck & Company, Inc.	14,566	842,643
UnitedHealth Group, Inc.	7,769	635,115
Eli Lilly & Co.	9,734	605,163
Express Scripts Holding Co.*	8,225	570,239
Medtronic, Inc.	8,131	518,432
Aetna, Inc.	6,194	502,210
WellPoint, Inc.	4,148	446,366
Cardinal Health, Inc.	6,469	443,515
Cigna Corp.	4,683	430,696
Becton Dickinson and Co.	3,243	383,647
Johnson & Johnson	3,571	373,598
Bristol-Myers Squibb Co.	2,965	143,832
Gilead Sciences, Inc.*	1,586	131,496
Amgen, Inc.	1,063	125,827
Total Health Care		7,042,882
Consumer Staples - 3.2%
Procter & Gamble Co.	10,328	811,677
CVS Caremark Corp.	8,174	616,074
PepsiCo, Inc.	6,662	595,183
Wal-Mart Stores, Inc.	7,820	587,047
Altria Group, Inc.	13,704	574,746
Kraft Foods Group, Inc.	8,316	498,545
Archer-Daniels-Midland Co.	11,119	490,459
Kimberly-Clark Corp.	4,385	487,700
Mondelez International, Inc. — Class A	11,151	419,389
Philip Morris International, Inc.	4,725	398,365
Kellogg Co.	4,473	293,876
Kroger Co.	5,853	289,314
Costco Wholesale Corp.	1,935	222,835
General Mills, Inc.	4,006	210,475
Total Consumer Staples		6,495,685
Industrials - 2.9%
General Electric Co.	40,710	1,069,859
Caterpillar, Inc.	5,864	637,241
Boeing Co.	4,887	621,773
FedEx Corp.	3,798	574,941
General Dynamics Corp.	4,664	543,589
Lockheed Martin Corp.	3,308	531,695
Northrop Grumman Corp.	3,913	468,112
Raytheon Co.	4,715	434,959
Deere & Co.	4,277	387,282
Emerson Electric Co.	4,288	284,552
United Technologies Corp.	1,423	164,285
CSX Corp.	5,331	164,248
Total Industrials		5,882,536
Energy - 2.5%
Exxon Mobil Corp.	12,176	1,225,880
ConocoPhillips	8,473	726,390
Apache Corp.	4,833	486,296
Marathon Oil Corp.	12,077	482,114
Hess Corp.	3,696	365,497
Anadarko Petroleum Corp.	3,249	355,668
Valero Energy Corp.	4,741	237,524
Marathon Petroleum Corp.	2,918	227,808
Pioneer Natural Resources Co.	954	219,239
Phillips 66	2,560	205,901
Chevron Corp.	1,285	167,757
Baker Hughes, Inc.	1,814	135,052
Occidental Petroleum Corp.	1,306	134,035
Total Energy		4,969,161
Financials - 2.3%
JPMorgan Chase & Co.	16,805	968,304
Citigroup, Inc.	13,162	619,930
Prudential Financial, Inc.	5,993	531,999
Capital One Financial Corp.	6,042	499,069
Aflac, Inc.	7,777	484,118
MetLife, Inc.	8,486	471,482
Bank of America Corp.	28,032	430,852
Wells Fargo & Co.	6,817	358,302
Allstate Corp.	2,875	168,820
Berkshire Hathaway, Inc. — Class B*	986	124,788
Total Financials		4,657,664
Consumer Discretionary - 0.6%
Target Corp.	7,905	458,095
Comcast Corp. — Class A	6,085	326,643
Ford Motor Co.	12,267	211,483
General Motors Co.	4,738	171,989
Macy's, Inc.	2,184	126,716
Total Consumer Discretionary		1,294,926
Telecommunication Services - 0.3%
CenturyLink, Inc.	9,687	350,669
AT&T, Inc.	4,894	173,052
Verizon Communications, Inc.	2,606	127,512
Total Telecommunication Services		651,233
Utilities - 0.2%
Exelon Corp.	4,860	177,293
AES Corp.	9,022	140,292
Total Utilities		317,585
Materials - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	4,462	162,863

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 20.0% (continued)
Total Common Stocks
(Cost $36,746,128)		$40,234,625
EXCHANGE TRADED FUNDS†, 5 - 5.5%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	143,700	3,941,691
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	143,700	3,868,691
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	118,900	3,281,640
Total Exchange Traded Funds
(Cost $10,939,310)		11,092,022
MUTUAL FUNDS†, 5 - 28.8%
Guggenheim Strategy Fund III	1,043,229	26,070,289
Guggenheim Strategy Fund I	681,292	16,998,233
Guggenheim Strategy Fund II	320,384	8,000,000
Floating Rate Strategies Fund Institutional Class	129,565	3,485,298
Macro Opportunities Fund Institutional Class	126,408	3,442,081
Total Mutual Funds
(Cost $58,116,896)		57,995,901
SHORT TERM INVESTMENTS† - 4.6%
Dreyfus Treasury Prime Cash Management Fund	9,203,987	9,203,987
Total Short Term Investments
(Cost $9,203,987)		9,203,987
	Face Amount
ASSET BACKED SECURITIES†† - 23.3%
JP Morgan Mortgage Acquisition Trust
2007-CH3, 0.30% due 03/25/37[1]	$1,624,594	1,596,334
2006-CH2, 0.25% due 10/25/36[1]	914,750	911,989
Duane Street CLO IV Ltd.
2007-4A, 0.46% due 11/14/21[1,2]	2,205,312	2,170,690
Garrison Funding Ltd.
2013-2A, 2.03% due 09/25/23[1,2]	1,980,000	1,966,537
NewStar Commercial Loan Trust
2006-1A, 0.61% due 03/30/22[1,2]	900,000	876,690
2006-1A, 0.50% due 03/30/22[1,2]	501,522	497,861
2007-1A, 1.53% due 09/30/22[1,2]	500,000	465,600
Brentwood CLO Corp.
2006-1A, 0.50% due 02/01/22[1,2]	1,194,030	1,174,090
2006-1A, 1.05% due 02/01/22[1,2]	500,000	454,900
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/35[1]	1,691,507	1,597,648
Cornerstone CLO Ltd.
2007-1A, 0.45% due 07/15/21[1,2]	1,600,000	1,574,400
Goldman Sachs Asset Management CLO plc
2007-1A, 2.98% due 08/01/22[1,2]	1,500,000	1,468,800
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/24[1,2]	1,450,000	1,423,175
Salus CLO 2012-1 Ltd.
2013-1AN, 2.48% due 03/05/21[1,2]	1,400,000	1,397,620
Central Park CLO Ltd.
2011-1A, 3.43% due 07/23/22[1,2]	1,320,000	1,300,728
Aegis Asset Backed Securities Trust
2005-3, 0.62% due 08/25/35[1]	1,271,592	1,252,231
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due 10/15/23[1,2]	1,000,000	983,200
2014-1A, 2.23% due 10/15/23[1,2]	250,000	249,425
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.13% due 06/20/17[1,2]	1,250,000	1,223,000
Lehman XS Trust
2007-9, 0.27% due 06/25/37[1]	1,376,222	1,215,952
Symphony CLO IX, LP
2012-9A, 2.73% due 04/16/22[1,2]	700,000	700,700
2012-9A, 3.48% due 04/16/22[1,2]	500,000	500,000
Foothill CLO Ltd.
2007-1A, 0.47% due 02/22/21[1,2]	1,196,167	1,180,258
N-Star REL CDO VIII Ltd.
2006-8A, 0.44% due 02/01/41[1,2]	1,221,074	1,159,410
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.47% due 05/15/21[1,2]	1,150,000	1,127,920
Wells Fargo Home Equity Asset-Backed Securities Trust
2006-3, 0.30% due 01/25/37[1]	1,123,784	1,026,469
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[1]	1,100,000	1,022,376
Symphony CLO VII Ltd.
2011-7A, 3.43% due 07/28/21[1,2]	1,000,000	989,400
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.61% due 04/17/21[1,2]	1,000,000	967,100
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.58% due 06/25/35[1]	946,588	908,797

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 23.3% (continued)
Hewett's Island CDO Ltd.
2007-6A, 2.48% due 06/09/19[1,2]	$900,000	$882,360
TICC CLO LLC
2011-1A, 2.48% due 07/25/21[1,2]	850,000	850,000
Race Point V CLO Ltd.
2014-5AR, 3.08% due 12/15/22[1,2]	850,000	845,750
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.62% due 04/29/19[1,2]	900,000	839,700
California Republic Auto Receivables Trust
2013-2, 1.23% due 03/15/19	813,899	819,621
Northwoods Capital VII Ltd.
2006-7A, 1.78% due 10/22/21[1,2]	810,000	778,815
OFSI Fund V Ltd.
2013-5A, 3.43% due 04/17/25[1,2]	750,000	747,900
H2 Asset Funding Ltd.
2.05% due 03/19/37	750,000	746,550
Golub Capital Partners CLO 18 Ltd.
2014-18A, 2.73% due 04/25/26[1,2]	720,000	716,904
Triton Container Finance LLC
2012-1A, 4.21% due 05/14/27[2]	633,333	633,333
West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/41[1,2]	631,870	611,524
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/37[1]	636,898	604,846
Tricadia CDO Ltd.
2006-6A, 0.77% due 11/05/41[1,2]	600,000	554,940
Riverside Park CLO Ltd.
2011-1A, 2.98% due 09/27/21[1,2]	550,000	540,375
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.53% due 12/20/18[1,2]	534,179	532,683
Soundview Home Loan Trust
2003-1, 2.40% due 08/25/31[1]	506,263	516,403
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.22% due 08/15/23[1,2]	500,000	491,200
ACS Pass Through Trust
2007-1A, 0.46% due 06/14/37[1,2]	446,027	432,646
Race Point IV CLO Ltd.
2007-4A, 0.98% due 08/01/21[1,2]	450,000	429,345
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	400,000	400,000
Golub Capital Partners Fundings Ltd.
2007-1A, 0.48% due 03/15/22[1,2]	369,241	363,887
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[1,2]	240,481	240,481
Total Asset Backed Securities
(Cost $46,585,492)		46,962,563
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.6%
Boca Hotel Portfolio Trust
2013-BOCA,3.20% due 08/15/26[1,2]	1,550,000	1,554,429
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1,3.00% due 12/15/28[1,2]	1,500,000	1,519,532
Hilton USA Trust
2013-HLF,2.90% due 11/05/30[1,2]	1,350,000	1,355,941
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[1,2]	1,208,320	1,134,733
COMM Mortgage Trust
2007-FL14,0.90% due 06/15/22[1,2]	1,096,136	1,081,851
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8,0.23% due 06/15/20[1,2]	1,002,690	996,316
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6,6.33% due 09/10/47[1,2]	887,000	908,645
Banc of America Large Loan Trust
2007-BMB1,1.25% due 08/15/29[1,2]	800,000	799,810
Total Collateralized Mortgage Obligations
(Cost $9,247,119)		9,351,257
SENIOR FLOATING RATE INTERESTS†† - 2.8%
Industrials - 1.1%
Travelport Holdings Ltd.
6.25% due 06/26/19	1,554,300	1,588,495
Thermasys Corp.
5.25% due 05/03/19	637,813	634,623
Total Industrials		2,223,118
Financials - 0.8%
National Financial Partners
5.25% due 07/01/20	1,267,204	1,272,906
First Data Corp.
4.15% due 03/23/18	150,000	150,188
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	108,622	108,033
Total Financials		1,531,127
Information Technology - 0.5%
Blue Coat Systems, Inc.
4.00% due 05/31/19	1,039,900	1,039,463

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 2.8% (continued)
Energy - 0.3%
Pacific Drilling
4.50% due 05/18/18	$663,300	$665,164
Consumer Discretionary - 0.1%
Sears Holdings Corp.
5.50% due 06/30/18	199,000	201,062
Laureate Education, Inc.
5.00% due 06/15/18	13,803	13,475
Total Consumer Discretionary		214,537
Total Senior Floating Rate Interests
(Cost $5,594,131)		5,673,409
CORPORATE BONDS†† - 1.9%
Financials - 0.6%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17	1,170,000	1,183,162
Telecommunication Services - 0.6%
Level 3 Financing, Inc.
3.82% due 01/15/18[1,2]	1,120,000	1,139,600
Industrials - 0.3%
International Lease Finance Corp.
2.18% due 06/15/16[1]	640,000	644,000
Consumer Staples - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19	500,000	546,875
Consumer Discretionary - 0.1%
Vail Resorts, Inc.
6.50% due 05/01/19	250,000	262,813
Total Corporate Bonds
(Cost $3,735,215)		3,776,450
MORTGAGE BACKED SECURITIES†† - 1.5%
HSI Asset Securitization Corporation Trust
2007-WF1,0.32% due 05/25/37[1]	2,366,969	2,198,102
HarborView Mortgage Loan Trust
2006-12,0.35% due 01/19/38[1]	1,065,766	918,767
Total Mortgage Backed Securities
(Cost $3,071,712)		3,116,869
MUNICIPAL BONDS†† - 0.2%
Michigan - 0.1%
Michigan Finance Authority Revenue Notes
4.37% due 08/20/14	300,000	301,575
Total Municipal Bonds
(Cost $300,000)		301,575
Total Investments - 93.2%
(Cost $183,539,990)		$187,708,658
Other Assets & Liabilities, net - 6.8%		13,789,719
Total Net Assets - 100.0%		$201,498,377

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. June 2015 S&P 500 Total Return Index Swap, Terminating 06/03/15[3] (Notional Value $101,638,584)	28,613	$4,263,917
Bank of America August 2015 S&P 500 Total Return Index Swap, Terminating 08/05/15[3] (Notional Value $40,001,099)	11,261	–
Bank of America August 2014 S&P 500 Index Swap, Terminating 08/05/14[4] (Notional Value $18,100,764)	9,234	–
(Total Notional Value $159,740,447)		$4,263,917

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2014.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $44,834,203 (cost $44,536,902), or 22.3% of total net assets.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.
[4]	Based on S&P 500 Index +/- financing at a variable rate.
[5]	Affiliated issuer — See Note 7.
plc — Public Limited Company

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 20.2%
Information Technology - 4.3%
NetApp, Inc.	6,598	$240,959
SanDisk Corp.	1,881	196,433
Juniper Networks, Inc.*	7,622	187,044
Western Union Co.	10,520	182,416
Symantec Corp.	7,843	179,605
Motorola Solutions, Inc.	2,530	168,422
Intuit, Inc.	1,831	147,449
Fidelity National Information Services, Inc.	2,649	145,006
Paychex, Inc.	3,223	133,948
Harris Corp.	1,607	121,730
Fiserv, Inc.*	1,949	117,564
Rovi Corp.*	4,889	117,140
DST Systems, Inc.	1,180	108,761
ARRIS Group, Inc.*	3,328	108,260
Teradata Corp.*	2,550	102,510
Broadcom Corp. — Class A	2,673	99,222
ON Semiconductor Corp.*	10,588	96,774
Xilinx, Inc.	2,022	95,661
Anixter International, Inc.	905	90,563
Booz Allen Hamilton Holding Corp.	3,818	81,094
Total System Services, Inc.	2,491	78,242
Maxim Integrated Products, Inc.	2,304	77,898
Applied Materials, Inc.	3,436	77,482
Electronic Arts, Inc.*	2,055	73,713
VeriSign, Inc.*	1,435	70,043
Alliance Data Systems Corp.*	231	64,969
Cadence Design Systems, Inc.*	3,493	61,093
Broadridge Financial Solutions, Inc.	1,400	58,296
Citrix Systems, Inc.*	929	58,109
SS&C Technologies Holdings, Inc.*	1,275	56,381
FactSet Research Systems, Inc.	461	55,449
Jack Henry & Associates, Inc.	930	55,270
Solera Holdings, Inc.	820	55,063
Aruba Networks, Inc.*	3,081	53,979
Global Payments, Inc.	729	53,108
Genpact Ltd.*	3,020	52,941
TIBCO Software, Inc.*	2,515	50,728
IAC/InterActiveCorp	701	48,530
Total Information Technology		3,821,855
Industrials - 4.4%
Fluor Corp.	2,680	206,092
Stanley Black & Decker, Inc.	2,178	191,272
Avis Budget Group, Inc.*	3,203	191,187
Waste Management, Inc.	4,108	183,751
Hertz Global Holdings, Inc.*	6,513	182,559
United Continental Holdings, Inc.*	4,381	179,929
Ingersoll-Rand plc	2,848	178,028
RR Donnelley & Sons Co.	9,933	168,464
Dover Corp.	1,849	168,167
Huntington Ingalls Industries, Inc.	1,621	153,330
AECOM Technology Corp.*	4,286	138,009
Southwest Airlines Co.	4,816	129,358
Pitney Bowes, Inc.	4,316	119,208
Waste Connections, Inc.	2,402	116,617
WW Grainger, Inc.	418	106,285
Delta Air Lines, Inc.	2,724	105,473
Nielsen N.V.	1,986	96,141
IHS, Inc. — Class A*	625	84,794
Carlisle Companies, Inc.	931	80,643
United Rentals, Inc.*	763	79,909
Rockwell Automation, Inc.	637	79,727
Masco Corp.	3,433	76,213
Kirby Corp.*	627	73,447
Lincoln Electric Holdings, Inc.	907	63,381
Alaska Air Group, Inc.	659	62,638
Roper Industries, Inc.	422	61,616
Cintas Corp.	919	58,393
Dun & Bradstreet Corp.	524	57,745
Manitowoc Company, Inc.	1,710	56,190
Allison Transmission Holdings, Inc.	1,797	55,887
Spirit AeroSystems Holdings, Inc. — Class A*	1,637	55,167
KAR Auction Services, Inc.	1,706	54,370
PACCAR, Inc.	859	53,971
Equifax, Inc.	729	52,882
Pall Corp.	617	52,686
Total Industrials		3,773,529
Health Care - 3.2%
Endo International plc*	3,975	278,329
Hologic, Inc.*	8,254	209,240
DaVita HealthCare Partners, Inc.*	2,685	194,179
Cigna Corp.	1,889	173,732
HCA Holdings, Inc.*	3,034	171,056
St. Jude Medical, Inc.	2,160	149,580
Laboratory Corporation of America Holdings*	1,393	142,643
Universal Health Services, Inc. — Class B	1,331	127,457
Quest Diagnostics, Inc.	1,880	110,337
Becton Dickinson and Co.	918	108,599
Intuitive Surgical, Inc.*	253	104,185
Perrigo Company plc	683	99,554
Aetna, Inc.	1,143	92,674
Alexion Pharmaceuticals, Inc.*	562	87,812
CR Bard, Inc.	596	85,234
Agilent Technologies, Inc.	1,443	82,886
Henry Schein, Inc.*	680	80,696
Mylan, Inc.*	1,400	72,184
Vertex Pharmaceuticals, Inc.*	735	69,590
Illumina, Inc.*	389	69,452
Salix Pharmaceuticals Ltd.*	493	60,812
Catamaran Corp.*	1,254	55,377
Varian Medical Systems, Inc.*	641	53,293
Cerner Corp.*	1,021	52,663
Total Health Care		2,731,564
Consumer Discretionary - 3.1%
Omnicom Group, Inc.	2,754	196,139
Macy's, Inc.	3,211	186,301
Bed Bath & Beyond, Inc.*	2,331	133,753
Liberty Interactive Corp. — Class A*	4,310	126,542
News Corp. — Class A*	6,381	114,475
Discovery Communications, Inc. — Class A*	1,496	111,123
VF Corp.	1,532	96,515

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 20.2% (continued)
Consumer Discretionary - 3.1% (continued)
Delphi Automotive plc	1,392	$95,686
Harley-Davidson, Inc.	1,367	95,485
Best Buy Company, Inc.	2,763	85,681
Wyndham Worldwide Corp.	1,107	83,822
Mattel, Inc.	2,071	80,707
The Gap, Inc.	1,920	79,814
DISH Network Corp. — Class A*	1,210	78,747
Starwood Hotels & Resorts Worldwide, Inc.	935	75,567
Interpublic Group of Companies, Inc.	3,531	68,890
Dollar General Corp.*	1,185	67,972
Whirlpool Corp.	464	64,598
Wynn Resorts Ltd.	298	61,853
H&R Block, Inc.	1,792	60,068
Charter Communications, Inc. — Class A*	365	57,809
Goodyear Tire & Rubber Co.	2,069	57,477
Scripps Networks Interactive, Inc. — Class A	701	56,879
Netflix, Inc.*	127	55,956
PetSmart, Inc.	935	55,913
Genuine Parts Co.	635	55,753
Ross Stores, Inc.	843	55,748
Coach, Inc.	1,604	54,841
O'Reilly Automotive, Inc.*	363	54,668
Nordstrom, Inc.	803	54,548
PVH Corp.	461	53,753
Cablevision Systems Corp. — Class A	3,013	53,179
Jarden Corp.*	818	48,548
Darden Restaurants, Inc.	991	45,854
Total Consumer Discretionary		2,724,664
Consumer Staples - 2.8%
Kroger Co.	4,966	245,470
Dr Pepper Snapple Group, Inc.	3,218	188,511
JM Smucker Co.	1,627	173,388
Coca-Cola Enterprises, Inc.	3,527	168,520
Mead Johnson Nutrition Co. — Class A	1,716	159,880
Whole Foods Market, Inc.	4,024	155,447
ConAgra Foods, Inc.	4,821	143,087
Campbell Soup Co.	3,003	137,567
Constellation Brands, Inc. — Class A*	1,449	127,700
Clorox Co.	1,369	125,127
Lorillard, Inc.	1,850	112,795
Ingredion, Inc.	1,332	99,953
Kellogg Co.	1,425	93,623
Avon Products, Inc.	6,166	90,085
Hershey Co.	906	88,217
Hormel Foods Corp.	1,383	68,251
Church & Dwight Company, Inc.	794	55,540
McCormick & Company, Inc.	759	54,337
Brown-Forman Corp. — Class B	570	53,677
Rite Aid Corp.*	7,364	52,800
Total Consumer Staples		2,393,975
Energy - 1.7%
Pioneer Natural Resources Co.	789	181,319
ONEOK, Inc.	1,841	125,335
FMC Technologies, Inc.*	1,958	119,575
Concho Resources, Inc.*	800	115,600
Equities Corp.	890	95,141
Cabot Oil & Gas Corp.	2,785	95,080
Southwestern Energy Co.*	2,075	94,392
CVR Energy, Inc.	1,954	94,163
Cameron International Corp.*	1,271	86,059
Range Resources Corp.	984	85,559
Noble Energy, Inc.	1,084	83,967
SM Energy Co.	790	66,439
Cheniere Energy, Inc.*	920	65,964
Kosmos Energy Ltd.*	5,057	56,790
QEP Resources, Inc.	1,557	53,717
Cobalt International Energy, Inc.*	2,859	52,463
Total Energy		1,471,563
Financials - 0.5%
Progressive Corp.	3,884	98,499
Intercontinental Exchange, Inc.	386	72,915
T. Rowe Price Group, Inc.	703	59,340
Ameriprise Financial, Inc.	466	55,920
American Financial Group, Inc.	915	54,497
Axis Capital Holdings Ltd.	1,174	51,985
Total Financials		393,156
Materials - 0.1%
International Paper Co.	1,874	94,581
Telecommunication Services - 0.1%
Intelsat S.A.*	2,778	52,338
Total Common Stocks
(Cost $16,092,464)		17,457,225
EXCHANGE TRADED FUNDS†, 4 - 5.6%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	60,500	1,659,515
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	60,400	1,626,089
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	56,400	1,556,640
Total Exchange Traded Funds
(Cost $4,775,403)		4,842,244
MUTUAL FUNDS†, 4 - 29.4%
Guggenheim Strategy Fund III	441,382	11,030,128
Guggenheim Strategy Fund I	320,608	7,999,169
Guggenheim Strategy Fund II	140,168	3,500,000
Floating Rate Strategies Fund Institutional Class	53,580	1,441,289
Macro Opportunities Fund Institutional Class	52,274	1,423,417
Total Mutual Funds
(Cost $25,446,237)		25,394,003
SHORT TERM INVESTMENTS† - 4.4%
Dreyfus Treasury Prime Cash Management Fund	3,789,612	3,789,612
Total Short Term Investments
(Cost $3,789,612)		3,789,612

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 23.5%
JP Morgan Mortgage Acquisition Trust
2007-CH3, 0.30% due 03/25/37[1]	$726,888	$714,243
2006-CH2, 0.25% due 10/25/36[1]	371,502	370,381
NewStar Commercial Loan Trust
2007-1A, 1.53% due 09/30/22[1,2]	500,000	465,600
2006-1A, 0.61% due 03/30/22[1,2]	400,000	389,640
2006-1A, 0.50% due 03/30/22[1,2]	227,965	226,301
Duane Street CLO IV Ltd.
2007-4A, 0.46% due 11/14/21[1,2]	915,413	901,040
Garrison Funding 2013-2 Ltd.
2013-2A, 2.03% due 09/25/23[1,2]	830,000	824,355
N-Star REL CDO VIII Ltd.
2006-8A, 0.44% due 02/01/41[1,2]	842,120	799,592
Brentwood CLO Corp.
2006-1A, 0.50% due 02/01/22[1,2]	490,405	482,216
2006-1A, 1.05% due 02/01/22[1,2]	250,000	227,450
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/35[1]	735,438	694,630
Salus CLO 2012-1 Ltd.
2013-1AN, 2.48% due 03/05/21[1,2]	600,000	598,980
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due 10/15/23[1,2]	350,000	344,120
2014-1A, 2.23% due 10/15/23[1,2]	250,000	249,425
Cornerstone CLO Ltd.
2007-1A, 0.45% due 07/15/21[1,2]	600,000	590,400
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/24[1,2]	600,000	588,900
Central Park CLO Ltd.
2011-1A, 3.43% due 07/23/22[1,2]	550,000	541,970
Aegis Asset Backed Securities Trust
2005-3, 0.62% due 08/25/35[1]	544,968	536,670
Lehman XS Trust
2007-9, 0.27% due 06/25/37[1]	576,799	509,627
Symphony CLO IX, LP
2012-9A, 3.48% due 04/16/22[1,2]	500,000	500,000
TICC CLO LLC
2011-1A, 2.48% due 07/25/21[1,2]	500,000	500,000
Foothill CLO Ltd.
2007-1A, 0.47% due 02/22/21[1,2]	502,847	496,160
Symphony CLO VII Ltd.
2011-7A, 3.43% due 07/28/21[1,2]	500,000	494,700
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.47% due 05/15/21[1,2]	500,000	490,400
Goldman Sachs Asset Management CLO plc
2007-1A, 2.98% due 08/01/22[1,2]	500,000	489,600
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.13% due 06/20/17[1,2]	500,000	489,200
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust
2006-3, 0.30% due 01/25/37[1]	466,477	426,082
Race Point V CLO Ltd.
2014-5AR, 3.08% due 12/15/22[1,2]	400,000	398,000
Hewett's Island CDO Ltd.
2007-6A, 2.48% due 06/09/19[1,2]	400,000	392,160
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.61% due 04/17/21[1,2]	400,000	386,840
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.62% due 04/29/19[1,2]	400,000	373,200
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[1]	400,000	371,773
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.58% due 06/25/35[1]	386,866	371,421
Northwoods Capital VII Ltd.
2006-7A, 1.78% due 10/22/21[1,2]	340,000	326,910
Golub Capital Partners CLO 18 Ltd.
2014-18A, 2.73% due 04/25/26[1,2]	310,000	308,667
OFSI Fund V Ltd.
2013-5A, 3.43% due 04/17/25[1,2]	300,000	299,160
H2 Asset Funding Ltd.
2.05% due 03/19/37	300,000	298,620
California Republic Auto Receivables Trust
2013-2, 1.23% due 03/15/19	287,258	289,278
Triton Container Finance LLC
2012-1A, 4.21% due 05/14/27[2]	277,083	277,083
West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/41[1,2]	267,330	258,722
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/37[1]	267,086	253,645

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 23.5% (continued)
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	$250,000	$250,000
Riverside Park CLO Ltd.
2011-1A, 2.98% due 09/27/21[1,2]	250,000	245,625
Race Point IV CLO Ltd.
2007-4A, 0.98% due 08/01/21[1,2]	250,000	238,525
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.77% due 11/05/41[1,2]	250,000	231,225
Soundview Home Loan Trust
2003-1, 2.40% due 08/25/31[1]	210,605	214,824
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.53% due 12/20/18[1,2]	213,672	213,073
ACS 2007-1 Pass Through Trust
2007-1A, 0.46% due 06/14/37[1,2]	169,915	164,818
Golub Capital Partners Fundings Ltd.
2007-1A, 0.48% due 03/15/22[1,2]	161,543	159,201
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[1,2]	99,199	99,199
Total Asset Backed Securities
(Cost $20,198,354)		20,363,651
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.5%
Boca Hotel Portfolio Trust
2013-BOCA,3.20% due 08/15/26[1,2]	650,000	651,856
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1,3.00% due 12/15/28[1,2]	600,000	607,813
Hilton USA Trust
2013-HLF,2.90% due 11/05/30[1,2]	600,000	602,641
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[1,2]	533,082	500,618
COMM 2007-FL14 Mortgage Trust
2007-FL14,0.90% due 06/15/22[1,2]	449,942	444,078
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8,0.23% due 06/15/20[1,2]	422,995	420,306
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6,6.33% due 09/10/47[1,2]	354,800	363,458
Banc of America Large Loan Trust
2007-BMB1,1.25% due 08/15/29[1,2]	330,000	329,922
Total Collateralized Mortgage Obligations
(Cost $3,871,210)		3,920,692
SENIOR FLOATING RATE INTERESTS†† - 2.8%
Industrials - 1.1%
Travelport Holdings Ltd.
6.25% due 06/26/19	643,500	657,657
Thermasys Corp.
5.25% due 05/03/19	264,938	263,613
Total Industrials		921,270
Financials - 0.8%
National Financial Partners
5.25% due 07/01/20	524,702	527,063
First Data Corp.
4.15% due 03/23/18	100,000	100,125
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	98,747	98,212
Total Financials		725,400
Information Technology - 0.5%
Blue Coat Systems, Inc.
4.00% due 05/31/19	457,299	457,106
Energy - 0.3%
Pacific Drilling
4.50% due 05/18/18	217,800	218,412
Consumer Discretionary - 0.1%
Sears Holdings Corp.
5.50% due 06/30/18	99,500	100,531
Total Senior Floating Rate Interests
(Cost $2,389,698)		2,422,719
CORPORATE BONDS†† - 1.8%
Telecommunication Services - 0.5%
Level 3 Financing, Inc.
3.82% due 01/15/18[1,2]	480,000	488,400
Financials - 0.6%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17	480,000	485,400
Industrials - 0.3%
International Lease Finance Corp.
2.18% due 06/15/16[1]	270,000	271,688
Consumer Staples - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19	200,000	218,750
Consumer Discretionary - 0.1%
Vail Resorts, Inc.
6.50% due 05/01/19	100,000	105,125
Total Corporate Bonds
(Cost $1,552,348)		1,569,363
MORTGAGE BACKED SECURITIES†† - 1.5%
HSI Asset Securitization Corporation Trust
2007-WF1,0.32% due 05/25/37[1]	998,565	927,324
HarborView Mortgage Loan Trust
2006-12,0.35% due 01/19/38[1]	409,910	353,372
Total Mortgage Backed Securities
(Cost $1,263,394)		1,280,696

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
MUNICIPAL BONDS†† - 0.1%
Michigan - 0.1%
Michigan Finance Authority Revenue Notes
4.37% due 08/20/14	$120,000	$120,630
Total Municipal Bonds
(Cost $120,000)		120,630
Total Investments - 93.8%
(Cost $79,498,720)		$81,160,835
Other Assets & Liabilities, net - 6.2%		5,368,682
Total Net Assets - 100.0%		$86,529,517

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $390,400)	4	$98,938
September 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $384,200)	5	79,825
September 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,573,880)	11	35,495
(Total Aggregate Value of Contracts $2,348,480)		$214,258

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. June 2015 Russell MidCap Growth Total Return Index Swap, Terminating 06/03/15[3] (Notional Value $43,959,043)	21,873	$2,430,569
Bank of America August 2014 Russell MidCap Growth Total Return Index Swap, Terminating 08/05/14[3] (Notional Value $19,037,521)	9,473	95
Bank of America August 2014 Russell MidCap Growth Index Swap, Terminating 08/05/14[5] (Notional Value $5,800,153)	8,107	–
(Total Notional Value $68,759,373)		$2,430,664

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2014.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $19,471,550 (cost $19,331,727), or 22.5% of total net assets.
[3]	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate.
[4]	Affiliated issuer — See Note 7.
[5]	Based on Russell MidCap Growth Index +/- financing at a variable rate.

plc — Public Limited Company

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
PREFERRED STOCKS†† - 2.4%
Aspen Insurance Holdings Ltd.
5.95% due 07/01/23†	94,000	$2,340,600
Goldman Sachs Group, Inc.
5.50% due 05/10/23†	52,100	1,276,450
Seaspan Corp.
6.38% due 04/30/19*,†	44,000	1,124,200
Wells Fargo & Co.
5.85%†	30,000	778,200
GSC Partners CDO Fund Limited / GSC Partners CDO Fund Corp.
due 11/20/16*	1,325	471,621
Morgan Stanley
7.13%†	16,000	445,920
AgriBank FCB
6.88%†	2,500	265,625
City National Corp.†	8,000	222,240
WhiteHorse II Ltd.
due 06/15/17*	450,000	4,500
Total Preferred Stocks
(Cost $7,019,439)		6,929,356
MUTUAL FUNDS†,5 - 1.7%
Guggenheim Limited Duration Fund - Institutional Class	201,018	5,031,493
Total Mutual Funds
(Cost $5,031,466)		5,031,493
SHORT TERM INVESTMENTS† - 9.6%
Federated U.S. Treasury Cash Reserve Fund	27,812,512	27,812,512
Total Short Term Investments
(Cost $27,812,512)		27,812,512
	Face Amount
ASSET BACKED SECURITIES†† - 44.7%
Rockwall CDO II Ltd.
2007-1A, 0.78% due 08/01/24[1,2]	$1,900,000	1,675,800
2007-1A, 0.48% due 08/01/24[1,2]	1,740,241	1,653,577
Copper River CLO Ltd.
2007-1A, 0.00% due 01/20/21[1,2]	1,500,000	1,700,400
2007-1A, 0.63% due 01/20/21[1,2]	1,000,000	956,400
2007-1A, 1.03% due 01/20/21[1,2]	500,000	454,050
GSAA Trust
2005-10, 0.80% due 06/25/35[1]	3,312,000	3,098,918
Rockwall CDO Ltd.
2006-1A, 0.73% due 08/01/21[1,2]	2,900,000	2,741,079
2006-1A, 0.88% due 08/01/21[1,2]	200,000	183,020
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29†††	2,407,500	2,416,648
2014-1, 7.50% due 02/15/29†††	481,500	482,078
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.47% due 05/15/21[1,2]	2,900,000	2,844,319
RAIT CRE CDO I Ltd.
2006-1X, 0.48% due 11/20/46†††,1	3,213,193	2,840,462
N-Star Real Estate CDO IX Ltd.
0.44% due 02/01/41[6]	2,694,784	2,559,237
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[2]	2,012,500	2,037,656
2013-1, 6.35% due 10/15/38[2]	431,250	438,797
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/43[2]	2,305,938	2,368,463
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.33% due 01/15/23[1,2]	1,250,000	1,261,125
2012-1A, 0.00% due 01/15/23[2]	1,000,000	904,800
T2 Income Fund CLO Ltd.
2007-1A, 1.73% due 07/15/19[1,2]	1,250,000	1,215,625
2007-1X, 1.73% due 07/15/19[1]	925,000	899,563
Genesis Funding Ltd.
2006-1A, 0.40% due 12/19/32[1,2]	2,145,933	2,060,096
Telos CLO Ltd.
2013-3A, 3.23% due 01/17/24[1,2]	2,000,000	1,967,200
ALM VII R Ltd.
2013-7RA, 2.84% due 04/24/24[1,2]	2,000,000	1,957,800
TICP CLO I Ltd.
2014-1A, 3.23% due 04/26/26[1,2]	2,000,000	1,953,800
Greywolf CLO III Ltd.
2014-1A, 3.08% due 04/22/26[1,2]	2,000,000	1,952,800
Duane Street CLO IV Ltd.
2007-4A, 2.48% due 11/14/21[1,2]	2,000,000	1,931,000
GSAA Home Equity Trust
2006-18, 6.00% due 11/25/36	1,775,608	1,229,099
2007-7, 0.42% due 07/25/37[1]	716,937	616,929
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/35[1]	1,912,138	1,806,038
Newstar Trust
2012-2A, 4.49% due 01/20/23[1,2]	1,000,000	1,000,000

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 44.7% (continued)
2012-2A, 3.49% due 01/20/23[1,2]	$750,000	$751,650
Westchester CLO Ltd.
2007-1A, 0.67% due 08/01/22[1,2]	1,850,000	1,686,830
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	1,506,738	1,646,891
Race Point V CLO Ltd.
2014-5AR, 3.08% due 12/15/22[1,2]	1,100,000	1,094,500
2014-5AR, 3.98% due 12/15/22[1,2]	500,000	497,500
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.76% due 07/25/25[2]	700,000	696,010
2014-1A, 2.83% due 07/25/25[1,2]	500,000	500,800
2014-1A, 3.53% due 07/25/25[1,2]	400,000	390,960
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.50% due 08/15/56[1,2]	1,775,089	1,537,049
ALM XIV Ltd.
2014-14A, 3.18% due 07/28/26[1,2]	750,000	739,500
2014-14A, 2.33% due 07/28/26[1,2]	500,000	494,500
2014-14A, 3.68% due 07/28/26[1,2]	300,000	285,870
ARES XXVI CLO Ltd.
2013-1A, 0.00% due 04/15/25[2]	1,850,000	1,504,050
MCF CLO I LLC
2013-1A, 3.78% due 04/20/23[1,2]	1,500,000	1,483,050
ACA CLO 2007-1 Ltd.
2007-1A, 1.18% due 06/15/22[1,2]	1,575,000	1,481,603
OCP CLO 2014-6 Ltd.
2014-6A, 2.31% due 07/17/26[1,2]	1,500,000	1,481,550
Octagon Investment Partners XIX Ltd.
2014-1A, 3.08% due 04/15/26[1,2]	1,500,000	1,471,950
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48†††,2	1,466,023	1,468,662
Northwoods Capital Ltd.
2006-7X, 1.77% due 10/22/21	1,500,000	1,442,250
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.60% due 07/10/17†††,1	1,469,593	1,426,681
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37†††,2,3	1,390,390	1,413,749
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.41% due 07/09/17†††	1,352,000	1,287,915
N-Star REL CDO VIII Ltd.
2006-8A, 0.51% due 02/01/41[1,2]	1,400,000	1,251,320
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.41% due 04/25/36[1]	1,400,000	1,250,050
COA Summit CLO Limited
2014-1A, 3.04% due 04/20/23[1,2]	1,250,000	1,239,750
Babson CLO Limited 2014-I
2014-IA, 0.00% due 07/12/25†††,2	1,300,000	1,235,000
Venture XIV CLO Ltd.
2013-14A, 2.98% due 08/28/25[1,2]	1,250,000	1,207,875
Drug Royalty II Limited Partnership 2
2014-1, 3.08% due 07/15/23[1,2]	1,100,000	1,100,000
Halcyon Loan Advisors Funding 2012-2 Ltd.
2012-2A, 4.73% due 12/20/24[1,2]	600,000	602,340
2012-2A, 3.08% due 12/20/24[1,2]	500,000	490,100
Marathon CLO II Ltd.
2005-2A, 2.03% due 12/20/19[1,2]	1,000,000	981,100
2005-2A, 0.00% due 12/20/19[2]	250,000	108,100
Salus CLO 2012-1 Ltd.
2013-1A, 5.73% due 03/05/21[1,2]	750,000	777,600
2013-1AN, 3.98% due 03/05/21[1,2]	300,000	299,310
Centerline REIT, Inc.
2004-RR3, 4.76% due 09/21/45[1,2]	1,050,274	1,068,654
Apidos CDO III Ltd.
2006-3A, 1.98% due 06/12/20[1,2]	1,100,000	1,063,810
Highland Park CDO I Ltd.
2006-1A, 0.56% due 11/25/51[1,2]	1,108,376	1,053,622
Telos CLO 2007-2 Ltd.
2007-2A, 2.43% due 04/15/22[1,2]	1,100,000	1,045,880
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.73% due 04/28/26[1,2]	650,000	637,000
2014-3A, 3.48% due 04/28/26[1,2]	400,000	398,120
CIT Mortgage Loan Trust
2007-1, 1.60% due 10/25/37[1,2]	1,100,000	1,017,091

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 44.7% (continued)
Dryden Senior Loan Fund
2014-23RA, 3.18% due 07/17/23[1,2]	$1,000,000	$1,000,000
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.23% due 12/20/18[1,2]	1,036,000	998,600
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 3.06% due 07/15/23[1,2]	1,000,000	994,800
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.68% due 10/20/25[1,2]	1,000,000	991,500
West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/41[1,2]	1,015,853	983,142
FREMF Mortgage Trust
2012-K501, 3.61% due 11/25/46[1,2]	950,000	974,670
San Gabriel CLO Ltd.
2007-1A, 2.48% due 09/10/21[1,2]	1,000,000	952,600
Icon Brands Holdings LLC
2013-1A, 4.35% due 01/25/43†††,2	940,955	947,353
CCR, Inc.
2012-CA, 4.75% due 07/10/22[2]	950,000	938,802
Churchill Financial Cayman Ltd.
2007-1A, 2.83% due 07/10/19[1,2]	1,000,000	931,800
Spirit Master Funding LLC
2014-3A, 5.74% due 03/20/22[2]	535,958	592,394
2014-2A, 5.76% due 03/20/22[2]	204,304	225,883
Finn Square CLO Ltd.
2012-1A, 0.00% due 12/24/23[2]	1,000,000	804,300
Acis CLO 2013-1 Ltd.
2013-1A, 3.18% due 04/18/24[1,2]	800,000	783,840
ARES XII CLO Ltd.
2007-12A, 3.48% due 11/25/20[1,2]	750,000	743,700
Central Park CLO Ltd.
2011-1A, 3.43% due 07/23/22[1,2]	750,000	739,050
GSAMP Trust
2005-HE6, 0.59% due 11/25/35[1]	800,000	716,462
Triton Container Finance LLC
2012-1A, 4.21% due 05/14/27[2]	704,583	704,583
Lehman XS Trust
2007-9, 0.27% due 06/25/37[1]	789,304	697,384
Grayson CLO Ltd.
2006-1A, 0.64% due 11/01/21[1,2]	750,000	695,325
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.78% due 09/20/23[1,2]	700,000	695,240
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[1]	700,000	650,603
Black Diamond CLO 2012-1 Ltd.
2013-1A, 3.48% due 02/01/23[1,2]	650,000	650,000
Saxon Asset Securities Trust
2005-4, 0.59% due 11/25/37[1]	750,000	644,739
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.44% due 07/28/26†††,1,2	600,000	599,220
Ares XXV CLO Ltd.
2013-3A, 0.00% due 01/17/24[2]	750,000	598,950
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.45% due 11/14/33[1,2]	702,335	596,985
Blade Engine Securitization Ltd.
2006-1A, 1.15% due 09/15/41[1]	832,956	588,059
New Century Home Equity Loan Trust
2005-1, 0.87% due 03/25/35[1]	646,360	559,318
KKR Financial CLO 2007-A Corp.
2007-AA, 4.73% due 10/15/17[1,2]	500,000	501,950
Pacifica CDO V Corp.
2006-5A, 5.81% due 01/26/20[2]	500,000	501,600
GoldenTree Credit Opportunities 2012-1 Financing Ltd.
2012-1A, 4.23% due 09/15/24[1,2]	500,000	501,150
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.23% due 01/15/22[1,2]	250,000	251,050
2011-3A, 6.73% due 01/15/22[1,2]	250,000	250,000
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	500,000	500,000
Apidos CDO IX
2012-9A, 3.98% due 07/15/23[1,2]	500,000	500,000
Cerberus Offshore Levered I, LP
2012-1A, 6.23% due 11/30/18[1,2]	250,000	250,050
2012-1A, 4.98% due 11/30/18[1,2]	250,000	249,825

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 44.7% (continued)
Golub Capital Partners CLO 18 Ltd.
2014-18A, 3.73% due 04/25/26[1,2]	$500,000	$497,300
Newstar Commercial Loan Funding 2014-1 LLC
2014-1A, 3.92% due 04/20/25[1,2]	500,000	497,150
KKR CLO Trust
2012-1A, 3.53% due 12/15/24[1,2]	500,000	496,300
Garrison Funding 2013-2 Ltd.
2013-2A, 3.63% due 09/25/23[1,2]	500,000	494,750
OZLM Funding V Ltd.
2013-5A, 3.26% due 01/17/26[1,2]	500,000	494,100
CIFC Funding 2014 Ltd.
2014-1A, 2.96% due 04/18/25[1,2]	500,000	485,625
AMMC CDO
2014-14A, 3.03% due 07/27/26[1,2]	500,000	484,650
MC Funding Limited / MC Funding 2006-1 LLC
2006-1A, 1.18% due 12/20/20[1,2]	500,000	479,400
Gleneagles CLO Ltd.
2005-1A, 1.13% due 11/01/17[1,2]	500,000	478,000
Flagship CLO VI
2007-1A, 2.63% due 06/10/21[1,2]	500,000	474,650
Golub Capital Partners Fundings Ltd.
2007-1A, 0.98% due 03/15/22[1,2]	500,000	474,000
ICE EM CLO
2007-1A, 0.93% due 08/15/22[1,2]	500,000	471,250
ColumbusNova CLO Limited 2007-I
2007-1A, 1.58% due 05/16/19[1,2]	500,000	470,950
NewStar Commercial Loan Trust
2007-1A, 1.53% due 09/30/22[1,2]	500,000	465,600
TCW Global Project Fund III Ltd.
2005-1A, 0.88% due 09/01/17†††,1,2	500,000	464,750
Westwood CDO I Ltd.
2007-1A, 0.90% due 03/25/21[1,2]	500,000	463,350
Northwind Holdings LLC
2007-1A, 1.01% due 12/01/37[1,2]	440,750	398,879
Golub Capital Partners CLO 17 Ltd.
2013-17A, 4.06% due 10/25/25[1,2]	400,000	398,520
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/24[1,2]	400,000	392,600
Acis CLO 2013-2 Ltd.
3.44% due 10/14/22[1,2]	375,000	373,275
Airplanes Pass Through Trust
2001-1A, 0.70% due 03/15/19[1]	779,254	366,250
OFSI Fund Ltd.
2006-1A, 1.08% due 09/20/19[1,2]	370,000	355,274
TICC CLO 2012-1 LLC
2012-1A, 4.98% due 08/25/23[1,2]	350,000	351,610
Aerco Ltd.
2000-2A, 0.58% due 07/15/25[1]	627,683	345,226
Covanta Holding Corp.
due 07/20/26	350,000	342,160
Great Lakes CLO 2014-1 Ltd.
2014-1A, 3.92% due 04/15/25†††,1,2	250,000	249,975
Cent CLO 21 Ltd.
2014-21A, 3.03% due 07/27/26†††,1,2	250,000	243,125
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/04/24[2]	250,000	235,175
Eastland CLO Ltd.
2007-1A, 0.63% due 05/01/22[1,2]	250,000	232,700
Drug Royalty Limited Partnership 1
2012-1, 5.48% due 07/15/24[1,2]	152,308	157,953
First Franklin Mortgage Loan Trust
2006-FF1, 0.49% due 01/25/36[1]	150,000	130,954
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[1,2,3]	102,205	102,205
Structured Asset Receivables Trust Series
2005-1A, 0.73% due 01/21/15[1,2]	95,902	92,545
Vega Containervessel plc
2006-1A, 5.56% due 02/10/21[2]	88,386	87,061
Raspro Trust
2005-1A, 0.63% due 03/23/24[1,2]	82,302	79,421
Castle Trust
2003-1AW, 0.90% due 05/15/27[1,2]	50,331	49,325
BlackRock Senior Income Series
2004-1X, 0.00% due 09/15/16	500,000	50
Total Asset Backed Securities
(Cost $127,188,059)		128,998,056

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
CORPORATE BONDS†† - 27.6%
Financials - 17.9%
JPMorgan Chase & Co.
5.15% due 12/31/49[1,3,4]	$2,625,000	$2,516,719
5.00% due 12/29/49[1,4]	1,250,000	1,245,368
Fifth Third Bancorp
4.90% due 12/29/49[1,4]	2,000,000	1,989,100
5.10% due 12/31/49[1,4]	1,840,000	1,767,780
General Electric Capital Corp.
7.13% due 12/29/49[1,3,4]	1,920,000	2,265,983
5.25% due 06/29/49[1,4]	1,000,000	1,011,250
EPR Properties
5.25% due 07/15/23[3]	2,250,000	2,340,587
5.75% due 08/15/22	680,000	738,793
Wintrust Financial Corp.
5.00% due 06/13/24	2,700,000	2,814,684
Itau Unibanco Holding S.A./Cayman Island
5.13% due 05/13/23[2,3]	2,650,000	2,639,400
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	2,300,000	2,420,916
Prudential Financial, Inc.
5.63% due 06/15/43[1,3]	1,900,000	2,032,392
5.88% due 09/15/42[1]	300,000	325,875
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	1,550,000	1,660,438
5.88% due 02/01/22	400,000	419,000
3.50% due 03/15/17	200,000	202,250
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/24	2,100,000	2,087,491
AmTrust Financial Services, Inc.
6.13% due 08/15/23[2]	2,000,000	2,024,760
Customers Bank
6.13% due 06/26/29[1,2]	2,000,000	2,000,000
Bank of America Corp.
5.20% due 12/29/49[1,4]	1,250,000	1,196,875
5.13% due 06/17/19[1,4]	700,000	697,377
Banco do Brasil S.A.
9.00% due 12/29/49[1,2,4]	1,550,000	1,528,688
ACC Group Housing LLC
6.35% due 07/15/54[2]	625,000	634,625
3.50% due 07/15/18[2]	625,000	625,500
Cadence Bank North America
6.25% due 06/28/29[1]	1,200,000	1,211,040
Bank of New York Mellon Corp.
4.50% due 12/31/49[1,4]	1,280,000	1,190,400
Credit Suisse AG
6.50% due 08/08/23[2]	1,000,000	1,110,000
Citigroup, Inc.
5.35% due 05/29/49[1,4]	750,000	719,531
6.30% due 12/29/49[1,4]	375,000	382,031
Pacific Northwest Communities LLC
5.91% due 06/15/50[2]	1,000,000	1,011,940
National Rural Utilities Cooperative Finance Corp.
4.75% due 04/30/43[1]	1,000,000	984,110
Wilton Re Finance LLC
5.88% due 03/30/33[1,2]	925,000	964,313
Ironshore Holdings US, Inc.
8.50% due 05/15/20[2]	720,000	855,757
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[2,3]	835,800	823,263
ICICI Bank Ltd.
4.75% due 11/25/16[2]	700,000	737,159
Royal Bank of Scotland Group plc
5.13% due 05/28/24	700,000	710,779
StanCorp Financial Group, Inc.
5.00% due 08/15/22	650,000	693,437
Kennedy-Wilson, Inc.
8.75% due 04/01/19	500,000	540,950
CIC Receivables Master Trust
4.89% due 10/07/21†††	500,000	505,800
Tri-Command Military Housing LLC
5.38% due 02/15/48[2]	568,190	503,638
QBE Capital Funding III Ltd.
7.25% due 05/24/41[1,2]	368,000	396,520
Allstate Corp.
5.75% due 08/15/53[1]	250,000	268,514
Cadence Financial Corp.
4.88% due 06/28/19[2]	250,000	250,875
Jackson National Life Insurance Co.
8.15% due 03/15/27[2]	125,000	162,838
National Life Insurance Co.
10.50% due 09/15/39[2]	100,000	143,826
MetLife Capital Trust IV
7.88% due 12/15/37[2]	115,000	142,888
Scottrade Financial Services, Inc.
6.13% due 07/11/21[2]	125,000	129,761
LCP Dakota Fund
10.00% due 08/17/15[6]	28,800	28,800
Total Financials		51,654,021
Consumer Discretionary - 3.4%
HP Communities LLC
5.12% due 03/15/22[2]	1,676,499	1,784,800
5.62% due 09/15/32[2]	1,000,000	1,023,200
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.88% due 11/01/20[2]	2,000,000	2,060,000
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
3.90% due 01/15/26	1,570,000	1,562,150
Northern Group Housing LLC
6.80% due 08/15/53[2]	1,200,000	1,318,572

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
CORPORATE BONDS†† - 27.6% (continued)
Consumer Discretionary - 3.4% (continued)
QVC, Inc.
7.38% due 10/15/20[2]	$650,000	$697,729
Xefin Lux SCA
4.06% due 06/01/19[1,2]	450,000	617,683
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	285,330	298,170
Continental Airlines 2012-1 Class B Pass Through Trust
6.25% due 04/11/20	269,594	293,858
GRD Holdings III Corp.
10.75% due 06/01/19[2]	125,000	140,000
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19[6]	86,639	90,538
Laureate Education, Inc.
9.25% due 09/01/19[2]	25,000	25,750
Total Consumer Discretionary		9,912,450
Materials - 3.0%
Barrick Gold Corp.
4.10% due 05/01/23[3]	2,300,000	2,290,453
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	2,225,000	2,170,216
Yamana Gold, Inc.
4.95% due 07/15/24[2]	1,700,000	1,711,178
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[2]	850,000	792,129
4.45% due 11/15/21[2,3]	625,000	610,922
TPC Group, Inc.
8.75% due 12/15/20[2]	1,000,000	1,107,500
Total Materials		8,682,398
Industrials - 1.8%
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[2]	3,031,330	3,004,351
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††,6	750,000	769,875
ADT Corp.
4.13% due 04/15/19	650,000	654,063
SBM Baleia Azul Sarl
5.50% due 09/15/27†††,6	466,100	468,337
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.88% due 01/15/17	120,000	127,140
Prosight Global Inc.
7.50% due 11/26/20†††,6	100,000	101,370
Total Industrials		5,125,136
Energy - 0.7%
Reliance Holding USA, Inc.
5.40% due 02/14/22[2]	550,000	593,866
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	425,000	455,813
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21	350,000	355,250
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35% due 06/30/21[2]	202,500	217,688
Bill Barrett Corp.
7.63% due 10/01/19	125,000	134,688
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	110,000	118,800
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20	65,000	73,775
Total Energy		1,949,880
Kenya - 0.4%
Kenya Government International Bond
6.88% due 06/24/24[2]	1,200,000	1,248,000
Telecommunication Services - 0.2%
Avaya, Inc.
7.00% due 04/01/19[2]	550,000	550,000
Consumer Staples - 0.2%
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[2]	224,000	239,120
Harbinger Group, Inc.
7.88% due 07/15/19	200,000	218,750
Total Consumer Staples		457,870
Cayman Islands - 0.0%
Government of the Cayman Islands
5.95% due 11/24/19[2]	125,000	143,750
Bahamas - 0.0%
Commonwealth of the Bahamas
6.95% due 11/20/29[2]	110,000	122,210
Total Corporate Bonds
(Cost $78,590,215)		79,845,715
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.5%
Commercial Mortgage Pass Through Certificates
2014-KYO,2.50% due 06/11/27[1,2]	4,500,000	4,500,000
CSMC Series 2014-ICE
2.40% due 04/15/27[1,2]	2,500,000	2,509,498
Alternative Loan Trust
2003-18CB,5.25% due 09/25/33	2,155,974	2,241,010
WaMu Mortgage Pass Through Certificates
2006-AR11,1.04% due 09/25/46[1]	2,827,422	2,220,858
Hilton USA Trust
2013-HLT,4.41% due 11/05/30[2]	1,750,000	1,812,133

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.5% (continued)
Boca Hotel Portfolio Trust
2013-BOCA,3.20% due 08/15/26[1,2]	$1,700,000	$1,704,857
BBCMS Trust
2013-TYSN,3.71% due 09/05/32[2]	1,500,000	1,437,365
BB-UBS Trust
2012-SHOW,4.16% due 11/05/36[1,2]	1,500,000	1,379,940
Luminent Mortgage Trust
2006-2,0.35% due 02/25/46[1]	1,561,145	1,177,832
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-8,5.76% due 10/25/36	1,565,769	1,148,107
2006-AR9,0.96% due 11/25/46[1]	1,539,660	1,061,936
Chase Mortgage Finance Trust Series
2006-S3,6.00% due 11/25/36	1,173,609	1,044,488
CGBAM Commercial Mortgage Trust 2014-HD
2.15% due 02/15/31[1,2]	1,000,000	1,001,654
Wells Fargo Alternative Loan 2007-PA3 Trust
2007-PA3,6.25% due 07/25/37	1,021,369	931,463
GMAC Commercial Mortgage Asset Corp.
2003-PRES,6.24% due 10/10/41†††,2	969,851	897,209
Sequoia Mortgage Trust
2013-5,2.50% due 05/25/43[1,2]	896,164	838,334
Motel 6 Trust
2012-MTL6,3.78% due 10/05/25[2]	750,000	761,510
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[1,2]	710,776	667,490
American Home Mortgage Assets Trust
2007-1,0.82% due 02/25/47[1]	931,608	595,996
Residential Asset Securitization Trust
2006-A12,6.25% due 11/25/36	754,271	577,502
LSTAR Commercial Mortgage Trust
2014-2,5.32% due 01/20/41[1,2]	500,000	514,814
Nomura Resecuritization Trust
2012-1R,0.59% due 08/27/47[1,2]	555,296	512,371
Structured Asset Mortgage Investments II Trust
2006-AR1,0.38% due 02/25/36[1]	579,162	493,061
Credit Suisse Mortgage Capital Certificates
2006-TF2A,0.55% due 10/15/21[1,2]	250,000	242,644
BAMLL-DB Trust
2012-OSI,5.81% due 04/13/29[2]	200,000	214,167
Total Collateralized Mortgage Obligations
(Cost $30,189,796)		30,486,239
SENIOR FLOATING RATE INTERESTS†† - 5.9%
Industrials - 1.7%
Rise Ltd.
4.74% due 02/12/39†††	1,175,074	1,191,291
Travelport Holdings Ltd.
6.25% due 06/26/19	1,009,800	1,032,016
ServiceMaster Co.
4.25% due 06/25/21	700,000	698,691
Brickman Group Holdings, Inc.
4.00% due 12/18/20	500,000	494,745
AABS Ltd.
4.87% due 01/15/38†††	458,856	464,592
Sabre, Inc.
4.25% due 02/19/19	372,653	373,428
Emerald Expositions
5.50% due 06/17/20	261,357	262,909
CPM Acquisition Corp.
6.25% due 08/29/17	170,186	170,895
10.25% due 03/01/18	70,000	70,963
Thermasys Corp.
5.25% due 05/03/19	98,125	97,634
Total Industrials		4,857,164
Information Technology - 1.2%
Avago Technologies Ltd.
3.75% due 05/06/21	2,150,000	2,155,955
EIG Investors Corp.
5.00% due 11/09/19	640,287	640,287
Evergreen Skill
4.50% due 04/28/21	350,000	349,783
Deltek, Inc.
4.50% due 10/10/18	217,443	218,711
SumTotal Systems
6.25% due 11/16/18	199,334	194,350
Aspect Software, Inc.
7.25% due 05/07/16	16,755	16,892
Total Information Technology		3,575,978
Financials - 0.8%
Corporate Capital Trust
4.00% due 05/20/19	997,500	996,253
Nuveen Investments, Inc.
4.15% due 05/13/17	750,000	750,938
National Financial Partners
5.25% due 07/01/20	396,001	397,783
American Stock Transfer & Trust
5.75% due 06/26/20	242,867	242,461

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 5.9% (continued)
Financials - 0.8% (continued)
First Data Corp.
4.15% due 03/23/18	$20,000	$20,025
Total Financials		2,407,460
Telecommunication Services - 0.8%
Associated Partners, Inc.
6.65% due 12/21/15†††,6	1,000,000	1,002,499
Avaya, Inc.
4.73% due 10/26/17	982,179	960,846
Light Tower Fiber LLC
4.00% due 04/13/20	396,000	394,658
Total Telecommunication Services		2,358,003
Consumer Discretionary - 0.7%
Neiman Marcus Group, Inc.
4.25% due 10/25/20	598,500	596,891
Fleetpride Corp.
5.25% due 11/19/19	541,750	539,041
9.25% due 05/15/20	48,000	47,040
1-800 Contacts, Inc.
4.25% due 01/29/21	299,250	299,064
Compucom Systems, Inc.
4.25% due 05/07/20	300,000	296,751
Capital Automotive LP
6.00% due 04/30/20	100,000	101,958
Navistar, Inc.
5.75% due 08/17/17	62,500	63,672
Container Store, Inc.
4.25% due 04/06/19	35,806	35,686
Laureate Education, Inc.
5.00% due 06/15/18	28,232	27,561
Total Consumer Discretionary		2,007,664
Materials - 0.5%
Fortescue Metals Group Ltd.
3.75% due 06/30/19	1,397,864	1,398,396
Consumer Staples - 0.2%
Grocery Outlet, Inc.
5.50% due 12/17/18	295,784	296,154
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19	121,778	120,865
Performance Food Group
6.25% due 11/14/19	99,497	100,431
Total Consumer Staples		517,450
Total Senior Floating Rate Interests
(Cost $16,994,895)		17,122,115
MUNICIPAL BONDS†† - 4.6%
California - 1.8%
Cypress School District
0.00% due 08/01/40	9,145,000	2,355,385
Stockton Unified School District
0.00% due 08/01/40	4,230,000	1,169,849
0.00% due 08/01/36	1,950,000	678,405
0.00% due 08/01/35	1,265,000	465,469
Inland Valley Development Agency
5.50% due 03/01/33	400,000	412,360
County of Sacramento California Revenue Bonds
7.25% due 08/01/25	180,000	209,542
Total California		5,291,010
Michigan - 1.7%
City of Detroit
3.49% due 10/07/16	4,000,000	4,000,000
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/33	600,000	604,068
5.00% due 07/01/30	50,000	49,512
City of Detroit Michigan Sewage Disposal System Revenue Revenue Bonds
5.50% due 07/01/22	170,000	176,907
Total Michigan		4,830,487
Illinois - 1.0%
County of Cook Illinois General Obligation Unlimited
6.22% due 11/15/34	1,900,000	2,192,106
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	300,000	329,319
5.00% due 01/01/27	200,000	212,514
City of Chicago
0.00% due 01/01/30	310,000	149,104
Total Illinois		2,883,043
Alabama - 0.1%
County of Jefferson Sewer Revenue
0.00% due 10/01/32	720,000	259,999
County of Jefferson Alabama Sewer Revenue Revenue Bonds
0.00% due 10/01/34	550,000	170,594
Total Alabama		430,593
Total Municipal Bonds
(Cost $13,431,156)		13,435,133
MORTGAGE BACKED SECURITIES†† - 0.7%
HarborView Mortgage Loan Trust
2006-12,0.35% due 01/19/38[1]	1,598,649	1,378,150
GreenPoint Mortgage Funding Trust Series
2007-AR1,0.23% due 02/25/47[1]	758,422	708,058
Total Mortgage Backed Securities
(Cost $2,046,170)		2,086,208
	Contracts
OPTIONS PURCHASED††, 6 - 0.1%
Call options on:
iShares 7-10 Year Treasury Bond ETF Expiring September 2014 with strike price of $104.00	4,990	324,350
Total Options Purchased
(Cost $309,380)		324,350
Total Investments - 107.8%
(Cost $308,613,088)		$312,071,177

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Contracts	Value
OPTIONS WRITTEN†,6 - 0.0%
Call options on:
iShares 7-10 Year Treasury Bond ETF Expiring September 2014 with strike price of $106.00	4,990	$(99,800)
Total Options Written
(Premiums received $69,860)		(99,800)
Other Assets & Liabilities, net - (7.8)%		(22,528,590)
Total Net Assets - 100.0%		$289,442,787

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

	Floating				Notional		Unrealized
Counterparty	Rate	Floating Rate Index	Fixed Rate	Maturity Date	Amount	Market Value	Appreciation
Merrill Lynch	Pay	3-Month USD-LIBOR	3.89%	09/09/43	$2,750,000	$348,700	$348,700
Merrill Lynch	Pay	3-Month USD-LIBOR	3.68%	08/29/43	2,000,000	175,600	175,600
Merrill Lynch	Pay	3-Month USD-LIBOR	1.70%	08/29/18	8,200,000	136,120	136,120
Merrill Lynch	Pay	3-Month USD-LIBOR	1.59%	09/26/18	12,650,000	122,705	122,705
Merrill Lynch	Pay	3-Month USD-LIBOR	3.65%	09/26/43	900,000	71,100	71,100
							$854,225

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Contracts to Sell	Currency	Counterparty	Settlement Date	Settlement Value	Value at 06/30/14	Unrealized Depreciation
450,000	EUR	BNY CAPITAL MARKETS	07/02/14	$613,706	$(616,143)	$(2,437)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2014.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $154,142,277 (cost $151,475,073), or 53.3% of total net assets.
[3]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[4]	Perpetual maturity.
[5]	Affiliated issuer — See Note 7.
[6]	Illiquid security.

plc — Public Limited Company
REIT — Real Estate Investment Trust

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 96.5%
Financials - 18.3%
Banco Santander S.A.	166,300	$1,737,343
Swedbank AB — Class A	45,300	1,201,336
National Australia Bank Ltd.	37,000	1,143,722
Annaly Capital Management, Inc.	89,100	1,018,413
People's United Financial, Inc.	66,500	1,008,805
Stockland	257,100	940,684
American Capital Agency Corp.	39,100	915,331
New York Community Bancorp, Inc.	56,200	898,076
Bendigo and Adelaide Bank Ltd.	77,000	885,850
Friends Life Group Ltd.	162,100	874,799
Insurance Australia Group Ltd.	154,500	850,846
CFS Retail Property Trust Group	413,600	795,647
Aozora Bank Ltd.	220,500	724,771
Hannover Rueck SE	7,900	711,849
Bank of Queensland Ltd.[1]	57,400	659,820
Admiral Group plc	20,700	548,457
CNP Assurances	20,900	433,825
HCP, Inc.	10,000	413,800
ASX Ltd.	10,300	346,166
ICAP plc	42,100	273,749
Total Financials		16,383,289
Industrials - 13.6%
Lockheed Martin Corp.	10,500	1,687,665
Raytheon Co.	17,100	1,577,475
ITOCHU Corp.	119,600	1,535,875
Mitsui & Company Ltd.	81,200	1,301,637
Sumitomo Corp.	88,400	1,193,675
Northrop Grumman Corp.	9,100	1,088,633
Delta Air Lines, Inc.	25,200	975,744
L-3 Communications Holdings, Inc.	7,100	857,325
Mitsubishi Corp.	30,000	623,927
Auckland International Airport Ltd.[1]	141,673	483,716
Bouygues S.A.	11,100	461,873
Marubeni Corp.	51,600	377,412
TNT Express N.V.	35	317
Total Industrials		12,165,274
Telecommunication Services - 12.7%
NTT DOCOMO, Inc.	100,900	1,724,991
Telstra Corporation Ltd.	324,400	1,593,780
Deutsche Telekom AG	72,700	1,274,129
Windstream Holdings, Inc.	103,800	1,033,848
Elisa Oyj	32,100	981,877
Belgacom S.A.	28,612	949,424
Frontier Communications Corp.	156,600	914,544
Telecom Corporation of New Zealand Ltd.	371,500	871,631
Bezeq The Israeli Telecommunication Corporation Ltd.	406,000	760,769
Swisscom AG	1,000	581,323
CenturyLink, Inc.	12,500	452,500
StarHub Ltd.	80,600	269,548
Total Telecommunication Services		11,408,364
Utilities - 12.1%
SSE plc	62,300	1,670,930
GDF Suez	47,200	1,299,317
Entergy Corp.	13,900	1,141,051
TransAlta Corp.	75,100	920,583
Cheung Kong Infrastructure Holdings Ltd.	126,500	872,397
PPL Corp.	24,200	859,826
CLP Holdings Ltd.	103,300	847,683
Southern Co.	17,200	780,536
Duke Energy Corp.	10,300	764,157
Pepco Holdings, Inc.	16,900	464,412
Consolidated Edison, Inc.	8,000	461,920
Power Assets Holdings Ltd.	46,100	402,982
Enagas S.A.	11,700	376,463
Total Utilities		10,862,257
Energy - 10.2%
ConocoPhillips	20,900	1,791,756
Baytex Energy Corp.[1]	23,600	1,089,265
Seadrill Ltd.	27,100	1,074,938
Canadian Oil Sands Ltd.[1]	41,500	940,415
Transocean Ltd.	19,000	854,043
TonenGeneral Sekiyu K.K.	81,700	775,791
Noble Corporation plc	20,600	691,336
Pengrowth Energy Corp.[1]	81,800	586,449
Diamond Offshore Drilling, Inc.	9,400	466,522
Penn West Petroleum Ltd.	45,700	446,272
Williams Companies, Inc.	7,400	430,754
Total Energy		9,147,541
Consumer Staples - 9.1%
General Mills, Inc.	33,100	1,739,075
Altria Group, Inc.	41,400	1,736,316
Kimberly-Clark Corp.	10,500	1,167,810
Dr Pepper Snapple Group, Inc.	17,900	1,048,582
Woolworths Ltd.	25,600	850,235
Safeway, Inc.	15,400	528,836
Metcash Ltd.	204,300	508,607
Wesfarmers Ltd.	10,400	410,331
Coca-Cola Amatil Ltd.	20,300	181,091
Total Consumer Staples		8,170,883
Health Care - 8.7%
WellPoint, Inc.	17,700	1,904,697
Eli Lilly & Co.	30,400	1,889,968
Cardinal Health, Inc.	18,000	1,234,080
Pfizer, Inc.	26,400	783,552
Coloplast A/S — Class B	6,300	569,725
UnitedHealth Group, Inc.	4,700	384,225
AmerisourceBergen Corp. — Class A	5,200	377,832
Humana, Inc.	2,900	370,388
Amgen, Inc.	2,200	260,414
Total Health Care		7,774,881
Consumer Discretionary - 4.9%
Ford Motor Co.	62,400	1,075,776
Darden Restaurants, Inc.	17,700	818,979
Sankyo Company Ltd.	15,800	607,452
Shaw Communications, Inc. — Class B	20,700	530,764
Target Corp.	8,700	504,165
Kohl's Corp.	8,900	468,852
Singapore Press Holdings Ltd.	118,000	394,624
Total Consumer Discretionary		4,400,612
Information Technology - 3.8%
Intel Corp.	35,700	1,103,130
Apple, Inc.	10,500	975,765
Seagate Technology plc	14,300	812,526
Leidos Holdings, Inc.	8,300	318,222
Avnet, Inc.	4,000	177,240
Total Information Technology		3,386,883
Materials - 3.1%
Avery Dennison Corp.	17,800	912,250
Dow Chemical Co.	13,300	684,418
International Paper Co.	12,500	630,875
Agnico Eagle Mines Ltd.	15,500	593,534
Total Materials		2,821,077
Total Common Stocks
(Cost $79,297,378)		86,521,061

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
EXCHANGE TRADED FUNDS† - 0.4%
PowerShares S&P International Developed Low Volatility Portfolio[1]	10,000	$334,600
Total Exchange Traded Funds
(Cost $333,446)		334,600
SHORT TERM INVESTMENTS† - 2.5%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund	2,273,718	2,273,718
Total Short Term Investments
(Cost $2,273,718)		2,273,718
Total Investments - 99.4%
(Cost $81,904,542)		$89,129,379
Other Assets & Liabilities, net - 0.6%		502,009
Total Net Assets - 100.0%		$89,631,388

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Illiquid security.
plc — Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Trust’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and reviews the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS®. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s CME price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees.

Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

An option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security (put option) or the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security (call option) at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities and a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Certain Funds use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2014:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Enhanced World Equity Fund	$6,799,588	$–	$–	$–	$–	$6,799,588
Floating Rate Strategies Fund	105,163,430	–	1,286,955,849	–	38,309,133	1,430,428,412
High Yield Fund	6,736,427	–	161,384,655	–	4,107,903	172,228,985
Investment Grade Bond Fund	3,732,306	–	104,097,504	816,495	14,650,793	123,297,098
Large Cap Value Fund	66,435,327	–	–	–	–	66,435,327
Limited Duration Fund	4,731,160	–	61,106,413	–	4,090,344	69,927,917
Macro Opportunities Fund	176,307,104	2,326,675	1,151,606,844	2,622,942	112,028,089	1,444,891,654
Mid Cap Value Fund	1,335,880,769	–	7,430,938	–	49,876	1,343,361,583
Mid Cap Value Institutional Fund	629,737,053	–	2,690,938	–	46,123	632,474,114
Municipal Income Fund	3,939,384	–	54,280,360	–	–	58,219,744
Risk Managed Real Estate Fund	10,059,592	–	–	–	–	10,059,592
Small Cap Value Fund	52,150,726	–	197,500	–	363	52,348,589
StylePlus—Large Core Fund	118,526,535	–	69,182,123	4,263,917	–	191,972,575
StylePlus—Mid Growth Fund	51,483,084	214,258	29,677,751	2,430,664	–	83,805,757
Total Return Bond Fund	39,297,240	–	251,972,996	1,178,575	20,476,591	312,925,402
World Equity Income Fund	89,129,379	–	–	–	–	89,129,379
Liabilities
Enhanced World Equity Fund	$–	$8,933	$–	$–	$–	$8,933
Floating Rate Strategies Fund	–	–	–	1,191,225	–	1,191,225
HighYield fund	–	–	–	51,019	–	51,019
Investment Grade Bond Fund	–	–	–	45,020	–	45,020
Macro Opportunities Fund	–	523,852	–	3,272,476	–	3,796,328
Risk Managed Real Estate Fund	3,065,182	–	–	–	–	3,065,182
Total Return Bond Fund	–	–	–	102,237	–	102,237

*	Other financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although Indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category and Subcategory	Ending Balance at 06/30/14	Valuation Technique	Unobservable Inputs
	Investments, at value
Floating Rate Strategies Fund	Senior Floating Rate Interests	$20,686,941	Monthly Model Priced	Indicative Quote
	Asset-Backed Securities	15,939,552	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Corporate Bonds	1,682,640	Option Adjusted Spread off the trade price over the 3 month LIBOR	Trade Price

High Yield Fund	Senior Floating Rate Interests	3,530,463	Monthly Model Priced	Indicative Quote
	Corporate Bonds	577,440	Option Adjusted Spread off the trade price over the 3 month LIBOR	Trade Price

Investment Grade Bond Fund	Asset-Backed Securities	9,254,705	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Preferred Stock	2,095,320	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Corporate Bonds	1,339,582	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		303,480	Option Adjusted Spread off the trade price over the 3 month LIBOR	Trade Price
	Total Corporate Bonds	1,643,062
	Senior Floating Rate Interests	1,209,102	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Collateralized Mortgage Obligation	448,604	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Limited Duration Fund	Asset-Backed Securities	3,129,413	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Senior Floating Rate Interests	960,931	Monthly Model Priced	Indicative Quote

Macro Opportunities Fund	Asset-Backed Securities	66,216,369	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		986,200	Option Adjusted Spread off the trade price over the 3 month LIBOR	Trade Price
	Total Asset-Backed Securities	67,202,569
	Senior Floating Rate Interests	22,601,781	Monthly Model Priced	Indicative Quote
		10,619,028	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Senior Floating Rate Interests	33,220,809
	Corporate Bonds	5,029,312	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		6,575,399	Option Adjusted Spread off the trade price over the 3 month LIBOR	Trade Price
	Total Corporate Bonds	11,604,711

Total Return Bond Fund	Asset-Backed Securities	15,075,618	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Senior Floating Rate Interests	1,002,500	Monthly Model Priced	Indicative Quote
		1,655,882	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Senior Floating Rate Interests	2,658,382
	Corporate Bonds	1,339,582	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		505,800	Option Adjusted Spread off the trade price over the 3 month LIBOR	Trade Price
	Total Corporate Bonds	1,845,382
	Collateralized Mortgage Obligation	897,209	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of June 30, 2014, StylePlus—Large Core Fund had a security with a total value of $847,036 transfer from Level 3 to Level 2 due to changes in the securities valuation method.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2014:

LEVEL 3 – Fair value measurement using significant unobservable inputs

Total
Floating Rate Strategies Fund
Assets:
Beginning Balance	$10,532,530
Purchases	32,303,558
Sales	(1,665,723)
Total change in unrealized gains or losses included in earnings	1,043,764
Transfers into Level 3	6,627,534
Transfers out of Level 3	(10,532,530)
Ending Balance	$38,309,133

High Yield Fund
Assets:
Beginning Balance	$3
Purchases	3,104,852
Sales	(13,750)
Total change in unrealized gains or losses included in earnings	16,801
Transfers into Level 3	1,000,000
Transfers out of Level 3	(3)
Ending Balance	$4,107,903

Investment Grade Bond Fund
Assets:
Beginning Balance	$382,749
Purchases	7,027,259
Sales	(648,161)
Total change in unrealized gains or losses included in earnings	395,275
Transfers into Level 3	7,876,420
Transfers out of Level 3	(382,749)
Ending Balance	$14,650,793

Limited Duration Fund
Assets:
Beginning Balance	$-
Purchases	4,184,193
Sales	(107,797)
Total change in unrealized gains or losses included in earnings	13,948
Ending Balance	$4,090,344

Macro Opportunities Fund
Assets:
Beginning Balance	$24,277,702
Purchases	96,160,052
Sales	(5,664,946)
Total realized gains or losses included in earnings	(2,587)
Total change in unrealized gains or losses included in earnings	1,377,874
Transfers into Level 3	20,157,696
Transfers out of Level 3	(24,277,702)
Ending Balance	$112,028,089

Total Return Bond Fund
Assets:
Beginning Balance	$2,590,364
Purchases	14,757,848
Sales	(963,455)
Total realized gains or losses included in earnings	(588)
Total change in unrealized gains or losses included in earnings	605,748
Transfers into Level 3	6,077,037
Transfers out of Level 3	(2,590,363)
Ending Balance	$20,476,591

4. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds' policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds' custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

At June 30, 2014, the collateral for the repurchase agreements was as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Limited Duration Bond Fund	Jefferies & Company, Inc. 2.15% - 2.65%			Puerto Rico Electric Power Authority
	Due 07/07/14 - 07/30/14			5.50%
		$2,565,000	$2,570,044	08/01/20	$920,000	$349,600
				Suntrust Adjustable Rate Mortgage Loan Trust
				5.36%
				02/25/37	7,320,448	1,918,111
				Puerto Rico Commonwealth Government Development Bank
				5.40%
				07/01/28	1,398,000	880,740
Macro Opportunities Fund	Jefferies & Company, Inc. 2.15% Due 07/07/14			Puerto Rico Commonwealth Aqueduct & Sewer Authority
				5.35% - 6.00%
		7,800,000	7,808,762	07/01/27 - 07/01/44	14,405,000	8,738,600

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds' investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Options Written

Information as to options written by the Funds during the period ended June 30, 2014, and options outstanding at period end is provided below:

Written Call Options

	Enhanced World Equity Fund		Investment Grade Bond Fund		Macro Opportunities Fund		Mid Cap Value Fund		Mid Cap Value Institutional Fund		Small Cap Value Fund		Total Return Bond Fund
	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at September 30, 2013	370	$34,151	–	$–	354	$225,834	1,154	$390,057	517	$174,748	107	$31,283	–	$–
Options Written	7,499	542,311	2,251	31,514	43,842	1,015,825	1,597	391,534	731	179,216	210	35,346	4,990	69,860
Options terminated in closing purchase transactions	(7,112)	(526,355)	–	–	–	–	–	–	–	–	–	–	–	–
Options expired	(295)	(32,075)	–	–	(14,377)	(299,077)	(2,751)	(781,591)	(1,248)	(353,964)	(317)	(66,629)	–	–
Options exercised	(106)	(5,772)	–	–	(4,122)	(362,971)	–	–	–	–	–	–	–	–
Balance at June 30, 2014	356	$12,260	2,251	$31,514	25,697	$579,611	–	$–	–	$–	–	$–	4,990	$69,860

Written Put Options

	Enhanced World Equity Fund		Investment Grade Bond Fund		Macro Opportunities Fund		Mid Cap Value Fund		Mid Cap Value Institutional Fund		Small Cap Value Fund		Total Return Bond Fund
	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at September 30, 2013	–	$–	–	$–	1,922	$284,376	–	$–	–	$–	200	$12,810	–	$–
Options Written	–	–	–	–	–	–	1,609	215,880	715	95,933	60	8,050	–	–
Options terminated in closing purchase transactions	–	–	–	–	–	–	–	–	–	–	–	–	–	–
Options expired	–	–	–	–	(1,922)	(284,376)	(1,609)	(215,880)	(715)	(95,933)	(260)	(20,860)	–	–
Options exercised	–	–	–	–	–	–	–	–	–	–	–	–	–	–
Balance at June 30, 2014	–	$–	–	$–	–	$0	–	$–	–	$–	–	$–	–	$–

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

Certain Funds utilized options to minimally hedge the Fund’s portfolio to increase returns, to maintain exposure to the equity markets and create liquidity.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Hedge	Duration	Leverage
Floating Rate Strategies Fund		x		x
High Yield Fund		x		x
Investment Grade Bond Fund			x	x
Macro Opportunities Fund	x	x		x
Risk Managed Real Estate Fund				x
StylePlus-Large Core Fund	x
StylePlus-Mid Growth Fund	x			x
Total Return Bond Fund			x	x

7. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Guggenheim Funds Trust

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President and Chief Executive Officer

Date  August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President and Chief Executive Officer

Date  August 25, 2014

By (Signature and Title)* /s/ John L. Sullivan

John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date  August 25, 2014

* Print the name and title of each signing officer under his or her signature.